UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

November 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 49.3%
Information Technology - 9.9%
Communications Equipment - 0.3%
Cisco Systems, Inc.	9,572	$458,212
F5 Networks, Inc. (a)	2,755	473,777
Juniper Networks, Inc.	16,440	471,993
Telefonaktiebolaget LM Ericsson-Class B	32,200	270,254

		1,674,236

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp.-Class A	59,558	5,237,531
Avnet, Inc.	11,710	513,132
IPG Photonics Corp. (a)	5,008	711,887

		6,462,550

IT Services - 3.4%
Alliance Data Systems Corp.	2,330	466,839
Amadeus IT Group SA-Class A	16,331	1,172,078
Amdocs Ltd.	7,777	504,805
Booz Allen Hamilton Holding Corp.	29,556	1,516,518
Capgemini SE	9,150	1,068,367
CGI Group, Inc.-Class A (a)	3,560	227,750
Cognizant Technology Solutions Corp.-Class A	30,448	2,168,811
Fidelity National Information Services, Inc.	14,970	1,616,012
Goodman Networks, Inc. (a)(b)(c)(d)	3,005	0
Mastercard, Inc.-Class A	40,030	8,048,832
Otsuka Corp.	26,800	905,621
Paychex, Inc.	27,110	1,918,304
Total System Services, Inc.	13,730	1,199,590
Visa, Inc.-Class A	27,658	3,919,415

		24,732,942

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	51,963	2,562,295
NXP Semiconductors NV	7,800	650,286
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	20,790	781,496
Texas Instruments, Inc.	11,823	1,180,527

		5,174,604

Software - 3.5%
Adobe, Inc. (a)	2,580	647,296
Avaya Holdings Corp. (a)	8,861	137,966
Check Point Software Technologies Ltd. (a)	12,890	1,441,231
Citrix Systems, Inc. (a)	4,750	517,608
Constellation Software, Inc./Canada	1,346	923,169
Dell Technologies, Inc.-Class V (a)	5,310	560,099
Fortinet, Inc. (a)	5,028	371,268
Intuit, Inc.	2,593	556,276
Microsoft Corp.	127,698	14,160,431
Nice Ltd. (a)	19,050	2,209,731
Oracle Corp.	36,029	1,756,774
Oracle Corp. Japan	18,300	1,189,719
SAP SE	7,521	779,000
Trend Micro, Inc./Japan	3,100	178,124

		25,428,692

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	34,351	$6,134,401
Samsung Electronics Co., Ltd.	52,171	1,954,908
Travelport Worldwide Ltd.	1,124	17,175

		8,106,484

		71,579,508

Health Care - 8.1%
Biotechnology - 1.5%
AbbVie, Inc.	5,909	557,042
Amgen, Inc.	2,696	561,442
Biogen, Inc. (a)	856	285,664
Celgene Corp. (a)	59,359	4,286,907
CSL Ltd.	1,743	227,229
Gilead Sciences, Inc.	57,972	4,170,506
Grifols SA	8,621	242,474
United Therapeutics Corp. (a)	2,830	334,223

		10,665,487

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	116,529	8,628,972
Baxter International, Inc.	8,240	564,852
Coloplast A/S-Class B	2,870	274,014
Medtronic PLC	7,340	715,870
ResMed, Inc.	180	20,122
West Pharmaceutical Services, Inc.	24,501	2,684,330

		12,888,160

Health Care Providers & Services - 1.5%
Anthem, Inc.	22,990	6,668,709
Centene Corp. (a)	1,070	152,207
CVS Health Corp.	14,940	1,198,188
Humana, Inc.	1,712	564,053
Sinopharm Group Co., Ltd.-Class H	22,000	108,545
UnitedHealth Group, Inc.	5,660	1,592,497
WellCare Health Plans, Inc. (a)	1,720	438,394

		10,722,593

Life Sciences Tools & Services - 0.7%
IQVIA Holdings, Inc. (a)	43,167	5,398,897

Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	48,800	751,997
Bausch Health Cos., Inc. (a)	9,280	225,531
Bristol-Myers Squibb Co.	14,650	783,189
Eli Lilly & Co.	1,469	174,282
Endo International PLC (a)	3,078	37,028
GlaxoSmithKline PLC	39,440	817,588
H Lundbeck A/S	12,740	523,659
Horizon Pharma PLC (a)	1,435	28,671
Johnson & Johnson	5,019	737,291
Merck & Co., Inc.	24,222	1,921,774

Company	Shares	U.S. $ Value
Novo Nordisk A/S-Class B	29,025	$1,349,994
Pfizer, Inc.	52,469	2,425,642
Roche Holding AG	14,664	3,806,540
Sanofi	6,050	548,495
Zoetis, Inc.	53,989	5,067,947

		19,199,628

		58,874,765

Financials - 7.2%
Banks - 2.7%
Banco do Brasil SA	9,300	107,447
Bank Leumi Le-Israel BM	19,415	127,762
Bank of America Corp.	1,028	29,195
Bank of Communications Co., Ltd.-Class A	40,200	34,007
China CITIC Bank Corp., Ltd.	121,800	99,880
China Minsheng Banking Corp., Ltd.	113,000	99,618
Chongqing Rural Commercial Bank Co., Ltd.-Class H	189,000	110,927
Citigroup, Inc.	26,454	1,713,955
Comerica, Inc.	3,182	251,951
CTBC Financial Holding Co., Ltd.	162,000	107,920
DBS Group Holdings Ltd.	135,900	2,426,875
DNB ASA	41,937	720,482
Hang Seng Bank Ltd.	23,900	553,483
Industrial Bank of Korea	7,086	93,866
JPMorgan Chase & Co.	6,264	696,494
Jyske Bank A/S	62,782	2,466,584
Mitsubishi UFJ Financial Group, Inc.	109,800	600,760
PNC Financial Services Group, Inc. (The)	3,790	514,606
Royal Bank of Canada	19,340	1,418,058
Seven Bank Ltd.	171,000	531,017
Svenska Handelsbanken AB-Class A	25,020	275,877
Swedbank AB-Class A	12,220	284,281
Toronto-Dominion Bank (The)	29,769	1,648,145
Wells Fargo & Co.	78,360	4,253,381
Westpac Banking Corp.	23,810	453,468

		19,620,039

Capital Markets - 2.7%
BlackRock, Inc.-Class A	2,050	877,420
Charles Schwab Corp. (The)	162,550	7,282,240
China Cinda Asset Management Co., Ltd.-Class H	426,000	114,715
China Huarong Asset Management Co., Ltd. (e)	575,000	118,705
Intercontinental Exchange, Inc.	13,910	1,136,725
Julius Baer Group Ltd. (a)	73,888	2,980,264
London Stock Exchange Group PLC	14,040	723,596
Moody’s Corp.	8,630	1,372,774
Morgan Stanley	10,518	466,894
Partners Group Holding AG	1,150	755,915
S&P Global, Inc.	3,400	621,724
Singapore Exchange Ltd.	448,700	2,402,933
Yuanta Financial Holding Co., Ltd.	267,000	136,556

		18,990,461

Consumer Finance - 0.1%
Ally Financial, Inc.	18,670	498,116
Discover Financial Services	918	65,453

		563,569

Company	Shares	U.S. $ Value
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.-Class B (a)	556	$121,341
Chailease Holding Co., Ltd.	37,000	116,221
Cielo SA	337,800	831,531
Fubon Financial Holding Co., Ltd.	69,000	109,664
Pargesa Holding SA	8,380	580,971
Voya Financial, Inc.	10,770	484,112

		2,243,840

Insurance - 1.4%
Admiral Group PLC	20,000	532,224
Aflac, Inc.	3,036	138,867
Arthur J Gallagher & Co.	18,670	1,438,897
China Life Insurance Co., Ltd./Taiwan	110,000	104,613
CNP Assurances	11,720	268,500
Direct Line Insurance Group PLC	101,490	425,237
Everest Re Group Ltd.	2,330	517,446
Fidelity National Financial, Inc.	53,798	1,807,613
Hyundai Marine & Fire Insurance Co., Ltd.	2,840	101,430
Japan Post Holdings Co., Ltd.	18,200	221,610
Lincoln National Corp.	8,070	508,168
Marsh & McLennan Cos., Inc.	6,320	560,584
NN Group NV	28,520	1,216,429
People’s Insurance Co. Group of China Ltd. (The)-Class H	256,000	110,959
Progressive Corp. (The)	7,601	503,870
Prudential Financial, Inc.	5,628	527,681
Reinsurance Group of America, Inc.-Class A	3,320	495,942
Shin Kong Financial Holding Co., Ltd.	319,000	108,761
Swiss Re AG	7,940	726,354

		10,315,185

		51,733,094

Consumer Discretionary - 7.0%
Auto Components - 0.6%
Aptiv PLC	62,840	4,518,196

Diversified Consumer Services - 0.8%
H&R Block, Inc.	17,860	482,399
Laureate Education, Inc.-Class A (a)	3,231	47,657
Service Corp. International/US	92,240	4,261,488
Sotheby’s (a)	29,566	1,182,344

		5,973,888

Hotels, Restaurants & Leisure - 1.8%
Aristocrat Leisure Ltd.	60,970	1,059,822
Caesars Entertainment Corp. (a)(f)	5,492	46,792
Compass Group PLC	77,648	1,665,163
eDreams ODIGEO SA (a)	29,487	109,327
Flight Centre Travel Group Ltd.	4,291	153,749
Las Vegas Sands Corp.	27,600	1,516,344
McDonald’s Corp.	5,760	1,085,817
Starbucks Corp.	111,697	7,452,423

		13,089,437

Company	Shares	U.S. $ Value
Household Durables - 0.1%
Auto Trader Group PLC (e)	100,510	$563,214
Hovnanian Enterprises, Inc.-Class A (a)(f)	7,965	10,115
Toll Brothers, Inc.	4,803	158,355

		731,684

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	709	1,198,331
Booking Holdings, Inc. (a)	3,232	6,114,556

		7,312,887

Leisure Products - 0.1%
Amer Sports Oyj (a)	12,860	482,402
Sankyo Co., Ltd.	4,800	192,271

		674,673

Media - 0.1%
Clear Channel Outdoor Holdings, Inc.-Class A	7,440	38,018
Live Nation Entertainment, Inc. (a)	9,020	502,234

		540,252

Multiline Retail - 0.2%
Dollar General Corp.	6,850	760,282
Next PLC	5,290	330,307

		1,090,589

Specialty Retail - 1.9%
AutoZone, Inc. (a)	1,657	1,340,629
Best Buy Co., Inc.	7,030	454,068
Hennes & Mauritz AB-Class B	15,940	293,772
Home Depot, Inc. (The)	10,131	1,826,821
Ross Stores, Inc.	19,937	1,746,481
TJX Cos., Inc. (The)	36,800	1,797,680
Ulta Salon Cosmetics & Fragrance, Inc. (a)	20,868	6,214,282

		13,673,733

Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. (a)	8,630	377,562
Moncler SpA	4,969	162,759
Pandora A/S	4,580	247,395
Samsonite International SA (a)(e)	624,600	1,892,054

		2,679,770

		50,285,109

Industrials - 4.9%
Aerospace & Defense - 0.8%
Arconic, Inc.	15,080	323,918
BAE Systems PLC	96,250	605,062
Boeing Co. (The)	6,806	2,360,049
Harris Corp.	2,980	425,991
Huntington Ingalls Industries, Inc.	2,200	474,100
Raytheon Co.	10,560	1,851,590

		6,040,710

Company	Shares	U.S. $ Value
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	5,956	$549,917

Airlines - 0.1%
Qantas Airways Ltd.	207,000	904,896

Building Products - 0.8%
Allegion PLC	58,668	5,373,402

Commercial Services & Supplies - 0.4%
Republic Services, Inc.-Class A	6,310	488,015
Secom Co., Ltd.	29,500	2,498,251
Toppan Printing Co., Ltd.	12,300	198,083

		3,184,349

Construction & Engineering - 0.0%
China State Construction Engineering Corp., Ltd.	139,400	116,328
Willscot Corp. (b)(c)	1,235	17,018

		133,346

Consumer Cyclical - Automotive - 0.0%
Exide Technologies (a)(c)(d)(g)	2,460	935
Exide Technologies/Old (a)(c)(d)(g)	1,244	473

		1,408

Electrical Equipment - 0.0%
Emerson Electric Co.	696	46,994

Industrial Conglomerates - 0.0%
CITIC Ltd.	77,000	123,953

Machinery - 0.9%
Dover Corp.	39,040	3,314,105
Kone Oyj-Class B	32,750	1,624,488
Mitsubishi Heavy Industries Ltd.	5,400	205,560
Pentair PLC	11,803	503,988
Stanley Black & Decker, Inc.	5,708	746,892

		6,395,033

Professional Services - 1.5%
Experian PLC	31,390	765,773
RELX PLC (a)	155,932	3,246,398
Verisk Analytics, Inc.-Class A (a)	44,440	5,480,341
Wolters Kluwer NV	18,190	1,099,695

		10,592,207

Road & Rail - 0.2%
ALD SA (e)	47,743	629,140
Central Japan Railway Co.	1,100	226,504
ComfortDelGro Corp., Ltd.	65,400	100,450
CSX Corp.	8,061	585,471
DSV A/S	729	55,831

		1,597,396

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (a)	4,397	$8,325

Transportation Infrastructure - 0.1%
Flughafen Zurich AG	4,723	773,030

		35,724,966

Communication Services - 4.5%
Diversified Telecommunication Services - 0.6%
China Communications Services Corp., Ltd.-Class H	122,000	102,181
HKT Trust & HKT Ltd.-Class SS	1,356,000	1,964,154
Nippon Telegraph & Telephone Corp.	37,400	1,542,789
Telenor ASA	5,019	97,357
Verizon Communications, Inc.	14,739	888,762

		4,595,243

Entertainment - 0.1%
Daiichikosho Co., Ltd.	9,700	443,709

Interactive Media & Services - 2.3%
Alphabet, Inc.-Class A (a)	558	619,185
Alphabet, Inc.-Class C (a)	10,151	11,109,559
Facebook, Inc.-Class A (a)	32,590	4,582,479

		16,311,223

Media - 0.7%
Charter Communications, Inc.-Class A (a)	193	63,536
Comcast Corp.-Class A	32,398	1,263,846
DISH Network Corp.-Class A (a)	609	19,951
Interpublic Group of Cos., Inc. (The)	20,700	486,450
Naspers Ltd.-Class N	13,100	2,611,525
Omnicom Group, Inc.	7,250	558,033
Sirius XM Holdings, Inc. (f)	72,236	450,030

		5,453,371

Wireless Telecommunication Services - 0.8%
China Mobile Ltd.	124,000	1,236,063
DiGi.Com Bhd	101,600	103,113
Globe Telecom, Inc.	2,660	99,966
KDDI Corp.	102,900	2,417,811
SoftBank Group Corp.	20,600	1,739,043

		5,595,996

		32,399,542

Consumer Staples - 3.2%
Beverages - 0.5%
Ambev SA	136,200	596,589
Diageo PLC	21,725	784,566
PepsiCo, Inc.	11,652	1,420,845
Wuliangye Yibin Co., Ltd.-Class A	85,200	647,716

		3,449,716

Food & Staples Retailing - 0.7%
Dairy Farm International Holdings Ltd.	11,700	103,187

Company	Shares	U.S. $ Value
J Sainsbury PLC	86,410	$336,722
Koninklijke Ahold Delhaize NV	53,992	1,391,384
Kroger Co. (The)	16,909	501,521
President Chain Store Corp.	11,000	113,871
Southeastern Grocers, Inc. Npv (a)(b)(c)(d)	2,013	67,436
Sysco Corp.	11,220	756,228
Walgreens Boots Alliance, Inc.	7,178	607,761
Walmart, Inc.	14,650	1,430,572

		5,308,682

Food Products - 0.7%
Archer-Daniels-Midland Co.	10,640	489,653
Danone SA	10,015	747,775
Hershey Co. (The)	16,200	1,754,460
Kellogg Co.	7,510	478,012
Nestle Malaysia Bhd	3,800	135,672
Salmar ASA	26,840	1,517,937
Uni-President Enterprises Corp.	53,000	124,687
Wilmar International Ltd.	46,900	104,091

		5,352,287

Household Products - 0.2%
Kimberly-Clark Corp.	436	50,301
Procter & Gamble Co. (The)	17,350	1,639,749

		1,690,050

Personal Products - 0.5%
L’Oreal SA	11,172	2,636,198
Unilever PLC	11,570	627,027

		3,263,225

Tobacco - 0.6%
Altria Group, Inc.	10,171	557,676
British American Tobacco PLC	33,424	1,170,235
Imperial Brands PLC	27,900	859,993
Philip Morris International, Inc.	17,096	1,479,317
Swedish Match AB	5,556	217,143

		4,284,364

		23,348,324

Energy - 1.7%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	12,062	278,512

Oil, Gas & Consumable Fuels - 1.7%
Berry Petroleum Corp.	9,529	118,060
CHC Group LLC (a)(g)	2,966	19,279
Chesapeake Energy Corp. (a)(f)	13,075	38,179
Chevron Corp.	4,640	551,881
ConocoPhillips	909	60,158
Denbury Resources, Inc. (a)	5,777	13,056
EP Energy Corp.-Class A (a)(f)	6,082	6,690
Equinor ASA	39,680	929,499
Exxon Mobil Corp.	8,057	640,531
Formosa Petrochemical Corp.	27,000	98,141
Halcon Resources Corp. (a)	670	1,876

Company	Shares	U.S. $ Value
Husky Energy, Inc.	13,960	$173,364
K2016470219 South Africa Ltd.-Series A (a)(b)(c)(d)	465,862	0
K2016470219 South Africa Ltd.-Series B (a)(b)(c)(d)	73,623	0
LUKOIL PJSC (Sponsored ADR)	17,984	1,316,429
Marathon Petroleum Corp.	5,082	331,143
Oasis Petroleum, Inc. (a)	1,937	13,830
Paragon Litigation-Class A (b)(d)	649	541
Paragon Litigation-Class B (b)(d)	974	36,525
Peabody Energy Corp.	1,456	45,340
Phillips 66	3,286	307,307
Repsol SA	42,830	737,804
Roan Resources, Inc. (a)	99	1,019
Royal Dutch Shell PLC-Class B	124,936	3,825,941
Suncor Energy, Inc.	6,190	199,586
Tervita Corp. (a)(b)	62,228	394,823
TOTAL SA	28,684	1,595,397
Triangle Petroleum Corp. (a)	7,408	104
Valero Energy Corp.	4,092	326,951
Vantage Drilling International (a)(b)(d)	200	56,000
Whiting Petroleum Corp. (a)	1,269	38,413

		11,877,867

		12,156,379

Materials - 1.4%
Chemicals - 1.2%
BASF SE	32,569	2,381,674
Covestro AG (e)	8,801	509,781
Ecolab, Inc.	20,400	3,273,996
Ingevity Corp. (a)	2	196
LyondellBasell Industries NV-Class A	15,818	1,475,977
Methanex Corp.	2,832	156,920
Mitsubishi Chemical Holdings Corp.	24,200	198,522
Nan Ya Plastics Corp.	13,000	31,457
Petronas Chemicals Group Bhd	47,200	103,911
Sinopec Shanghai Petrochemical Co., Ltd.	136,500	98,902
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	178,000	81,164
Sumitomo Chemical Co., Ltd.	37,300	203,050

		8,515,550

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC	6,652	179,816
Westrock Co.	16	754

		180,570

Metals & Mining - 0.1%
Anglo American PLC	17,187	346,227
Artsonig Pty Ltd. (b)(c)(d)	51,133	818
BHP Billiton Ltd.	11,320	251,523
Constellium NV-Class A (a)	20,428	171,391
Neenah Enterprises, Inc. (a)(b)(c)(d)	10,896	3,160

		773,119

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.1%
Mondi PLC	23,549	$515,674

		9,984,913

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Host Hotels & Resorts, Inc.	25,520	484,880
Kimco Realty Corp.	29,580	483,633
Lamar Advertising Co.-Class A	6,030	457,315
Nippon Building Fund, Inc.	87	542,217
Simon Property Group, Inc.	3,025	561,712
Weyerhaeuser Co.	15,041	397,233

		2,926,990

Real Estate Management & Development - 0.4%
CBRE Group, Inc.-Class A (a)	39,822	1,739,425
Vonovia SE	21,980	1,068,626

		2,808,051

		5,735,041

Utilities - 0.6%
Electric Utilities - 0.2%
CLP Holdings Ltd.	10,500	115,911
EDP-Energias de Portugal SA	57,288	200,210
Endesa SA	12,610	281,728
Manila Electric Co.	15,130	111,146
NextEra Energy, Inc.	1,317	239,312
Red Electrica Corp. SA	13,604	293,644

		1,241,951

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	32,960	510,550

Multi-Utilities - 0.1%
Ameren Corp.	9,660	662,869
Centrica PLC	173,906	306,364

		969,233

Water Utilities - 0.2%
Guangdong Investment Ltd.	776,000	1,500,001

		4,221,735

Total Common Stocks (cost $323,822,408)		356,043,376

INVESTMENT COMPANIES - 25.2%
Funds and Investment Trusts - 25.2% (h)
AB Cap Fund, Inc.-AB All Market Alternative Return Portfolio-Class ADV (a)(i)	16,158,196	120,378,562
iShares Core S&P Mid-Cap ETF	3,061	574,825
iShares JP Morgan USD Emerging Markets Bond ETF	6,100	632,509
iShares MSCI Emerging Markets ETF	14,116	579,885

Company	Shares		U.S. $ Value
iShares Russell 2000 ETF		591	$90,199
VanEck Vectors JP Morgan EM Local Currency Bond ETF-Class E		93,525	3,081,649
Vanguard FTSE Emerging Markets ETF		449,729	17,849,744
Vanguard Global ex-U.S. Real Estate ETF		335,163	18,454,075
Vanguard Real Estate ETF		246,787	20,231,598

Total Investment Companies (cost $200,044,620)			181,873,046

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE - 6.7%
Industrial - 5.4%
Basic - 0.5%
AK Steel Corp.
7.00%, 3/15/27 (f)		$133	110,418
7.625%, 10/01/21 (f)		71	68,636
CF Industries, Inc.
3.45%, 6/01/23		78	72,743
5.375%, 3/15/44		53	44,785
Cleveland-Cliffs, Inc.
5.75%, 3/01/25		212	194,938
Commercial Metals Co.
5.375%, 7/15/27		140	127,611
Constellium NV
5.75%, 5/15/24 (e)		250	234,933
5.875%, 2/15/26 (e)		250	228,305
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (e)		102	98,330
Eldorado Gold Corp.
6.125%, 12/15/20 (e)		64	59,391
ERP Iron Ore, LLC
9.039%, 12/31/19 (a)(b)(c)(d)(j)(k)		17	17,029
Freeport-McMoRan, Inc.
3.55%, 3/01/22		204	193,967
3.875%, 3/15/23		186	173,135
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (e)		100	99,846
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (e)		385	410,183
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (e)	EUR	100	104,592
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(d)(l)(m)		$146	1
Momentive Performance Materials, Inc.
3.88%, 10/24/21		85	91,158
8.875%, 10/15/20 (a)(c)(d)(g)		85	0
Multi-Color Corp.
4.875%, 11/01/25 (e)		127	113,986
New Gold, Inc.
6.25%, 11/15/22 (e)		32	27,489

	Principal Amount (000)		U.S. $ Value
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (e)		$61	$56,208
OCI NV
5.00%, 4/15/23 (e)	EUR	100	117,041
Pactiv LLC
7.95%, 12/15/25		$88	88,984
Peabody Energy Corp.
6.00%, 3/31/22 (e)(f)		13	12,619
Plastipak Holdings, Inc.
6.25%, 10/15/25 (e)		132	119,080
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (e)		152	148,203
Sealed Air Corp.
6.875%, 7/15/33 (e)		170	173,784
SPCM SA
4.875%, 9/15/25 (e)		142	129,835
Starfruit Finco BV/Starfruit US Holdco LLC
8.00%, 10/01/26 (e)(f)		150	144,042
Teck Resources Ltd.
5.20%, 3/01/42		88	77,457
5.40%, 2/01/43		79	70,765
8.50%, 6/01/24 (e)		10	10,764
United States Steel Corp.
6.25%, 3/15/26		36	32,915
6.875%, 8/15/25		103	97,176
Valvoline, Inc.
5.50%, 7/15/24		17	16,879
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (e)		23	22,996

			3,790,224

Capital Goods - 0.3%
A123 Systems, Inc.
Zero Coupon, 4/15/16 (a)(b)(d)(l)(n)		50	3,522
ARD Finance SA
7.125%, 9/15/23 (k)		200	184,616
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (e)		191	185,455
4.625%, 5/15/23 (e)		43	41,434
7.25%, 5/15/24 (e)		7	7,163
Ball Corp.
4.375%, 12/15/20		88	88,449
5.00%, 3/15/22		142	145,652
BBA US Holdings, Inc.
5.375%, 5/01/26 (e)		50	48,341
Bombardier, Inc.
5.75%, 3/15/22 (e)		364	344,773
6.00%, 10/15/22 (e)		4	3,792
6.125%, 1/15/23 (e)		14	13,285
7.50%, 3/15/25 (e)		20	18,989

	Principal Amount (000)		U.S. $ Value
BWAY Holding Co.
4.75%, 4/15/24 (e)	EUR	105	$115,037
7.25%, 4/15/25 (e)		$140	126,696
Clean Harbors, Inc.
5.125%, 6/01/21		120	120,679
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (e)		65	64,596
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (e)		49	49,096
GFL Environmental, Inc.
5.625%, 5/01/22 (e)		157	147,864
Hulk Finance Corp.
7.00%, 6/01/26 (e)		8	7,199
JELD-WEN, Inc.
4.625%, 12/15/25 (e)		17	15,163
4.875%, 12/15/27 (e)		23	20,078
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (e)		47	47,231
Stevens Holding Co., Inc.
6.125%, 10/01/26 (e)		18	17,773
TransDigm UK Holdings PLC
6.875%, 5/15/26 (e)		265	261,907
TransDigm, Inc.
6.50%, 7/15/24		145	145,212

			2,224,002

Communications - Media - 0.6%
Altice Financing SA
6.625%, 2/15/23 (e)		162	160,016
7.50%, 5/15/26 (e)		285	267,900
Altice France SA/France
7.375%, 5/01/26 (e)		450	432,090
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		125	124,549
5.125%, 5/01/27 (e)		98	92,867
5.25%, 9/30/22		15	14,938
5.375%, 5/01/25 (e)		30	29,259
5.875%, 5/01/27 (e)		48	47,369
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		98	99,594
Series B
6.50%, 11/15/22		122	124,031
CSC Holdings LLC
5.375%, 2/01/28 (e)		200	187,972
6.625%, 10/15/25 (e)		6	6,628
7.75%, 7/15/25 (e)		200	209,558
10.875%, 10/15/25 (e)		236	271,981
DISH DBS Corp.
5.00%, 3/15/23		38	33,717
5.875%, 11/15/24		20	17,001
6.75%, 6/01/21		69	70,025

	Principal Amount (000)	U.S. $ Value
Gray Television, Inc.
5.125%, 10/15/24 (e)	$150	$143,748
5.875%, 7/15/26 (e)	85	82,844
iHeartCommunications, Inc.
6.875%, 6/15/18 (a)(b)(d)(l)	121	24,815
9.00%, 12/15/19 (a)(j)	175	125,114
11.25%, 3/01/21 (a)(e)(j)	25	17,200
Meredith Corp.
6.875%, 2/01/26 (e)	203	207,590
Netflix, Inc.
4.875%, 4/15/28	336	309,846
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (e)	43	38,280
6.875%, 2/15/23 (e)	60	56,168
RR Donnelley & Sons Co.
7.875%, 3/15/21	70	71,996
Sinclair Television Group, Inc.
5.125%, 2/15/27 (e)	150	133,949
6.125%, 10/01/22	41	41,907
TEGNA, Inc.
5.125%, 7/15/20	62	61,843
UPC Holding BV
5.50%, 1/15/28 (e)	217	198,227
Urban One, Inc.
7.375%, 4/15/22 (e)	160	157,869
Ziggo Bond Co. BV
5.875%, 1/15/25 (e)	44	40,133
Ziggo BV
5.50%, 1/15/27 (e)	268	249,437

		4,150,461

Communications - Telecommunications - 0.4%
C&W Senior Financing DAC
6.875%, 9/15/27 (e)	200	186,104
CenturyLink, Inc.
Series S
6.45%, 6/15/21	63	63,885
Series T
5.80%, 3/15/22	93	92,031
Embarq Corp.
7.995%, 6/01/36	178	166,907
Frontier Communications Corp.
7.125%, 1/15/23	155	99,703
7.625%, 4/15/24	133	76,849
7.875%, 1/15/27	31	15,921
8.75%, 4/15/22	64	46,705
11.00%, 9/15/25	131	92,686
Hughes Satellite Systems Corp.
6.50%, 6/15/19	71	71,912
7.625%, 6/15/21	47	49,075
Intelsat Jackson Holdings SA
5.50%, 8/01/23	268	236,543
8.00%, 2/15/24 (e)	25	25,866
9.50%, 9/30/22 (e)	107	123,481
9.75%, 7/15/25 (e)	147	151,738

	Principal Amount (000)	U.S. $ Value
Level 3 Financing, Inc.
5.25%, 3/15/26	$164	$158,392
Level 3 Parent LLC
5.75%, 12/01/22	18	18,404
Qwest Corp.
6.75%, 12/01/21	123	127,827
6.875%, 9/15/33	27	25,740
Sable International Finance Ltd.
6.875%, 8/01/22 (e)	102	105,037
Sprint Capital Corp.
6.875%, 11/15/28	150	144,877
Sprint Communications, Inc.
7.00%, 3/01/20 (e)	149	153,950
T-Mobile USA, Inc.
6.50%, 1/15/24-1/15/26	152	156,521
Telecom Italia Capital SA
6.375%, 11/15/33	136	121,241
7.20%, 7/18/36	148	140,378
7.721%, 6/04/38	68	67,270
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (e)	28	26,662
Windstream Services LLC/Windstream Finance Corp.
9.00%, 6/30/25 (e)	40	29,303
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (e)	205	195,849

		2,970,857

Consumer Cyclical - Automotive - 0.2%
American Axle & Manufacturing, Inc.
6.25%, 4/01/25 (f)	125	116,267
BCD Acquisition, Inc.
9.625%, 9/15/23 (e)	279	295,225
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (e)	87	78,836
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (e)	9	9,017
Dana, Inc.
5.50%, 12/15/24	33	31,370
Exide Technologies
7.00%, 4/30/25 (d)(k)(m)(n)	236	129,763
11.00%, 4/30/22 (d)(k)(m)	86	69,038
IHO Verwaltungs GmbH
4.125%, 9/15/21 (e)(k)	142	137,111
Meritor, Inc.
6.25%, 2/15/24	69	66,784
Navistar International Corp.
6.625%, 11/01/25 (e)	132	130,306
Tenneco, Inc.
5.00%, 7/15/26	167	135,666
Titan International, Inc.
6.50%, 11/30/23	144	132,954

		1,332,337

	Principal Amount (000)			U.S. $ Value
Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		$10		$9,513
5.875%, 11/15/26		162		144,225
National CineMedia LLC
5.75%, 8/15/26		33		30,662
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (e)		213		228,390

				412,790

Consumer Cyclical - Other - 0.5%
Beazer Homes USA, Inc.
5.875%, 10/15/27		88		72,149
6.75%, 3/15/25		64		56,121
8.75%, 3/15/22		155		158,094
Caesars Entertainment Corp.
5.00%, 10/01/24 (d)(n)		26		37,422
Cirsa Finance International SARL
6.25%, 12/20/23 (e)	EUR	110		126,455
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (e)		$173		170,251
International Game Technology PLC
6.50%, 2/15/25 (e)		200		204,536
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		103		87,938
10.00%, 7/15/22 (e)		220		203,588
10.50%, 7/15/24 (e)		219		195,966
KB Home
7.00%, 12/15/21		54		55,708
7.50%, 9/15/22		25		25,860
8.00%, 3/15/20		14		14,793
Lennar Corp.
4.125%, 12/01/18		71		70,860
4.50%, 11/15/19		148		148,538
6.25%, 12/15/21 (e)		0	**	280
6.25%, 12/15/21		55		56,784
Marriott Ownership Resorts, Inc./ILG LLC
6.50%, 9/15/26 (e)		151		150,139
MDC Holdings, Inc.
5.50%, 1/15/24		14		13,777
5.625%, 2/01/20		57		57,607
6.00%, 1/15/43		270		210,007
Meritage Homes Corp.
7.00%, 4/01/22		11		11,001
MGM Resorts International
8.625%, 2/01/19		110		110,677
PulteGroup, Inc.
5.00%, 1/15/27		21		19,757
6.00%, 2/15/35		130		116,050
7.875%, 6/15/32		151		156,679
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (e)		18		16,382
6.125%, 4/01/25 (e)		146		131,440

	Principal Amount (000)	U.S. $ Value
Standard Industries, Inc./NJ
6.00%, 10/15/25 (e)	$74	$72,495
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (e)	122	122,767
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (e)	197	185,172
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (e)	183	173,700
Toll Brothers Finance Corp.
4.875%, 3/15/27	27	24,849
5.875%, 2/15/22	86	87,923

		3,345,765

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
8.75%, 10/01/25 (e)	140	140,963
IRB Holding Corp.
6.75%, 2/15/26 (e)	247	228,747

		369,710

Consumer Cyclical - Retailers - 0.1%
FirstCash, Inc.
5.375%, 6/01/24 (e)	171	167,814
JC Penney Corp., Inc.
6.375%, 10/15/36	37	13,320
L Brands, Inc.
6.875%, 11/01/35	185	156,686
7.00%, 5/01/20	106	110,543
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (e)	259	126,045
PetSmart, Inc.
7.125%, 3/15/23 (e)	154	103,519
Sonic Automotive, Inc.
5.00%, 5/15/23	153	139,626
6.125%, 3/15/27	47	42,453

		860,006

Consumer Non-Cyclical - 0.7%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	139	136,584
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (e)	85	70,223
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25	60	53,775
6.625%, 6/15/24	213	205,093
Aveta, Inc.
10.50%, 3/01/21 (a)(c)(d)(m)	1,149	0
Bausch Health Cos., Inc.
5.50%, 3/01/23 (e)	152	147,003

	Principal Amount (000)		U.S. $ Value
5.625%, 12/01/21 (e)		$180	$179,777
5.875%, 5/15/23 (e)		190	185,184
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26 (e)		55	52,161
Charles River Laboratories International, Inc.
5.50%, 4/01/26 (e)		31	31,044
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		134	124,294
8.125%, 6/30/24 (e)		97	74,262
DaVita, Inc.
5.00%, 5/01/25		150	141,125
Diamond BC BV
5.625%, 8/15/25 (e)	EUR	123	120,550
Endo Finance LLC
5.75%, 1/15/22 (e)		$174	154,915
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (e)		28	23,037
Envision Healthcare Corp.
8.75%, 10/15/26 (e)		20	18,749
First Quality Finance Co., Inc.
4.625%, 5/15/21 (e)		233	229,634
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (e)		98	90,895
HCA, Inc.
4.25%, 10/15/19		451	452,547
6.50%, 2/15/20		370	380,370
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (e)		118	120,704
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (e)		140	135,941
Mallinckrodt International Finance SA
4.75%, 4/15/23 (f)		4	3,244
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (e)(f)		52	41,218
5.625%, 10/15/23 (e)(f)		78	67,036
5.75%, 8/01/22 (e)(f)		305	277,903
MEDNAX, Inc.
5.25%, 12/01/23 (e)		24	23,797
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (e)		140	139,761
Post Holdings, Inc.
5.00%, 8/15/26 (e)		250	229,382
5.625%, 1/15/28 (e)		105	97,622
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (e)(f)		328	326,399
Spectrum Brands, Inc.
5.75%, 7/15/25		140	132,591
6.625%, 11/15/22		26	26,746
Sunshine Mid BV
6.50%, 5/15/26 (e)	EUR	103	109,027

	Principal Amount (000)	U.S. $ Value
Tenet Healthcare Corp.
4.50%, 4/01/21	$47	$47,002
6.75%, 6/15/23	84	82,963
7.50%, 1/01/22 (e)	13	13,999
8.125%, 4/01/22	369	383,349
Vizient, Inc.
10.375%, 3/01/24 (e)	87	94,826

		5,224,732

Energy - 1.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24	56	39,980
Antero Resources Corp.
5.125%, 12/01/22	151	147,899
Berry Petroleum Co. LLC
6.375%, 9/15/22 (a)(b)(c)(d)	135	0
7.00%, 2/15/26 (e)	71	67,452
Bristow Group, Inc.
8.75%, 3/01/23 (e)	33	27,975
Bruin E&P Partners LLC
8.875%, 8/01/23 (e)	124	115,365
California Resources Corp.
5.50%, 9/15/21	45	35,786
8.00%, 12/15/22 (e)(f)	418	320,376
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (f)	58	55,485
8.25%, 7/15/25	169	173,245
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25	81	83,877
Cheniere Energy Partners LP
5.25%, 10/01/25	137	133,376
Chesapeake Energy Corp.
6.125%, 2/15/21	199	195,561
6.875%, 11/15/20	1	1,431
8.00%, 6/15/27	219	208,852
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (e)	41	38,769
Denbury Resources, Inc.
7.50%, 2/15/24 (e)(f)	104	91,861
9.25%, 3/31/22 (e)	63	62,723
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	367	216,721
7.875%, 8/15/25	222	198,621
Energy Transfer LP
4.25%, 3/15/23	290	282,901
7.50%, 10/15/20	152	160,609
Ensco PLC
4.50%, 10/01/24	16	12,117
5.20%, 3/15/25 (f)	220	165,106
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22	357	206,547
9.375%, 5/01/24 (e)	226	125,484

	Principal Amount (000)	U.S. $ Value
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24	$51	$44,883
6.25%, 5/15/26	159	139,914
6.50%, 10/01/25	42	38,093
6.75%, 8/01/22	26	25,815
Gulfport Energy Corp.
6.00%, 10/15/24	54	49,471
6.375%, 5/15/25-1/15/26	340	306,300
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (e)	197	191,549
HighPoint Operating Corp.
7.00%, 10/15/22	81	76,826
8.75%, 6/15/25	26	25,797
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (e)	295	272,859
Indigo Natural Resources LLC
6.875%, 2/15/26 (e)	135	125,188
Murphy Oil Corp.
5.875%, 12/01/42	51	43,211
Murphy Oil USA, Inc.
5.625%, 5/01/27	6	5,518
6.00%, 8/15/23	140	142,246
Nabors Industries, Inc.
4.625%, 9/15/21	139	129,107
5.50%, 1/15/23(f)	228	200,685
5.75%, 2/01/25	34	27,551
Nine Energy Service, Inc.
8.75%, 11/01/23 (e)	68	67,100
Noble Holding International Ltd.
7.75%, 1/15/24 (f)	231	202,125
7.95%, 4/01/25	48	41,507
Parkland Fuel Corp.
6.00%, 4/01/26 (e)	142	137,740
PDC Energy, Inc.
5.75%, 5/15/26	252	235,033
Precision Drilling Corp.
7.125%, 1/15/26 (e)	105	98,888
QEP Resources, Inc.
5.25%, 5/01/23	60	57,695
5.375%, 10/01/22	81	80,922
5.625%, 3/01/26 (f)	54	49,510
Range Resources Corp.
4.875%, 5/15/25	62	56,745
5.00%, 8/15/22-3/15/23	220	208,810
5.875%, 7/01/22	13	12,961
Rowan Cos., Inc.
4.75%, 1/15/24	160	130,251
5.85%, 1/15/44	86	56,707
Sanchez Energy Corp.
6.125%, 1/15/23	317	79,678
7.25%, 2/15/23 (e)(f)	103	88,335
SandRidge Energy, Inc.
7.50%, 2/15/23 (a)(b)(c)(d)	69	0
8.125%, 10/15/22 (b)(c)(d)	113	0

	Principal Amount (000)	U.S. $ Value
SemGroup Corp.
6.375%, 3/15/25	$78	$74,421
7.25%, 3/15/26	70	67,203
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23	29	27,036
SM Energy Co.
5.00%, 1/15/24 (f)	211	195,688
5.625%, 6/01/25 (f)	15	13,806
6.625%, 1/15/27	98	92,681
Southern Star Central Corp.
5.125%, 7/15/22 (e)	85	83,496
SRC Energy, Inc.
6.25%, 12/01/25	106	92,866
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26	180	171,450
5.875%, 3/15/28	136	128,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23	45	43,096
5.875%, 4/15/26 (e)	112	111,472
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (e)	121	123,087
Transocean Pontus Ltd.
6.125%, 8/01/25 (e)	65	63,656
Transocean, Inc.
6.80%, 3/15/38	154	111,489
7.50%, 1/15/26 (e)	103	95,811
9.00%, 7/15/23 (e)	70	71,178
Vantage Drilling International
7.50%, 11/01/19 (a)(b)(c)(d)	111	0
10.00%, 12/31/20 (b)(d)	3	2,830
10.00%, 12/31/20 (d)(m)	2	2,123
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (e)	246	207,511
Weatherford International LLC
9.875%, 3/01/25 (e)	114	75,525
Weatherford International Ltd.
5.875%, 7/01/21 (n)	88	62,119
7.75%, 6/15/21 (f)	167	137,301
9.875%, 2/15/24 (f)	50	33,361
Whiting Petroleum Corp.
1.25%, 4/01/20 (n)	67	63,584
5.75%, 3/15/21	38	37,515
6.25%, 4/01/23 (f)	42	41,292
6.625%, 1/15/26	180	173,246
WPX Energy, Inc.
5.75%, 6/01/26	65	62,402

		9,083,074

	Principal Amount (000)	U.S. $ Value
Other Industrial - 0.1%
Algeco Global Finance PLC
8.00%, 2/15/23 (e)	$200	$196,964
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (e)	178	177,642
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)(d)(e)(j)	288	49,649
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	205	201,872
7.00%, 6/15/23	28	27,919
H&E Equipment Services, Inc.
5.625%, 9/01/25	58	54,071
KAR Auction Services, Inc.
5.125%, 6/01/25 (e)	62	58,206
Laureate Education, Inc.
8.25%, 5/01/25 (e)	231	246,363

		1,012,686

Services - 0.3%
ADT Security Corp. (The)
3.50%, 7/15/22	57	53,055
Aptim Corp.
7.75%, 6/15/25 (e)(f)	122	95,328
APX Group, Inc.
7.875%, 12/01/22	300	293,454
8.75%, 12/01/20	81	77,243
Aramark Services, Inc.
5.00%, 2/01/28 (e)	98	93,587
5.125%, 1/15/24	16	16,382
Carlson Travel, Inc.
9.50%, 12/15/24 (e)	200	191,410
Carriage Services, Inc.
6.625%, 6/01/26 (e)	87	86,108
GEO Group, Inc. (The)
5.125%, 4/01/23	115	104,205
5.875%, 1/15/22-10/15/24	39	37,565
6.00%, 4/15/26	140	125,605
Monitronics International, Inc.
9.125%, 4/01/20	120	74,784
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (e)	68	68,283
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (e)	289	306,002
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (e)	41	40,524
8.25%, 11/15/26 (e)	37	35,187
Sabre GLBL, Inc.
5.25%, 11/15/23 (e)	135	134,326
Team Health Holdings, Inc.
6.375%, 2/01/25 (e)(f)	50	41,503
Verscend Escrow Corp.
9.75%, 8/15/26 (e)	119	114,434

		1,988,985

	Principal Amount (000)		U.S. $ Value
Technology - 0.2%
Banff Merger Sub, Inc.
9.75%, 9/01/26 (e)		$329	$310,819
CommScope, Inc.
5.00%, 6/15/21 (e)		50	49,624
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (e)		1	998
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (e)		78	79,024
Dell, Inc.
6.50%, 4/15/38		43	39,696
First Data Corp.
7.00%, 12/01/23 (e)		75	77,741
Goodman Networks, Inc.
8.00%, 5/11/22 (d)		48	24,335
Infor US, Inc.
6.50%, 5/15/22		140	139,848
Iron Mountain, Inc.
4.375%, 6/01/21 (e)		50	49,199
Nokia Oyj
6.625%, 5/15/39		34	35,060
Sanmina Corp.
4.375%, 6/01/19 (e)		89	88,640
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (e)		188	202,233
Western Digital Corp.
4.75%, 2/15/26		132	120,418

			1,217,635

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23 (f)		362	356,341
Herc Rentals, Inc.
7.75%, 6/01/24 (e)(f)		158	166,772
Hertz Corp. (The)
7.375%, 1/15/21		260	257,213
Hertz Holdings Netherlands BV
5.50%, 3/30/23 (e)	EUR	160	180,308
United Rentals North America, Inc.
4.875%, 1/15/28		$140	126,356
5.75%, 11/15/24		36	35,970
XPO Logistics, Inc.
6.125%, 9/01/23 (e)		30	29,995

			1,152,955

			39,136,219

	Principal Amount (000)			U.S. $ Value
Financial Institutions - 1.1%
Banking - 0.6%
Allied Irish Banks PLC
7.375%, 12/03/20 (e)(o)	EUR	200		$237,750
Ally Financial, Inc.
4.125%, 3/30/20		$295		294,458
8.00%, 11/01/31		116		134,979
Banco Bilbao Vizcaya Argentaria SA
6.75%, 2/18/20 (e)(o)	EUR	200		226,986
Banco de Sabadell SA
6.50%, 5/18/22 (e)(o)		200		208,023
Banco Santander SA
6.75%, 4/25/22 (e)(o)		300		349,934
Barclays Bank PLC
6.86%, 6/15/32 (e)(o)		$35		37,330
Barclays PLC
7.25%, 3/15/23 (e)(o)	GBP	200		251,952
CIT Group, Inc.
6.125%, 3/09/28		$75		76,950
Citigroup Capital XVIII
1.688% (Sterling LIBOR 3 Month + 0.89%), 6/28/67 (p)	GBP	185		211,913
Citigroup, Inc.
5.95%, 1/30/23 (o)		$365		359,010
Citizens Financial Group, Inc.
Series B
6.00%, 7/06/23 (o)		116		112,970
Credit Suisse Group AG
7.125%, 7/29/22 (e)(o)		200		198,926
7.50%, 12/11/23 (e)(o)		200		203,468
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (o)		210		185,029
Lloyds Banking Group PLC
7.625%, 6/27/23 (e)(o)	GBP	260		340,635
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (o)		$0	**	453
Societe Generale SA
8.00%, 9/29/25 (e)(o)		320		321,647
SunTrust Banks, Inc.
Series H
5.125%, 12/15/27 (o)		72		64,515
UBS Group Funding Switzerland AG
7.00%, 2/19/25 (e)(o)		400		410,468
UniCredit SpA
9.25%, 6/03/22 (e)(o)	EUR	200		237,175

				4,464,571

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (a)(b)(d)(l)		$1,030		20,798
LPL Holdings, Inc.
5.75%, 9/15/25 (e)		199		188,790

				209,588

	Principal Amount (000)		U.S. $ Value
Finance - 0.2%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (e)		$139	$140,319
Curo Group Holdings Corp.
8.25%, 9/01/25 (e)		169	142,813
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (e)		245	223,889
goeasy Ltd.
7.875%, 11/01/22 (e)		62	63,698
Navient Corp.
5.00%, 10/26/20		115	114,046
5.50%, 1/25/23		194	182,950
5.875%, 3/25/21		1	1,407
6.50%, 6/15/22		79	78,845
7.25%, 1/25/22-9/25/23		85	86,044
8.00%, 3/25/20		237	245,102
SLM Corp.
5.125%, 4/05/22		30	30,118
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (e)		112	103,040

			1,412,271

Insurance - 0.1%
Ambac Assurance Corp.
5.10%, 6/07/20 (d)(e)		5	6,597
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (e)		298	333,257
Polaris Intermediate Corp.
8.50%, 12/01/22 (e)(k)		266	265,108
WellCare Health Plans, Inc.
5.375%, 8/15/26 (e)		78	77,506

			682,468

Other Finance - 0.1%
Intrum AB
2.75%, 7/15/22 (e)	EUR	130	136,947
3.125%, 7/15/24 (e)		100	101,889
LHC3 PLC
4.125%, 8/15/24 (e)(k)		146	159,743
NVA Holdings, Inc./United States
6.875%, 4/01/26 (e)		$101	96,372
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (e)		217	205,095
Travelport Corporate Finance PLC
6.00%, 3/15/26 (e)		75	74,021

			774,067

	Principal Amount (000)		U.S. $ Value
REITS - 0.1%
Iron Mountain, Inc.
5.25%, 3/15/28 (e)		$205	$185,318
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		30	28,545
5.25%, 8/01/26		96	94,322
5.50%, 5/01/24		5	4,999

			313,184

			7,856,149

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
4.875%, 5/15/23		75	74,512
Calpine Corp.
5.375%, 1/15/23		231	218,736
5.50%, 2/01/24		36	32,813
5.75%, 1/15/25		148	135,499
NRG Energy, Inc.
5.75%, 1/15/28		100	97,966
Talen Energy Supply LLC
4.60%, 12/15/21		168	152,501
6.50%, 6/01/25		163	118,399
10.50%, 1/15/26 (e)		133	115,227
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(c)(d)(m)		142	0
Vistra Energy Corp.
5.875%, 6/01/23		18	18,620
7.375%, 11/01/22		150	156,036
7.625%, 11/01/24		16	17,321

			1,137,630

Natural Gas - 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		282	275,026

			1,412,656

Total Corporates - Non-Investment Grade (cost $52,155,916)			48,405,024

INFLATION-LINKED SECURITIES - 1.8%
Japan - 1.8%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27 (cost $13,226,846)	JPY	1,379,383	12,658,144

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 1.7%
Malaysia - 0.0%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	1,169	$283,497

Mexico - 0.1%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	19,911	887,142

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	40,638	599,016

United States - 1.5%
U.S. Treasury Notes
1.625%, 5/15/26 (q)		$1,714	1,562,954
1.75%, 9/30/22 (q)		1,551	1,489,202
2.25%, 2/15/27-8/15/27 (q)		7,800	7,371,516

			10,423,672

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (e)	UYU	3,101	81,902
9.875%, 6/20/22 (e)		2,522	76,986

			158,888

Total Governments - Treasuries (cost $12,991,292)			12,352,215

CORPORATES - INVESTMENT GRADE - 1.3%
Financial Institutions - 0.7%
Banking - 0.4%
Axis Bank Ltd./Dubai
3.25%, 5/21/20 (e)		$200	197,102
Bank of America Corp.
Series AA
6.10%, 3/17/25 (f)(o)		243	247,214
Series B
8.05%, 6/15/27		113	138,020
Series DD
6.30%, 3/10/26 (o)		114	118,981
Series Z
6.50%, 10/23/24 (o)		7	7,331
BNP Paribas SA
7.625%, 3/30/21 (e)(o)		142	145,522
BPCE SA
5.70%, 10/22/23 (e)		200	205,761
Credit Agricole SA
8.125%, 12/23/25 (e)(o)		400	415,528
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		222	216,315

	Principal Amount (000)		U.S. $ Value
Deutsche Bank AG/New York NY
3.375%, 5/12/21		$121	$116,485
DNB Bank ASA
6.50%, 3/26/22 (e)(o)		201	199,046
HSBC Holdings PLC
6.00%, 9/29/23 (e)(o)	EUR	220	265,874
Morgan Stanley
5.00%, 11/24/25		$211	213,475
Royal Bank of Scotland Group PLC
6.125%, 12/15/22		315	319,690
Santander Holdings USA, Inc.
4.40%, 7/13/27		141	131,136
Standard Chartered PLC
3.95%, 1/11/23 (e)		142	137,469
US Bancorp
Series J
5.30%, 4/15/27 (o)		43	41,067
Wells Fargo & Co.
4.125%, 8/15/23		212	211,182

			3,327,198

Insurance - 0.3%
Allstate Corp. (The)
6.50%, 5/15/57		191	200,658
American International Group, Inc.
8.175%, 5/15/58		110	131,862
Series A-9
5.75%, 4/01/48		77	70,871
Assicurazioni Generali SpA
5.50%, 10/27/47 (e)	EUR	185	210,486
Aviva PLC
3.875%, 7/03/44 (e)		200	227,890
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		200	254,754
CNP Assurances
4.50%, 6/10/47 (e)		200	236,043
MetLife, Inc.
6.40%, 12/15/36		$275	278,745
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (e)		75	110,317
Prudential Financial, Inc.
5.625%, 6/15/43		170	171,312
SCOR SE
3.00%, 6/08/46 (e)	EUR	100	112,281

			2,005,219

REITS - 0.0%
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21		$14	14,164
4.875%, 11/01/20		18	18,559
5.375%, 11/01/23		18	17,971
HCP, Inc.
4.25%, 11/15/23		118	117,439

	Principal Amount (000)	U.S. $ Value
Senior Housing Properties Trust
6.75%, 12/15/21	$21	$22,543
Spirit Realty LP
4.45%, 9/15/26	13	12,415

		203,091

		5,535,508

Industrial - 0.5%
Basic - 0.1%
ArcelorMittal
6.75%, 3/01/41	54	56,704
7.00%, 10/15/39	85	89,843
Equate Petrochemical BV
3.00%, 3/03/22 (e)	255	244,609
Fresnillo PLC
5.50%, 11/13/23 (e)	200	200,500
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (e)	11	11,186
Glencore Funding LLC
4.00%, 4/16/25 (e)	12	11,422

		614,264

Capital Goods - 0.0%
CNH Industrial Capital LLC
3.375%, 7/15/19	62	62,128
4.375%, 4/05/22 (f)	93	93,286
General Electric Co.
Series D
5.00%, 1/21/21 (o)	122	96,761
Masco Corp.
5.95%, 3/15/22	33	34,391
7.125%, 3/15/20	3	3,394

		289,960

Communications - Telecommunications - 0.0%
CB T-Mobile USA, Inc.
Zero Coupon, 1/15/26 (a)(d)	17	0
6.50%, 1/15/24 (a)(d)	133	0
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (e)	330	328,201

		328,201

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
5.20%, 4/01/45	140	117,398
5.40%, 4/01/48 (f)	151	129,129
6.25%, 10/02/43	185	170,970
General Motors Financial Co., Inc.
3.10%, 1/15/19	62	61,997

		479,494

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 0.0%
DR Horton, Inc.
4.00%, 2/15/20	$108	$107,814

Consumer Non-Cyclical - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	91	89,581
Constellation Brands, Inc.
3.75%, 5/01/21	49	49,031
CVS Health Corp.
4.78%, 3/25/38	265	253,019
Universal Health Services, Inc.
4.75%, 8/01/22 (e)	151	152,290

		543,921

Energy - 0.1%
Cenovus Energy, Inc.
4.45%, 9/15/42	75	55,523
6.75%, 11/15/39	4	3,424
Ecopetrol SA
5.375%, 6/26/26	90	89,235
5.875%, 5/28/45	37	33,734
Energy Transfer Operating LP
6.125%, 12/15/45	135	128,621
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	95	94,023
Kinder Morgan, Inc./DE
4.30%, 6/01/25	140	136,781
Series G
7.75%, 1/15/32	28	32,836
Shell International Finance BV
2.25%, 11/10/20	275	269,841

		844,018

Technology - 0.1%
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (e)	47	48,008
6.02%, 6/15/26 (e)	20	20,250
Seagate HDD Cayman
4.75%, 1/01/25	68	62,608
4.875%, 6/01/27	252	223,405

		354,271

		3,561,943

Utility - 0.1%
Electric - 0.1%
DPL, Inc.
6.75%, 10/01/19	31	31,602
Duke Energy Corp.
3.95%, 10/15/23	209	209,374
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (e)	200	201,500

		442,476

Total Corporates - Investment Grade (cost $10,311,140)		9,539,927

	Principal Amount (000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Risk Share Floating Rate - 1.1%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.665% (LIBOR 1 Month + 1.35%), 8/25/28 (e)(p)	$254	$254,938
Series 2018-3A, Class M2
5.065% (LIBOR 1 Month + 2.75%), 10/25/27 (e)(p)	150	150,370
Eagle RE Ltd.
Series 2018-1, Class M2
5.28% (LIBOR 1 Month + 3.00%), 11/25/28 (d)(e)(p)	150	150,000
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.465% (LIBOR 1 Month + 7.15%), 7/25/23 (p)	35	41,346
Series 2013-DN2, Class M2
6.565% (LIBOR 1 Month + 4.25%), 11/25/23 (p)	116	127,138
Series 2014-DN1, Class M3
6.815% (LIBOR 1 Month + 4.50%), 2/25/24 (p)	89	101,114
Series 2014-HQ2, Class M3
6.065% (LIBOR 1 Month + 3.75%), 9/25/24 (p)	131	146,397
Series 2014-HQ3, Class M3
7.065% (LIBOR 1 Month + 4.75%), 10/25/24 (p)	384	420,216
Series 2017-HQA1, Class M2
5.865% (LIBOR 1 Month + 3.55%), 8/25/29 (p)	450	484,272
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.565% (LIBOR 1 Month + 5.25%), 10/25/23 (p)	35	40,338
Series 2014-C01, Class M2
6.715% (LIBOR 1 Month + 4.40%), 1/25/24 (p)	66	73,512
Series 2014-C02, Class 1M2
4.915% (LIBOR 1 Month + 2.60%), 5/25/24 (p)	228	240,072
Series 2014-C03, Class 1M2
5.315% (LIBOR 1 Month + 3.00%), 7/25/24 (p)	205	216,926
Series 2014-C04, Class 1M2
7.215% (LIBOR 1 Month + 4.90%), 11/25/24 (p)	213	239,640

	Principal Amount (000)	U.S. $ Value
Series 2014-C04, Class 2M2
7.315% (LIBOR 1 Month + 5.00%), 11/25/24 (p)	$413	$460,656
Series 2015-C01, Class 1M2
6.615% (LIBOR 1 Month + 4.30%), 2/25/25 (p)	246	269,295
Series 2015-C01, Class 2M2
6.865% (LIBOR 1 Month + 4.55%), 2/25/25 (p)	132	141,820
Series 2015-C02, Class 1M2
6.315% (LIBOR 1 Month + 4.00%), 5/25/25 (p)	243	262,421
Series 2015-C02, Class 2M2
6.315% (LIBOR 1 Month + 4.00%), 5/25/25 (p)	222	236,272
Series 2015-C03, Class 1M2
7.315% (LIBOR 1 Month + 5.00%), 7/25/25 (p)	13	14,355
Series 2015-C03, Class 2M2
7.315% (LIBOR 1 Month + 5.00%), 7/25/25 (p)	308	339,719
Series 2015-C04, Class 2M2
7.865% (LIBOR 1 Month + 5.55%), 4/25/28 (p)	326	365,015
Series 2016-C01, Class 2M2
9.265% (LIBOR 1 Month + 6.95%), 8/25/28 (p)	215	250,222
Series 2016-C03, Class 2M2
8.215% (LIBOR 1 Month + 5.90%), 10/25/28 (p)	440	499,879
Series 2016-C05, Class 2M2
6.765% (LIBOR 1 Month + 4.45%), 1/25/29 (p)	465	509,493
Series 2016-C07, Class 2M2
5.374% (LIBOR 1 Month + 4.35%), 5/25/29 (p)	475	520,208
Series 2017-C01, Class 1B1
8.065% (LIBOR 1 Month + 5.75%), 7/25/29 (p)	440	514,599
Series 2018-C01, Class 1B1
5.865% (LIBOR 1 Month + 3.55%), 7/25/30 (p)	107	104,725
Series 2018-R07, Class 1B1
6.665% (LIBOR 1 Month + 4.35%), 4/25/31 (e)(p)	51	50,870
Home Re Ltd.
Series 2018-1, Class M2
5.315% (LIBOR 1 Month + 3.00%), 10/25/28 (e)(p)	235	235,970

		7,461,798

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
3.01%, 5/28/35 (d)	$96	$89,212

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36	13	10,867
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36	17	13,702

		24,569

Total Collateralized Mortgage Obligations (cost $7,511,765)		7,575,579

EMERGING MARKETS - SOVEREIGNS - 1.0%
Angola - 0.1%
Angolan Government International Bond
9.50%, 11/12/25 (e)	386	406,265

Argentina - 0.0%
Argentine Republic Government International Bond
6.875%, 1/26/27	363	292,215

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (e)	200	192,000
7.00%, 10/12/28 (e)	200	196,000

		388,000

Brazil - 0.1%
Brazilian Government International Bond
4.625%, 1/13/28	435	410,938

Cameroon - 0.0%
Republic of Cameroon International Bond
9.50%, 11/19/25 (e)	200	202,250

Costa Rica - 0.0%
Costa Rica Government International Bond
4.37%, 5/22/19 (e)	107	105,126

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (e)	220	215,875
8.625%, 4/20/27 (e)	425	479,719

		695,594

Ecuador - 0.0%
Ecuador Government International Bond
10.50%, 3/24/20 (e)	205	210,996

	Principal Amount (000)	U.S. $ Value
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (e)	$407	$398,860

El Salvador - 0.0%
El Salvador Government International Bond
7.375%, 12/01/19 (e)	200	200,893

Gabon - 0.0%
Gabon Government International Bond
6.375%, 12/12/24 (e)	360	315,450

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (e)	180	174,825
7.50%, 3/15/24 (e)	200	209,000

		383,825

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (e)	635	569,912

Jamaica - 0.0%
Jamaica Government International Bond
7.875%, 7/28/45	200	226,000

Lebanon - 0.0%
Lebanon Government International Bond
6.65%, 4/22/24 (e)	45	36,506
Series G
6.20%, 2/26/25 (e)	53	40,943
6.60%, 11/27/26 (e)	89	67,417

		144,866

Mongolia - 0.1%
Mongolia Government International Bond
5.125%, 12/05/22 (e)	270	250,425
10.875%, 4/06/21 (e)	200	218,500

		468,925

Nigeria - 0.1%
Nigeria Government International Bond
6.50%, 11/28/27 (e)	200	173,500
6.75%, 1/28/21 (e)	200	202,250

		375,750

Senegal - 0.0%
Senegal Government International Bond
6.25%, 5/23/33 (e)	365	307,513

	Principal Amount (000)	U.S. $ Value
Sri Lanka - 0.0%
Sri Lanka Government International Bond
6.20%, 5/11/27 (e)	$220	$186,450

Ukraine - 0.1%
Ukraine Government International Bond
7.75%, 9/01/23-9/01/24 (e)	765	688,931

Venezuela - 0.0%
Venezuela Government International Bond
9.25%, 9/15/27 (a)(j)	815	187,450

Total Emerging Markets - Sovereigns (cost $7,973,646)		7,166,209

EMERGING MARKETS - CORPORATE BONDS - 0.9%
Industrial - 0.7%
Basic - 0.1%
Consolidated Energy Finance SA
6.875%, 6/15/25 (e)	200	198,188
First Quantum Minerals Ltd.
7.00%, 2/15/21 (e)	33	32,066
7.25%, 5/15/22-4/01/23 (e)	542	507,256
Vedanta Resources PLC
6.375%, 7/30/22 (e)	220	201,575

		939,085

Capital Goods - 0.0%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (e)	200	164,250
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(e)(j)	200	28,250

		192,500

Communications - Telecommunications - 0.1%
Digicel Group Ltd.
8.25%, 9/30/20 (e)	315	210,262
Millicom International Cellular SA
5.125%, 1/15/28 (e)	200	176,500
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (e)(f)	200	193,000

		579,762

Consumer Cyclical - Other - 0.1%
Wynn Macau Ltd.
4.875%, 10/01/24 (e)	214	190,727
5.50%, 10/01/27 (e)	214	189,925

		380,652

Consumer Cyclical - Retailers - 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (d)(k)(m)	36	806
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (d)(k)(m)	11	3,303

		4,109

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.3%
BRF GmbH
4.35%, 9/29/26 (e)		$480	$408,300
Cosan Ltd.
5.95%, 9/20/24 (e)		360	346,500
MARB BondCo PLC
6.875%, 1/19/25 (e)		200	184,000
Minerva Luxembourg SA
6.50%, 9/20/26 (e)		220	201,300
Natura Cosmeticos SA
5.375%, 2/01/23 (e)		200	195,250
Rede D’or Finance SARL
4.95%, 1/17/28 (e)(f)		200	174,500
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/19		94	91,778
2.80%, 7/21/23		152	133,406
3.15%, 10/01/26		55	44,741
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(d)(j)(k)(m)		14	326
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)(d)(l)(m)		434	26,746

			1,806,847

Energy - 0.1%
Azure Power Energy Ltd.
5.50%, 11/03/22 (e)		200	185,000
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (g)		158	150,552
Petrobras Global Finance BV
6.125%, 1/17/22		3	3,419
6.25%, 3/17/24		210	212,363
8.75%, 5/23/26		208	233,584
YPF SA
16.50%, 5/09/22 (e)	ARS	2,493	41,769

			826,687

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (e)		$11	11,307
Latam Finance Ltd.
6.875%, 4/11/24 (e)		285	281,438

			292,745

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (e)		200	205,950

			5,228,337

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.1%
Banking - 0.1%
Akbank TAS
5.00%, 10/24/22 (e)		$150	$135,938
Fidelity Bank PLC
10.50%, 10/16/22 (e)		200	200,250
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (e)(o)		200	187,100
Turkiye Garanti Bankasi AS
5.875%, 3/16/23 (e)		200	183,250
Turkiye Vakiflar Bankasi TAO
5.75%, 1/30/23 (e)		200	169,750

			876,288

Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (e)		200	171,000

Insurance - 0.0%
Ambac LSNI LLC
7.396% (LIBOR 3 Month + 5.00%), 2/12/23 (d)(e)(p)		22	21,677

			1,068,965

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (e)		90	84,375
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (e)		243	230,425
Terraform Global Operating LLC
6.125%, 3/01/26 (e)		37	34,717

			349,517

Total Emerging Markets - Corporate Bonds (cost $7,378,044)			6,646,819

EMERGING MARKETS - TREASURIES - 0.7%
Argentina - 0.2%
Argentina POM Politica Monetaria
Series POM
65.51% (ARLLMONP), 6/21/20 (p)	ARS	18,782	512,045
Argentine Bonos del Tesoro
15.50%, 10/17/26		2,786	56,622
16.00%, 10/17/23		7,637	166,804
18.20%, 10/03/21		14,384	298,933

			1,034,404

	Principal Amount (000)		U.S. $ Value
Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	8,037	$2,155,900

Dominican Republic - 0.1%
Dominican Republic International Bond
16.00%, 7/10/20 (m)	DOP	25,000	542,345

South Africa - 0.0%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	3,037	238,376

Turkey - 0.1%
Turkey Government Bond
11.10%, 5/15/19	TRY	4,030	742,508

Total Emerging Markets - Treasuries (cost $6,354,181)			4,713,533

BANK LOANS - 0.5%
Industrial - 0.5%
Basic - 0.0%
Foresight Energy LLC
8.277% (LIBOR 3 Month + 5.75%), 3/28/22 (r)		$29	29,000
Specialty Building Products Holdings, LLC
10/01/25 (s)		140	138,784
Unifrax I LLC
5.886% (LIBOR 3 Month + 3.50%), 4/04/24 (r)		27	26,965

			194,749

Capital Goods - 0.0%
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
6.09% (LIBOR 1 Month + 3.75%), 8/01/25 (r)		106	105,386
9.09% (LIBOR 1 Month + 6.75%), 8/03/26 (r)		37	37,375
Gardner Denver, Inc.
5.095% (LIBOR 1 Month + 2.75%), 7/30/24 (r)		37	36,486

			179,247

Communications - Telecommunications - 0.0%
Intelsat Jackson Holdings S.A.
6.63%, 1/02/24		15	14,697
6.82% (LIBOR 1 Month + 4.50%), 1/02/24 (r)		9	8,903
West Corporation
6.34% (LIBOR 1 Month + 4.00%), 10/10/24 (d)(r)		0	360
6.53% (LIBOR 3 Month + 4.00%), 10/10/24 (d)(r)		148	142,400

			166,360

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.82% (LIBOR 1 Month + 3.50%), 11/06/24 (r)	$46	$45,893

Consumer Cyclical - Entertainment - 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.345% (LIBOR 1 Month + 3.00%), 4/01/24 (r)	60	59,300

Consumer Cyclical - Other - 0.0%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
5.095% (LIBOR 1 Month + 2.75%), 12/23/24 (r)	186	182,793
Stars Group Holdings B.V.
5.886% (LIBOR 3 Month + 3.50%), 7/10/25 (r)	37	37,232

		220,025

Consumer Cyclical - Retailers - 0.0%
Serta Simmons Bedding, LLC
10.318% (LIBOR 1 Month + 8.00%), 11/08/24 (r)	118	88,131

Consumer Non-Cyclical - 0.2%
Air Medical Group Holdings, Inc.
5.568% (LIBOR 1 Month + 3.25%), 4/28/22 (r)	299	285,144
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
10.095% (LIBOR 1 Month + 7.75%), 9/26/25 (r)	263	232,635
BI-LO, LLC
10.34% (LIBOR 3 Month + 8.00%), 5/31/24 (r)	162	158,427
10.44% (LIBOR 3 Month + 8.00%), 5/31/24 (r)	168	164,800
10.62% (LIBOR 3 Month + 8.00%), 5/31/24 (r)	168	164,800
Owens & Minor, Inc.
6.799% (LIBOR 1 Month + 4.50%), 4/30/25 (r)	139	112,916
Regionalcare Hospital Partners Holdings, Inc.
11/16/25 (s)	126	123,756
Vizient, Inc.
5.095% (LIBOR 1 Month + 2.75%), 2/13/23 (r)	2	1,570

		1,244,048

	Principal Amount (000)	U.S. $ Value
Energy - 0.1%
California Resources Corporation
12.724% (LIBOR 1 Month + 10.37%), 12/31/21 (r)	$113	$119,788
Triton Solar US Acquisition Co.
10/31/24 (s)	274	256,560

		376,348

Other Industrial - 0.0%
American Tire Distributors, Inc.
6.636% (LIBOR 1 Month + 0.00%), 9/01/21 (r)	73	62,243
Travelport Finance (Luxembourg) S.Ã r.l.
5.116% (LIBOR 3 Month + 2.50%), 3/17/25 (r)	56	54,410

		116,653

Services - 0.1%
Financial & Risk US Holdings, Inc. (fka Refinitiv)
6.095% (LIBOR 1 Month + 3.75%), 10/01/25 (r)	45	43,787
Monitronics International, Inc.
7.886% (LIBOR 3 Month + 5.50%), 9/30/22 (r)	126	118,854
Verscend Holding Corp.
6.845% (LIBOR 1 Month + 4.50%), 8/27/25 (r)	91	90,738

		253,379

Technology - 0.1%
Boxer Parent Company Inc.
6.648% (LIBOR 3 Month + 4.25%), 10/02/25 (r)	100	98,625
MTS Systems Corporation
5.56% (LIBOR 1 Month + 3.25%), 7/05/23 (d)(r)	56	55,569
Solera, LLC (Solera Finance, Inc.)
5.095% (LIBOR 1 Month + 2.75%), 3/03/23 (r)	144	142,365
Veritas US Inc.
6.84% (LIBOR 1 Month + 4.50%), 1/27/23 (r)(s)	75	66,808
6.89% (LIBOR 3 Month + 4.50%), 1/27/23 (r)(s)	25	22,138

		385,505

Total Bank Loans (cost $3,425,088)		3,329,638

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.2%
Options on Forward Contracts - 0.1%
BRL/USD
Expiration: Feb 2019; Contracts: 13,462,500;
Exercise Price: BRL 3.75;
Counterparty: Morgan Stanley Capital Services LLC (a)	BRL	13,462,500	$46,543
GBP/USD
Expiration: Jan 2019; Contracts: 900,000;
Exercise Price: GBP 0.75;
Counterparty: Citibank, NA (a)	GBP	900,000	5,536
GBP/USD
Expiration: Jan 2019; Contracts: 910,000;
Exercise Price: GBP 0.75;
Counterparty: Natwest Markets PLC (a)	GBP	910,000	5,597
GBP/USD
Expiration: Jan 2019; Contracts: 5,735,000;
Exercise Price: GBP 0.76;
Counterparty: Citibank, NA (a)	GBP	5,735,000	40,880
GBP/USD
Expiration: Dec 2018; Contracts: 5,606,000;
Exercise Price: GBP 0.76;
Counterparty: Morgan Stanley Capital Services LLC (a)	GBP	5,606,000	22,245
TRY/EUR
Expiration: Jan 2019; Contracts: 16,867,410;
Exercise Price: TRY 6.51;
Counterparty: JPMorgan Chase Bank, NA (a)	TRY	16,867,410	228,276
TRY/EUR
Expiration: Jan 2019; Contracts: 6,640,200;
Exercise Price: TRY 6.51;
Counterparty: Deutsche Bank AG (a)	TRY	6,640,200	89,865
TRY/USD
Expiration: Jan 2019; Contracts: 6,791,500;
Exercise Price: TRY 5.78;
Counterparty: Barclays Bank PLC (a)	TRY	6,791,500	103,545
TRY/USD
Expiration: Jan 2019; Contracts: 17,051,000;
Exercise Price: TRY 5.78;
Counterparty: Barclays Bank PLC (a)	TRY	17,051,000	259,964

			802,451

Options on Indices - 0.1%
S&P 500 Index
Expiration: Jan 2019; Contracts: 13,000;
Exercise Price: USD 2,800.00;
Counterparty: Credit Suisse International (a)	USD	13,000	594,625

Swaptions - 0.0%
CDX-NAHY Series 31, 5 Year Index
Expiration: Jan 2019; Contracts: 1,170,000;
Exercise Rate: 1.06%;
Counterparty: Credit Suisse International (a)	USD	1,170,000	2,370

Total Options Purchased-Calls (premiums paid $864,988)			1,399,446

	Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 0.1%
Other ABS - Fixed Rate - 0.1%
Marlette Funding Trust
Series 2018-3A, Class C
4.63%, 9/15/28 (d)(e)	$125	$124,924
SoFi Consumer Loan Program LLC
Series 2017-6, Class C
4.02%, 11/25/26 (d)(e)	360	353,797
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (d)(e)	38	39,243

		517,964

Home Equity Loans - Fixed Rate - 0.0%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (d)	140	138,826
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (d)	181	85,118
Lehman XS Trust
Series 2007-6, Class 3A5
4.746%, 5/25/37 (d)	53	51,371

		275,315

Autos - Fixed Rate - 0.0%
CPS Auto Trust
Series 2018-C, Class D
4.40%, 6/17/24 (e)	120	120,945

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.44% (LIBOR 1 Month + 1.13%), 12/25/32 (d)(p)	37	37,329

Total Asset-Backed Securities (cost $955,103)		951,553

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Non-Agency Fixed Rate CMBS - 0.1%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.655%, 7/10/47 (d)(e)	35	31,304
GS Mortgage Securities Trust
Series 2014-GC18, Class D
5.163%, 1/10/47 (d)(e)	71	60,902
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.191%, 6/15/45 (d)(e)	298	271,769

	Principal Amount (000)		U.S. $ Value
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
5.05%, 1/15/47 (d)(e)		$71	$69,052
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (b)(d)		105	97,502

			530,529

Non-Agency Floating Rate CMBS - 0.0%
BBCMS Mortgage Trust
Series 2017-GLKS, Class F
6.007% (LIBOR 1 Month + 3.70%), 11/15/34 (d)(e)(p)		105	106,446
CLNS Trust
Series 2017-IKPR, Class F
6.818% (LIBOR 1 Month + 4.50%), 6/11/32 (d)(e)(p)		110	110,068

			216,514

Total Commercial Mortgage-Backed Securities (cost $772,249)			747,043

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Dryden Senior Loan Fund
Series 2017-49A, Class E
8.749% (LIBOR 3 Month + 6.30%), 7/18/30 (d)(e)(p)		250	241,730
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
5.886% (LIBOR 3 Month + 3.45%), 10/15/29 (d)(e)(p)		306	306,810

Total Collateralized Loan Obligations (cost $560,920)			548,540

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
CNH/USD
Expiration: Jan 2019; Contracts: 110,136,000;
Exercise Price: CNH 7.06;
Counterparty: JPMorgan Chase Bank, NA (a)	CNH	110,136,000	62,752
CNH/USD
Expiration: Jan 2019; Contracts: 34,819,750;
Exercise Price: CNH 7.07;
Counterparty: JPMorgan Chase Bank, NA (a)	CNH	34,819,750	18,356
CNH/USD
Expiration: Jan 2019; Contracts: 100,735,245;
Exercise Price: CNH 7.04;
Counterparty: Citibank, NA (a)	CNH	100,735,245	87,731

	Notional Amount		U.S. $ Value
AUD/USD
Expiration: Jun 2019; Contracts: 13,200,000;
Exercise Price: AUD 1.45;
Counterparty: Morgan Stanley Capital Services LLC (a)	AUD	13,200,000	$89,918

			258,757

Swaptions - 0.0%
IRS Swaption
Expiration: Jan 2019; Contracts: 2,022,000;
Exercise Rate: 3.29%;
Counterparty: Morgan Stanley Capital Services LLC (a)	USD	2,022,000	3,499

Total Options Purchased-Puts (premiums paid $333,451)			262,256

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.0%
Argentina - 0.0%
Provincia de Buenos Aires/Argentina
7.875%, 6/15/27 (e) (cost $255,840)		$341	260,952

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.0%
United States - 0.0%
State of California
Series 2010
7.60%, 11/01/40		60	86,425
7.95%, 3/01/36		130	137,414

Total Local Governments-US Municipal Bonds (cost $227,838)			223,839

	Shares
PREFERRED STOCKS - 0.0%
Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75%		1,027	22,604

Financial Institutions - 0.0%
Banking - 0.0%
GMAC Capital Trust I
Series 2
8.401%		868	22,134

Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625% (a)		1,190	5,355

	Shares		U.S. $ Value
Energy - 0.0%
Sanchez Energy Corp.
Series A
4.875%	2,338		$7,833

Technology - 0.0%
Goodman Networks, Inc.
0.00% (a)(b)(c)(d)	3,576		0

			13,188

Total Preferred Stocks (cost $126,090)			57,926

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.0%
Quasi-Sovereign Bonds - 0.0%
Mexico - 0.0%
Petroleos Mexicanos
6.50%, 1/23/29 (e) (cost $40,981)	$41		37,682

	Shares
WARRANTS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (a)	4,686		21,087

Industrials - 0.0%
Construction & Engineering - 0.0%
Willscot Corp., expiring 11/29/22 (a)(b)(c)(d)	1,913		8,857

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (a)(b)	2,090		314
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (a)	4,803		48
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (a)	2,019		202

			564

Total Warrants (cost $20,248)			30,508

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 2006
5.00%, 1/01/36 (cost $184)	$0	**	179

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 9.1%
Governments-Treasuries - 5.2%
Japan - 5.2%
Japan Treasury Discount Bill
Series 789
Zero Coupon, 1/21/19 (cost $37,805,355)	JPY	4,241,000	$37,374,898

	Shares
Investment Companies - 2.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.13% (h)(i)(t) (cost $18,224,753)		18,224,753	18,224,753

	Principal Amount (000)
U.S. Treasury Bills - 1.4%
U.S. Treasury Bill
Zero Coupon, 1/31/19-2/07/19 (cost $9,961,566)		$10,000	9,961,542

Total Short-Term Investments (cost $65,991,674)			65,561,193

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $715,344,512)			$720,384,627

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.13% (h)(i)(t) (cost $4,703,922)		4,703,922	4,703,922

Total Investments - 100.4% (cost $720,048,434) (u)			725,088,549
Other assets less liabilities - (0.4)%			(3,147,275)

Net Assets - 100.0%			$721,941,274

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at November 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	68	December 2018	AUD	6,800	$6,443,456	$6,452,287	$8,831
10 Yr Canadian Bond Futures	64	March 2019	CAD	6,400	6,376,455	6,420,472	44,017
10 Yr Japan Bond (OSE) Futures	128	December 2018	JPY	12,800,000	169,479,667	170,459,939	980,272
Euro Buxl 30 Yr Bond Futures	102	December 2018	EUR	10,200	20,464,477	20,623,697	159,220
Euro-BOBL Futures	114	March 2019	EUR	11,400	17,060,491	17,064,237	3,746
Euro-Bund Futures	214	December 2018	EUR	21,400	38,893,235	39,136,208	242,973

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at November 30, 2018	Unrealized Appreciation/ (Depreciation)
Euro-Schatz Futures	202	March 2019	EUR	20,200		$25,588,847	$25,589,768	$921
Long Gilt Futures	270	March 2019	GBP	27,000		42,060,238	42,194,004	133,766
MSCI EAFE Futures	199	December 2018	USD	10		19,402,519	18,072,185	(1,330,334)
Mini MSCI Emerging Markets Futures	101	December 2018	USD	5		5,227,889	5,047,980	(179,909)
S&P 500 E-Mini Futures	227	December 2018	USD	11		32,200,630	31,306,705	(893,925)
S&P Mid 400 E-Mini Futures	48	December 2018	USD	5		9,763,753	9,021,600	(742,153)
S&P TSX 60 Index Futures	10	December 2018	CAD	2		1,429,636	1,373,876	(55,760)
U.S. T-Note 2 Yr (CBT) Futures	49	March 2019	USD	9,800		10,335,231	10,338,233	3,002
U.S. T-Note 5 Yr (CBT) Futures	330	March 2019	USD	33,000		37,238,704	37,277,110	38,406
U.S. T-Note 10 Yr (CBT) Futures	382	March 2019	USD	38,200		45,535,535	45,631,094	95,559
U.S. Ultra Bond (CBT) Futures	188	March 2019	USD	18,800		28,774,396	28,652,375	(122,021)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	65	December 2018	JPY	650,000		8,592,688	8,659,604	(66,916)
Euro STOXX 50 Futures	86	December 2018	EUR	1		3,036,957	3,079,516	(42,559)
Euro-Bund Futures	72	December 2018	EUR	7,200		13,015,031	13,167,322	(152,291)
FTSE 100 Index Futures	18	December 2018	GBP	– 0	–***	1,600,289	1,598,445	1,844
S&P 500 E-Mini Futures	72	December 2018	USD	4		9,644,600	9,929,880	(285,280)
S&P TSX 60 Index Futures	7	December 2018	CAD	1		937,796	961,713	(23,917)
SPI 200 Futures	11	December 2018	AUD	– 0	–***	1,129,154	1,140,460	(11,306)
TOPIX Index Futures	15	December 2018	JPY	150		2,129,888	2,204,114	(74,226)
U.S. T-Note 10 Yr (CBT) Futures	36	March 2019	USD	3,600		4,287,326	4,300,313	(12,987)

								$(2,281,027)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	71,106	USD	10,267	12/13/18	$36,273
Australia and New Zealand Banking Group Ltd.	AUD	4,334	USD	3,068	12/07/18	(99,399)
Australia and New Zealand Banking Group Ltd.	USD	1,485	AUD	2,062	12/07/18	21,986
Australia and New Zealand Banking Group Ltd.	USD	4,434	CNY	30,650	12/13/18	(24,145)
Australia and New Zealand Banking Group Ltd.	USD	3,067	JPY	342,853	12/13/18	(44,381)
Bank of America, NA	KRW	4,104,274	USD	3,646	2/20/19	(27,654)
Bank of America, NA	RUB	98,005	USD	1,447	12/14/18	(13,243)
Bank of America, NA	RUB	132,752	USD	1,985	12/14/18	6,838
Bank of America, NA	BRL	9,966	USD	2,705	12/04/18	128,100
Bank of America, NA	TRY	1,568	USD	296	12/12/18	(3,003)
Bank of America, NA	EUR	788	USD	902	1/09/19	6,630
Bank of America, NA	EUR	493	GBP	433	12/14/18	(6,541)
Bank of America, NA	USD	1,439	AUD	1,974	12/07/18	3,947
Bank of America, NA	USD	2,348	CAD	3,042	12/14/18	(57,181)
Bank of America, NA	USD	2,580	BRL	9,966	12/04/18	(2,468)
Bank of America, NA	USD	7,024	CNY	48,705	12/13/18	(16,295)
Bank of America, NA	USD	1,491	RUB	100,446	12/14/18	6,200
Bank of America, NA	USD	3,821	JPY	432,528	12/13/18	(8,145)
Bank of America, NA	USD	1,444	COP	4,676,123	12/20/18	867
Barclays Bank PLC	COP	2,699,923	USD	858	12/20/18	23,677
Barclays Bank PLC	JPY	414,995	USD	3,655	12/13/18	(3,050)
Barclays Bank PLC	JPY	490,570	USD	4,346	12/13/18	21,337
Barclays Bank PLC	INR	698,608	USD	9,790	12/13/18	(220,231)
Barclays Bank PLC	TWD	113,011	USD	3,662	12/11/18	(1,781)
Barclays Bank PLC	TWD	91,465	USD	2,971	12/11/18	5,297
Barclays Bank PLC	ZAR	12,051	USD	781	12/13/18	(87,516)
Barclays Bank PLC	CNY	7,111	USD	1,024	1/23/19	2,558
Barclays Bank PLC	TRY	10,367	USD	1,674	1/15/19	(266,463)
Barclays Bank PLC	CAD	6,844	USD	5,242	12/14/18	89,461
Barclays Bank PLC	MYR	3,052	USD	725	2/26/19	(4,474)
Barclays Bank PLC	TRY	2,758	USD	503	12/12/18	(23,334)
Barclays Bank PLC	CAD	1,903	USD	1,435	1/17/19	1,359
Barclays Bank PLC	EUR	1,625	USD	1,847	12/13/18	5,646
Barclays Bank PLC	USD	1,302	EUR	1,125	1/09/19	(23,928)
Barclays Bank PLC	USD	1,463	CHF	1,446	1/17/19	(8,805)
Barclays Bank PLC	USD	2,237	GBP	1,716	12/14/18	(48,922)
Barclays Bank PLC	USD	1,329	TRY	7,288	12/12/18	61,659
Barclays Bank PLC	USD	2,219	CNY	15,360	12/13/18	(9,139)
Barclays Bank PLC	USD	5,333	INR	394,112	12/13/18	314,584
Barclays Bank PLC	USD	7,508	TWD	231,432	12/11/18	(5,221)
Barclays Bank PLC	USD	1,272	INR	88,510	12/13/18	(3,441)
Barclays Bank PLC	USD	83	IDR	1,254,540	12/26/18	4,450
Barclays Bank PLC	USD	2,237	KRW	2,515,946	2/20/19	15,363
BNP Paribas SA	COP	9,211,571	USD	2,932	12/20/18	86,558
BNP Paribas SA	JPY	331,090	USD	2,942	12/13/18	22,768
BNP Paribas SA	CNY	48,705	USD	7,036	12/13/18	28,979
BNP Paribas SA	TWD	28,592	USD	928	12/11/18	902
BNP Paribas SA	MXN	25,159	USD	1,329	12/05/18	92,755
BNP Paribas SA	NZD	2,101	USD	1,430	12/07/18	(14,315)
BNP Paribas SA	USD	2,957	AUD	4,130	12/07/18	61,672
BNP Paribas SA	USD	2,779	AUD	3,850	12/14/18	34,914
BNP Paribas SA	USD	3,710	EUR	3,211	1/09/19	(61,785)
BNP Paribas SA	USD	2,892	NOK	24,671	1/23/19	(14,931)
BNP Paribas SA	USD	5,404	JPY	608,564	12/13/18	(38,561)
BNP Paribas SA	USD	1,468	JPY	165,344	12/07/18	(10,690)
Citibank, NA	JPY	413,356	USD	3,656	12/13/18	12,351
Citibank, NA	INR	56,570	USD	769	12/13/18	(41,965)
Citibank, NA	MXN	43,929	USD	2,197	12/05/18	39,103
Citibank, NA	TRY	7,573	USD	1,437	12/12/18	(7,658)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	EUR	9,781	USD	11,422	12/14/18	$339,931
Citibank, NA	BRL	10,947	USD	2,834	12/04/18	2,711
Citibank, NA	UYU	10,638	USD	324	12/04/18	(6,160)
Citibank, NA	UYU	5,319	USD	162	1/22/19	(3,544)
Citibank, NA	AUD	5,121	USD	3,672	12/07/18	(71,041)
Citibank, NA	ILS	1,998	USD	539	1/30/19	(1,009)
Citibank, NA	CAD	1,905	USD	1,429	1/17/19	(6,132)
Citibank, NA	CAD	1,892	USD	1,433	1/17/19	7,542
Citibank, NA	TRY	1,310	USD	224	2/26/19	(15,504)
Citibank, NA	TRY	1,273	USD	218	2/28/19	(15,072)
Citibank, NA	EUR	638	USD	730	1/09/19	5,535
Citibank, NA	GBP	315	USD	410	1/15/19	7,134
Citibank, NA	USD	2,978	BRL	10,947	12/04/18	(146,852)
Citibank, NA	USD	6,071	EUR	5,256	1/09/19	(99,410)
Citibank, NA	USD	1,475	AUD	2,052	12/07/18	25,082
Citibank, NA	USD	3,144	GBP	2,426	12/14/18	(50,655)
Citibank, NA	USD	746	NZD	1,139	12/07/18	36,619
Citibank, NA	USD	1,204	CAD	1,561	12/14/18	(28,427)
Citibank, NA	USD	713	TRY	3,931	12/12/18	36,816
Citibank, NA	USD	329	UYU	10,638	12/04/18	1,583
Citibank, NA	NOK	12,350	EUR	1,282	1/23/19	17,710
Citibank, NA	USD	1,790	CNY	12,412	12/13/18	(4,353)
Citibank, NA	USD	1,809	CNY	12,620	12/13/18	6,494
Citibank, NA	USD	1,446	SEK	13,085	1/23/19	(1,498)
Citibank, NA	SEK	13,147	CHF	1,445	1/17/19	2,934
Citibank, NA	SEK	19,670	EUR	1,905	1/23/19	(4,386)
Citibank, NA	USD	3,363	CNY	23,328	1/23/19	(12,377)
Citibank, NA	USD	627	INR	43,743	12/13/18	(131)
Citibank, NA	USD	1,392	JPY	156,148	12/13/18	(15,140)
Citibank, NA	USD	4,708	CLP	3,190,826	12/20/18	42,727
Citibank, NA	USD	272	COP	852,851	12/20/18	(8,436)
Credit Suisse International	JPY	66,039	USD	584	12/13/18	2,251
Credit Suisse International	MXN	22,893	USD	1,170	12/05/18	45,488
Credit Suisse International	CNY	6,303	USD	911	1/09/19	5,299
Credit Suisse International	EUR	3,219	USD	3,693	1/09/19	35,626
Credit Suisse International	AUD	2,179	USD	1,608	6/28/19	9,440
Credit Suisse International	TRY	1,808	USD	341	12/12/18	(3,509)
Credit Suisse International	TRY	1,684	USD	228	2/28/19	(80,187)
Credit Suisse International	CAD	1,477	USD	1,114	1/17/19	995
Credit Suisse International	CHF	937	USD	949	1/17/19	6,326
Credit Suisse International	TRY	732	USD	114	12/03/18	(26,127)
Credit Suisse International	USD	249	CHF	242	2/28/19	(4,193)
Credit Suisse International	USD	79	TRY	493	12/03/18	15,865
Credit Suisse International	CNY	929	JPY	14,900	12/13/18	(2,296)
Credit Suisse International	USD	226	TRY	1,310	2/26/19	14,331
Credit Suisse International	USD	1,954	TRY	12,239	1/15/19	337,386
Credit Suisse International	USD	927	NZD	1,365	12/07/18	11,519
Credit Suisse International	USD	3,738	GBP	2,833	12/14/18	(125,691)
Credit Suisse International	USD	617	TRY	3,743	1/17/19	83,402
Credit Suisse International	USD	7,020	EUR	5,977	12/14/18	(248,274)
Credit Suisse International	USD	2,180	SEK	19,592	1/23/19	(16,879)
Credit Suisse International	USD	1,596	INR	110,664	12/13/18	(9,821)
Credit Suisse International	JPY	134,943	AUD	1,661	12/07/18	24,943
Deutsche Bank AG	EUR	1,323	USD	1,546	1/09/19	42,022
Deutsche Bank AG	TRY	3,484	EUR	509	1/17/19	(72,823)
Deutsche Bank AG	USD	720	ZAR	9,983	1/30/19	(4,830)
Goldman Sachs Bank USA	IDR	1,254,540	USD	83	12/26/18	(4,450)
Goldman Sachs Bank USA	BRL	6,005	USD	1,545	12/04/18	(7,990)
Goldman Sachs Bank USA	BRL	5,113	USD	1,323	12/04/18	1,266
Goldman Sachs Bank USA	CAD	1,917	USD	1,442	12/20/18	(1,607)
Goldman Sachs Bank USA	NZD	1,364	USD	880	12/07/18	(57,660)
Goldman Sachs Bank USA	USD	2,656	CAD	3,398	12/14/18	(97,231)
Goldman Sachs Bank USA	USD	1,460	NZD	2,127	1/09/19	2,516
Goldman Sachs Bank USA	CHF	2,193	EUR	1,929	1/09/19	(12,081)
Goldman Sachs Bank USA	USD	2,918	BRL	11,118	12/04/18	(42,974)
Goldman Sachs Bank USA	USD	1,444	BRL	5,427	12/13/18	(41,810)
Goldman Sachs Bank USA	JPY	14,900	CNY	929	12/13/18	2,297
Goldman Sachs Bank USA	USD	1,123	RUB	79,827	12/14/18	66,029
Goldman Sachs Bank USA	USD	6,347	INR	441,522	12/13/18	(20,881)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	MXN	75,151	USD	3,937	12/05/18	$245,789
HSBC Bank USA	INR	39,646	USD	543	12/13/18	(24,946)
HSBC Bank USA	CNY	15,493	USD	2,232	12/13/18	3,424
HSBC Bank USA	CHF	1,478	USD	1,480	1/17/19	(6,736)
HSBC Bank USA	AUD	1,221	USD	873	6/28/19	(22,825)
HSBC Bank USA	NZD	1,177	USD	759	12/07/18	(50,030)
HSBC Bank USA	GBP	569	USD	740	12/14/18	14,883
HSBC Bank USA	USD	1,488	NZD	2,238	12/07/18	50,917
HSBC Bank USA	USD	644	TWD	19,690	3/14/19	7
HSBC Bank USA	USD	1,708	ZAR	23,991	1/30/19	10,998
HSBC Bank USA	USD	1,469	JPY	163,529	12/13/18	(27,539)
HSBC Bank USA	JPY	165,083	AUD	2,074	12/07/18	61,386
HSBC Bank USA	USD	2,890	KRW	3,231,509	2/20/19	2,002
JPMorgan Chase Bank, NA	JPY	178,142	USD	1,583	12/14/18	12,024
JPMorgan Chase Bank, NA	NOK	28,088	USD	3,278	1/23/19	2,087
JPMorgan Chase Bank, NA	TRY	13,193	USD	2,498	12/12/18	(18,912)
JPMorgan Chase Bank, NA	CAD	3,832	USD	2,896	1/17/19	8,754
JPMorgan Chase Bank, NA	EUR	3,242	USD	3,675	1/09/19	(9,219)
JPMorgan Chase Bank, NA	GBP	5,029	USD	6,659	12/14/18	247,393
JPMorgan Chase Bank, NA	CHF	2,345	USD	2,341	1/17/19	(18,139)
JPMorgan Chase Bank, NA	CNY	1,576	USD	229	12/19/18	2,053
JPMorgan Chase Bank, NA	EUR	1,276	USD	1,462	1/09/19	11,802
JPMorgan Chase Bank, NA	TRY	493	USD	79	12/03/18	(15,865)
JPMorgan Chase Bank, NA	CHF	252	USD	258	2/26/19	3,525
JPMorgan Chase Bank, NA	USD	410	GBP	315	1/15/19	(7,134)
JPMorgan Chase Bank, NA	USD	583	AUD	808	12/07/18	7,627
JPMorgan Chase Bank, NA	USD	735	NZD	1,105	12/07/18	24,166
JPMorgan Chase Bank, NA	USD	1,451	EUR	1,251	12/14/18	(33,932)
JPMorgan Chase Bank, NA	USD	1,752	GBP	1,361	12/14/18	(16,526)
JPMorgan Chase Bank, NA	USD	2,318	EUR	1,998	1/09/19	(47,389)
JPMorgan Chase Bank, NA	USD	911	CNY	6,303	1/09/19	(5,299)
JPMorgan Chase Bank, NA	USD	1,855	NOK	15,686	1/23/19	(25,192)
JPMorgan Chase Bank, NA	USD	1,031	TWD	31,653	12/11/18	(4,645)
JPMorgan Chase Bank, NA	JPY	67,724	AUD	836	12/07/18	14,206
JPMorgan Chase Bank, NA	USD	3,684	JPY	412,199	12/13/18	(50,159)
Morgan Stanley Capital Services, Inc.	JPY	1,449,193	USD	13,086	12/14/18	308,581
Morgan Stanley Capital Services, Inc.	BRL	11,393	USD	2,929	12/04/18	(16,817)
Morgan Stanley Capital Services, Inc.	BRL	18,752	USD	4,886	12/04/18	37,149
Morgan Stanley Capital Services, Inc.	BRL	9,124	USD	2,342	1/03/19	(14,253)
Morgan Stanley Capital Services, Inc.	GBP	6,573	USD	8,588	12/14/18	207,672
Morgan Stanley Capital Services, Inc.	NZD	3,873	USD	2,499	12/07/18	(163,287)
Morgan Stanley Capital Services, Inc.	AUD	3,850	USD	2,743	12/14/18	(71,098)
Morgan Stanley Capital Services, Inc.	AUD	3,427	USD	2,431	12/07/18	(74,029)
Morgan Stanley Capital Services, Inc.	EUR	1,254	USD	1,434	1/09/19	9,454
Morgan Stanley Capital Services, Inc.	AUD	1,080	USD	800	6/28/19	7,834
Morgan Stanley Capital Services, Inc.	USD	1,945	GBP	1,505	12/14/18	(26,612)
Morgan Stanley Capital Services, Inc.	USD	4,440	AUD	6,012	6/28/19	(28,702)
Morgan Stanley Capital Services, Inc.	USD	1,478	AUD	2,029	12/07/18	4,777
Morgan Stanley Capital Services, Inc.	USD	5,461	BRL	21,021	12/04/18	(25,250)
Morgan Stanley Capital Services, Inc.	USD	2,346	BRL	9,124	12/04/18	13,468
Morgan Stanley Capital Services, Inc.	USD	1,151	NOK	9,742	1/23/19	(15,127)
Morgan Stanley Capital Services, Inc.	USD	2,924	BRL	11,393	1/03/19	17,798

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,470	SEK	13,227	1/23/19	$(9,691)
Morgan Stanley Capital Services, Inc.	USD	721	MXN	14,606	12/05/18	(3,672)
Morgan Stanley Capital Services, Inc.	USD	1,545	INR	112,367	12/13/18	65,031
Morgan Stanley Capital Services, Inc.	USD	5,092	JPY	571,079	12/13/18	(57,379)
Morgan Stanley Capital Services, Inc.	USD	1,609	JPY	178,142	12/14/18	(37,932)
Morgan Stanley Capital Services, Inc.	JPY	218,358	EUR	1,693	12/13/18	(6,887)
Natwest Markets PLC	INR	333,135	USD	4,536	12/13/18	(237,619)
Natwest Markets PLC	TWD	47,911	USD	1,563	12/11/18	10,035
Natwest Markets PLC	MXN	28,336	USD	1,456	12/05/18	64,411
Natwest Markets PLC	GBP	1,521	USD	1,981	12/14/18	41,194
Natwest Markets PLC	TRY	1,431	USD	223	12/03/18	(50,946)
Natwest Markets PLC	EUR	635	USD	727	1/09/19	5,196
Natwest Markets PLC	USD	2,261	AUD	3,139	12/07/18	33,058
Natwest Markets PLC	USD	2,103	GBP	1,615	12/14/18	(43,730)
Natwest Markets PLC	USD	565	TWD	17,206	3/14/19	(2,311)
Natwest Markets PLC	USD	3,680	SEK	33,136	1/23/19	(22,145)
Natwest Markets PLC	USD	7,014	INR	511,220	12/13/18	310,835
Natwest Markets PLC	USD	3,832	TWD	117,027	12/11/18	(37,891)
Natwest Markets PLC	USD	3,902	JPY	439,779	12/13/18	(25,001)
Natwest Markets PLC	USD	2,730	KRW	3,047,295	2/20/19	(2,345)
Natwest Markets PLC	USD	1,438	KRW	1,616,604	2/20/19	8,720
Standard Chartered Bank	JPY	1,428,468	USD	12,656	12/13/18	62,680
Standard Chartered Bank	TWD	136,099	USD	4,444	12/11/18	31,876
Standard Chartered Bank	INR	64,834	USD	869	12/13/18	(60,114)
Standard Chartered Bank	BRL	843	USD	218	12/04/18	209
Standard Chartered Bank	EUR	491	USD	557	1/09/19	(412)
Standard Chartered Bank	USD	225	BRL	843	12/04/18	(6,729)
Standard Chartered Bank	USD	1,489	NZD	2,197	12/07/18	20,828
Standard Chartered Bank	USD	1,441	CNY	10,016	12/13/18	(248)
Standard Chartered Bank	USD	1,707	INR	125,682	12/13/18	93,919
Standard Chartered Bank	USD	2,209	JPY	248,064	12/13/18	(21,698)
Standard Chartered Bank	USD	30	IDR	457,519	1/29/19	1,778
Standard Chartered Bank	USD	552	KRW	614,741	2/20/19	(1,266)
State Street Bank & Trust Co.	JPY	41,292	USD	365	12/13/18	873
State Street Bank & Trust Co.	MXN	13,555	USD	672	12/05/18	6,084
State Street Bank & Trust Co.	EUR	3,090	USD	3,574	1/09/19	62,539
State Street Bank & Trust Co.	TRY	2,775	USD	408	2/28/19	(99,666)
State Street Bank & Trust Co.	TRY	1,939	USD	373	12/12/18	3,122
State Street Bank & Trust Co.	CHF	1,438	USD	1,445	1/17/19	(1,073)
State Street Bank & Trust Co.	NZD	1,204	USD	778	12/07/18	(49,856)
State Street Bank & Trust Co.	CHF	1,058	USD	1,099	12/14/18	38,881
State Street Bank & Trust Co.	CHF	412	USD	415	1/09/19	904
State Street Bank & Trust Co.	SGD	356	USD	259	1/24/19	(1,121)
State Street Bank & Trust Co.	GBP	342	USD	450	12/14/18	14,790
State Street Bank & Trust Co.	CHF	291	USD	293	1/17/19	219
State Street Bank & Trust Co.	CHF	413	USD	428	2/28/19	10,131
State Street Bank & Trust Co.	USD	487	CHF	479	1/17/19	(4,945)
State Street Bank & Trust Co.	USD	3,120	EUR	2,693	1/09/19	(60,648)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	250	CHF	244	2/28/19	$(3,624)
State Street Bank & Trust Co.	USD	258	CHF	252	2/26/19	(3,729)
State Street Bank & Trust Co.	USD	732	NZD	1,086	12/07/18	14,582
State Street Bank & Trust Co.	USD	220	TRY	1,203	12/12/18	9,610
State Street Bank & Trust Co.	USD	459	TRY	2,937	2/28/19	78,329
State Street Bank & Trust Co.	USD	539	TRY	2,799	12/12/18	(4,588)
State Street Bank & Trust Co.	USD	339	SEK	3,051	1/23/19	(2,172)
State Street Bank & Trust Co.	USD	4,670	MYR	19,586	2/26/19	10,490
State Street Bank & Trust Co.	USD	299	MXN	6,130	12/05/18	2,395
State Street Bank & Trust Co.	USD	568	ZAR	7,946	1/30/19	1,494
State Street Bank & Trust Co.	USD	742	ZAR	10,789	12/13/18	35,980
State Street Bank & Trust Co.	USD	1,231	JPY	138,170	12/13/18	(13,151)
UBS AG	JPY	4,244,355	USD	38,184	1/28/19	597,943
UBS AG	JPY	490,703	USD	4,324	12/13/18	(2,310)
UBS AG	JPY	646,751	USD	5,770	12/13/18	68,113
UBS AG	CNY	15,422	USD	2,219	12/13/18	621
UBS AG	EUR	4,360	USD	5,033	1/09/19	79,433
UBS AG	CHF	2,205	USD	2,216	1/17/19	(1,917)
UBS AG	CHF	1,473	USD	1,483	1/17/19	1,700
UBS AG	CAD	1,037	USD	785	1/17/19	4,057
UBS AG	CHF	750	USD	755	12/14/18	3,626
UBS AG	USD	713	GBP	551	12/14/18	(10,623)
UBS AG	USD	1,888	CHF	1,808	12/14/18	(76,246)
UBS AG	USD	2,225	EUR	1,935	1/09/19	(26,450)
UBS AG	USD	1,913	NZD	2,873	12/07/18	61,811
UBS AG	USD	2,871	MXN	58,116	12/05/18	(16,612)
UBS AG	USD	582	JPY	64,798	1/18/19	(8,948)
UBS AG	USD	4,836	JPY	541,174	12/13/18	(65,593)

						$1,092,270

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index (v)	Citibank, NA	2,040	EUR	3,100.00	December 2018	EUR	2		$174,168	$(215,010)
FTSE 100 Index (v)	Citibank, NA	390	GBP	7,100.00	December 2018	GBP	– 0	–	56,017	(26,636)
Nikkei 225 Index (v)	Goldman Sachs International	18,000	JPY	21,625.00	December 2018	JPY	18		111,475	(138,348)
S&P 500 Index (v)	Goldman Sachs International	1,700	USD	2,690.00	December 2018	USD	2		68,599	(160,583)
S&P 500 Index (v)	Goldman Sachs International	6,900	USD	2,690.00	December 2018	USD	7		293,947	(651,780)
S&P 500 Index (v)	Credit Suisse International	13,000	USD	2,900.00	January 2019	USD	13		138,450	(163,103)

									$842,656	$(1,355,460)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index (v)	Citibank, NA	2,040	EUR	3,100.00	December 2018	EUR	2		$116,112	$(69,482)
FTSE 100 Index (v)	Citibank, NA	390	GBP	7,100.00	December 2018	GBP	– 0	–	77,746	(85,764)
Nikkei 225 Index (v)	Goldman Sachs International	18,000	JPY	21,625.00	December 2018	JPY	18		127,149	(22,176)
S&P 500 Index (v)	Goldman Sachs International	1,700	USD	2,690.00	December 2018	USD	2		140,777	(41,969)
S&P 500 Index (v)	Goldman Sachs International	6,900	USD	2,690.00	December 2018	USD	7		495,213	(170,346)

									$956,997	$(389,737)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/ Morgan Stanley Capital Services LLC (v)	AUD	1.282	06/2019	13,200,000	AUD	13,200	$137,041	$(64,641)
Put
BRL vs. USD/ Morgan Stanley Capital Services LLC (v)	BRL	4.100	02/2019	14,719,000	BRL	14,719	46,426	(46,304)
BRL vs. USD/ Morgan Stanley Capital Services LLC (v)	BRL	4.170	02/2019	2,272,650	BRL	2,273	5,259	(5,521)
CNH vs. USD/ JPMorgan Chase Bank, NA (v)	CNH	7.050	12/2018	8,636,250	CNH	8,636	6,180	(2,619)
IDR vs. USD/ Goldman Sachs Bank USA (v)	IDR	15,870.000	12/2018	9,744,180,000	IDR	9,744,180	3,919	(186)
INR vs. USD/ JPMorgan Chase Bank, NA (v)	INR	71.320	02/2019	46,358,000	INR	46,358	6,019	(6,136)
JPY vs. CNH/ Goldman Sachs Bank USA (v)	JPY	16.500	12/2018	68,887,500	JPY	68,888	3,097	(1,037)
MXN vs. USD/ Morgan Stanley Capital Services LLC (v)	MXN	23.820	02/2019	15,483,000	MXN	15,483	8,660	(1,778)
SGD vs. CHF/ UBS AG (v)	SGD	1.550	06/2019	930,000	SGD	930	2,811	(1,543)
TRY vs. CHF/ UBS AG (v)	TRY	5.900	02/2019	3,687,500	TRY	3,688	6,741	(11,380)
TRY vs. EUR/ Deutsche Bank AG (v)	TRY	7.510	01/2019	7,660,200	TRY	7,660	20,434	(1,328)
TRY vs. EUR/ JPMorgan Chase Bank, NA (v)	TRY	7.510	01/2019	19,458,410	TRY	19,458	49,907	(3,374)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
TRY vs. USD/ Goldman Sachs Bank USA (v)	TRY	7.000	12/2018	31,605,000	TRY	31,605	$46,414	$(382)
TRY vs. USD/ JPMorgan Chase Bank, NA (v)	TRY	7.000	11/2018	4,305,000	TRY	4,305	6,906	(41)
TRY vs. USD/ JPMorgan Chase Bank, NA (v)	TRY	7.380	12/2018	28,708,200	TRY	28,708	92,812	(2,401)
TRY vs. USD/ Barclays Bank PLC (v)	TRY	6.900	01/2019	8,107,500	TRY	8,108	26,285	(1,231)
TRY vs. USD/ Barclays Bank PLC (v)	TRY	6.900	01/2019	20,355,000	TRY	20,355	65,992	(3,092)

							$534,903	$(152,994)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)		Premiums Received	Market Value
Put
CDX-NAHY Series 31, 5 Year Index (v)	Deutsche Bank AG	Sell	1.00%	Jan, 2019	USD	575	$2,415	$(1,076)
CDX-NAHY Series 31, 5 Year Index (v)	Credit Suisse International	Sell	1.00	Jan, 2019	USD	1,170	5,125	(2,191)

							$7,540	$(3,267)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC-1 Year Interest Rate Swap (v)	3 Month LIBOR	Deutsche Bank AG	3.18%	11/30/18	USD	605	$3,963	$(5,507)
OTC-1 Year Interest Rate Swap (v)	3 Month LIBOR	JPMorgan Chase Bank, NA	3.23	11/30/18	USD	605	3,781	(7,824)
OTC-1 Year Interest Rate Swap (v)	6 Month EURIBOR	Citibank, NA	1.52	12/03/18	EUR	195	1,936	(3,448)
OTC-1 Year Interest Rate Swap (v)	6 Month EURIBOR	Bank of America, NA	1.53	12/06/18	EUR	195	1,809	(3,908)
OTC-1 Year Interest Rate Swap (v)	6 Month EURIBOR	Bank of America, NA	0.68	12/07/18	USD	675	1,892	(6,662)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
OTC - 1 Year Interest Rate Swap (v)	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.52%	12/10/18	EUR	195	$1,691	$(3,461)
OTC - 1 Year Interest Rate Swap (v)	6 Month EURIBOR	Bank of America, NA	1.55	12/10/18	EUR	195	1,695	(4,845)
OTC - 1 Year Interest Rate Swap (v)	6 Month EURIBOR	Barclays Bank PLC	1.53	12/14/18	EUR	195	1,722	(3,883)
OTC - 1 Year Interest Rate Swap (v)	6 Month LIBOR	Goldman Sachs International	1.60	12/17/18	USD	450	4,199	(4,390)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Morgan Stanley Capital Services LLC	3.03	12/20/18	USD	1,120	3,841	(3,926)
OTC - 1 Year Interest Rate Swap (v)	6 Month EURIBOR	JPMorgan Chase Bank, NA	0.29	12/28/18	EUR	875	1,585	(1,542)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.94	1/29/19	USD	2,022	6,976	(6,998)
Put
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Deutsche Bank AG	3.18	11/30/18	USD	605	3,963	0
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	JPMorgan Chase Bank, NA	3.23	11/30/18	USD	605	3,781	0
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Citibank, NA	3.29	12/03/18	USD	265	3,617	(1)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Bank of America, NA	3.27	12/06/18	USD	610	3,721	(2)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	UBS AG	3.26	12/07/18	USD	610	3,462	(8)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Citibank, NA	3.32	12/10/18	USD	270	3,348	(38)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	JPMorgan Chase Bank, NA	3.30	12/10/18	USD	270	3,402	(76)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Citibank, NA	3.29	12/14/18	USD	265	3,286	(204)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Morgan Stanley Capital Services LLC	3.25	12/17/18	USD	260	3,354	(602)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Morgan Stanley Capital Services LLC	3.03	12/20/18	USD	1,120	3,842	(1,551)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Bank of America, NA	3.15	12/31/18	USD	250	2,950	(2,909)
OTC - 1 Year Interest Rate Swap (v)	3 Month LIBOR	Morgan Stanley Capital Services LLC	3.44	1/29/19	USD	2,022	6,976	(1,209)

							$80,792	$(62,994)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	3.13%	USD	6,138	$(425,499)	$(410,738)	$(14,761)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.40	USD	5	(333)	(355)	22
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.40	USD	3,470	(230,720)	(224,439)	(6,281)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.40	USD	3,690	(245,347)	(258,191)	12,844
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.40	USD	8,190	(544,551)	(354,689)	(189,862)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(5.00)	Quarterly	3.64	USD	1,470	(91,952)	(103,987)	12,035
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)	Quarterly	3.93	USD	22,530	(1,230,236)	(1,045,812)	(184,424)
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.02	EUR	1,914	(182,324)	(232,012)	49,688
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.02	EUR	5,920	(563,889)	(625,126)	61,237
Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.40	USD	5	332	380	(48)
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.93	USD	5,115	279,302	349,590	(70,288)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00%	Quarterly	0.57%	USD	84,550	$1,381,948	$1,423,237	$(41,289)
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.49	EUR	37,100	842,273	937,901	(95,628)
iTraxxx Xover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.28	EUR	4,436	438,891	475,306	(36,415)

						$(572,105)	$(68,935)	$(503,170)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00%	Quarterly	1.91%	USD	189	$(6,893)	$(6,473)	$(420)
Federative Republic of Brazil, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	1.91	USD	206	(7,513)	(7,055)	(458)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.95	USD	2,500	(622,722)	(449,406)	(173,316)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	5,800	(829,594)	(587,481)	(242,113)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.95	USD	2,500	(622,722)	(458,987)	(163,735)
Deutsche Bank AG
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	34	(4,072)	(4,117)	45

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00%	Quarterly	3.88%	USD	33	$(3,952)	$(4,033)	$81
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	68	(8,142)	(7,674)	(468)
HSBC Bank USA
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	34	(4,071)	(4,155)	84
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	85	(10,178)	(9,625)	(553)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	85	(10,178)	(9,728)	(450)
JPMorgan Chase Bank, NA
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	34	(4,071)	(4,155)	84
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	32	(3,831)	(3,898)	67
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	52	(6,227)	(6,335)	108
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	34	(4,071)	(3,938)	(133)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	78	(9,340)	(9,653)	313
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	7	(838)	(866)	28
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	157	(18,800)	(17,990)	(810)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00%	Quarterly	3.88%	USD	13	$(1,557)	$(1,490)	$(67)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	13	(1,556)	(1,479)	(77)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	156	(18,680)	(17,753)	(927)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	78	(9,340)	(8,869)	(471)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	6	(718)	(682)	(36)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	86	(10,298)	(9,812)	(486)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	86	(10,298)	(9,812)	(486)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	34	(4,071)	(3,917)	(154)
Morgan Stanley & Co. International PLC
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	86	(10,298)	(11,015)	717
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.88	USD	85	(10,178)	(9,695)	(483)
Morgan Stanley Capital Services LLC
Republic of South Africa, 5.500%, 3/09/20, 6/20/23*	1.00	Quarterly	2.18	USD	330	(15,429)	(8,175)	(7,254)

						$(2,269,638)	$(1,678,268)	$(591,370)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	45,900	7/31/21	2.230%	CPI	#	Maturity	$(464,002)
Bank of America, NA	USD	29,970	7/31/21	2.230%	CPI	#	Maturity	(302,966)

								$(766,968)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA iBoxx $ Liquid High Yield Index	553,000	LIBOR	Quarterly/Maturity	USD	553	12/20/18	$(9,335)
Bank of America, NA iBoxx $ Liquid High Yield Index	1,029,000	LIBOR	Quarterly/Maturity	USD	1,029	12/20/18	(17,241)
Barclays Bank PLC Barclays Capital US Inflation Linked Bonds 1 to 10 Year	139,500,000	LIBOR Plus 0.0002%	Annual	USD	139,500	2/01/19	207,440
BNP Paribas SA iBoxx $ Liquid High Yield Index	717,000	LIBOR	Quarterly/Maturity	USD	717	12/20/18	(12,014)
Citibank, NA
CGABROE2	183,100	LIBOR Plus 0.20%	Quarterly	USD	18,316	11/15/19	8,109
Credit Suisse International iBoxx $ Liquid High Yield Index	1,161,000	LIBOR	Quarterly/Maturity	USD	1,161	12/20/18	(20,290)
Goldman Sachs International
GSABLJHB(1)	9,888,965	LIBOR Plus 0.20%JPY	Quarterly	JPY	874,086	2/15/19	71,274
Goldman Sachs International
Russell 2000 Total Return Index	1,310	LIBOR	Quarterly	USD	9,927	5/15/19	51,192
JPMorgan Chase Bank, NA
JPQABACP(2)(3)	377,614	1.00%	Maturity	USD	35,476	6/17/19	(1,682,979)
Morgan Stanley Capital Services LLC
Bloomberg Agriculture Subindex	16,875	0.18%	Annual	USD	1,336	10/15/19	40,880
Morgan Stanley Capital Services LLC
Bloomberg Commodity Index	266,125	0.12%	Annual	USD	52,599	12/17/18	(1,786,479)
Pay Total Return on Reference Obligation
Citibank, NA
Russell 1000 Index Total Return	2,122	LIBOR Plus 0.24%	Quarterly	USD	18,335	11/15/19	23,451
Goldman Sachs International
GSABSJHB(4)	9,888,965	LIBOR Minus 0.20%JPY	Quarterly	JPY	892,974	2/15/19	(183,602)
Goldman Sachs International
S&P 500 Total Return Index	21,354	LIBOR Plus 0.13%	Quarterly	USD	115,620	5/15/19	(1,197,309)

							$(4,506,903)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	18	$1,650	$	– 0	–	$1,650
AUD/JPY 3/03/20*	12.75	Maturity	AUD	9	(2,706)	– 0	–	(2,706)
AUD/JPY 4/16/20*	12.25	Maturity	AUD	21	(2,465)	– 0	–	(2,465)
AUD/JPY 5/07/20*	12.22	Maturity	AUD	13	(1,140)	– 0	–	(1,140)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	4	(1,348)	– 0	–	(1,348)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	5	(1,439)	– 0	–	(1,439)
Sale Contracts
Bank of America, NA
SPDR S&P 500 ETF Trust 12/03/18*	29.00	Maturity	USD	1	– 0	–	– 0	–	– 0	–

$(7,448)	$	– 0	–	$(7,448)

*	Termination date

**	Principal amount less than 500.
***	Notional amount less than 500.
(a)	Non-income producing security.
(b)	llliquid security.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $48,135,199 or 6.7% of net assets.

(f)	Represents entire or partial securities out on loan.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Group LLC	4/26/17	$34,109		$19,279		0.00%
CHC Group LLC/CHC Finance Ltd. Series AI
Zero Coupon, 10/01/20	4/26/17	200,276		150,552		0.02%
Exide Technologies	4/26/17	2,165		935		0.00%
Exide Technologies/Old	4/26/17	1,094		473		0.00%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	4/26/17	– 0	–	– 0	–	0.00%

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.
(j)	Defaulted.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2018.
(l)	Defaulted matured security.

(m)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of November 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Aveta, Inc.
10.50%, 3/01/21	12/15/17	$	– 0	–	$	– 0	–	0.00%
Dominican Republic International Bond
16.00%, 7/10/20	6/02/17		580,347			542,345		0.08%
Exide Technologies
7.00%, 4/30/25	6/05/18		146,437			129,763		0.02%
Exide Technologies
11.00%, 4/30/22	6/01/18		74,904			69,038		0.01%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	4/26/17		7,940			806		0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	4/26/17		13,234			3,303		0.00%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	4/26/17		15			1		0.00%
Texas Competitive/TCEH
11.50%, 10/01/20	4/26/17		– 0	–		– 0	–	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	4/26/17		1,486			326		0.00%
Vantage Drilling International
10.00%, 12/31/20	4/26/17		2,087			2,123		0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	4/26/17		33,435			26,746		0.00%

(n)	Convertible security.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2018.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at November 30, 2018.
(s)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(t)	The rate shown represents the 7-day yield as of period end.
(u)

As of November 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $57,714,685 and gross unrealized depreciation of investments was $(59,780,750), resulting in net unrealized depreciation of $(2,066,065).

(v)	One contract relates to 1 share.

Currency Abbreviation:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARLLMONP	-	Argentina Blended Policy Rate
BBA	-	British Bankers Association
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
IDR	-	Industrial Development Revenue Bond
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABLJHB as of November 30, 2018.

Security Description	Shares	Notional Amount as of 11/30/18		Percent of Basket’s Value
Sumitomo Dainippon Pharma Co. Ltd	5,634	JPY	20,846,996	2.4%
FamilyMart UNY Holdings Co. Ltd	1,122		18,072,239	2.1%
Eisai Co. Ltd	1,439		14,987,288	1.7%
Kikkoman Corp.	2,183		14,448,544	1.6%
Fast Retailing Co. Ltd	215		12,689,286	1.4%
Suzuken Co. Ltd/Aichi Japan	1,935		11,824,592	1.3%
Taiyo Nippon Sanso Corp.	5,971		11,415,615	1.3%
Showa Shell Sekiyu KK	6,461		11,365,013	1.3%
NTT Urban Development Corp.	6,759		11,347,653	1.3%
Marui Group Co. Ltd	4,528		11,079,448	1.3%
Sony Financial Holdings, Inc.	4,630		11,019,634	1.3%
Medipal Holdings Corp.	4,230		10,997,563	1.2%
TIS, Inc.	2,036		10,670,581	1.2%

Security Description	Shares	Notional Amount as of 11/30/18		Percent of Basket’s Value
Alfresa Holdings Corp.	3,521	JPY	10,633,177	1.2%
Nichirei Corp.	3,291		10,547,325	1.2%
Shiseido Co. Ltd	1,392		10,056,272	1.1%
Dai Nippon Printing Co. Ltd	3,772		9,904,343	1.1%
Tokyo Gas Co. Ltd	3,367		9,844,873	1.1%
Sumitomo Realty & Development	2,333		9,818,985	1.1%
Sompo Holdings, Inc.	2,216		9,719,528	1.1%
Trend Micro, Inc./Japan	1,488		9,684,032	1.1%
Kyowa Hakko Kirin Co. Ltd	4,102		9,544,835	1.1%
Mitsui Fudosan Co. Ltd	3,512		9,535,218	1.1%
SBI Holdings, Inc./Japan	3,627		9,343,305	1.1%
Hitachi Capital Corp.	3,260		9,145,568	1.0%
Toyota Tsusho Corp.	2,330		9,132,739	1.0%
Electric Power Development Co.	3,075		8,984,700	1.0%
Konica Minolta, Inc.	8,749		8,941,079	1.0%
Yokogawa Electric Corp.	4,265		8,895,985	1.0%
Casio Computer Co. Ltd	5,608		8,877,435	1.0%
Isetan Mitsukoshi Holdings Ltd	6,717		8,819,384	1.0%
Mitsubishi Estate Co. Ltd	4,775		8,695,448	1.0%
Sanwa Holdings Corp.	6,299		8,680,472	1.0%
Nippon Express Co. Ltd	1,266		8,656,699	1.0%
Iida Group Holdings Co. Ltd	4,311		8,634,475	1.0%
Fukuoka Financial Group, Inc.	3,329		8,620,026	1.0%
Kirin Holdings Co. Ltd	3,234		8,617,295	1.0%
Dai-ichi Life Holdings, Inc.	4,354		8,612,651	1.0%
Nippon Electric Glass Co. Ltd	2,805		8,554,016	1.0%
Idemitsu Kosan Co. Ltd	2,059		8,505,115	1.0%
Yokohama Rubber Co. Ltd/The	3,554		8,443,997	1.0%
TDK Corp.	943		8,438,448	1.0%
T&D Holdings, Inc.	5,182		8,358,237	0.9%
SoftBank Group Corp.	872		8,310,343	0.9%
Seino Holdings Co. Ltd	4,928		8,303,814	0.9%
Bank of Kyoto Ltd/The	1,513		8,261,577	0.9%
Konami Holdings Corp.	1,625		8,253,918	0.9%
Asics Corp.	5,006		8,189,021	0.9%
Oji Holdings Corp.	12,239		8,126,558	0.9%
Isuzu Motors Ltd	5,023		8,117,032	0.9%
Other	83,340		378,336,619	42.9%

(2) The following table represents the 50 largest (long/short) basket holdings underlying the total return swap with JPQABACP as of November 30, 2018.

Security Description	Shares	Notional Amount as of 11/30/18	Percent of Basket’s Value
AC World Index	(17,893)	$(30,078,832)	(105.4)%
Royal Dutch Shell PLC	1,311	4,006,765	14.0%
Chevron Corp.	15,110	1,798,055	6.3%
Exxon Mobil Corp.	21,782	1,742,551	6.1%
BP PLC	2,563	1,700,751	6.0%
Total SA	30,528	1,693,710	5.9%
EOG Resources, Inc.	12,994	1,338,395	4.7%
PetroChina Co. Ltd	1,556,557	994,510	3.5%
Glencore PLC	2,543	940,778	3.3%
Repsol SA	51,006	866,275	3.0%
Anadarko Petroleum Corp.	13,890	736,185	2.6%
Mosaic Co/The	18,704	673,338	2.4%
Vale SA	46,842	655,794	2.3%
AgniCo. Eagle Mines Ltd	18,345	648,732	2.3%

Security Description	Shares	Notional Amount as of 11/30/18	Percent of Basket’s Value
Alcoa Corp.	19,839	$634,835	2.2%
Boliden AB	25,651	574,955	2.0%
Halliburton Co.	17,259	535,043	1.9%
LUKOIL PJSC	6,682	494,461	1.7%
JXTG Holdings, Inc.	68,590	414,377	1.5%
Continental Resources, Inc./OK	9,006	414,288	1.5%
First Quantum Minerals Ltd	45,675	412,388	1.4%
Motor Oil Hellas Corinth Refin	18,206	412,269	1.4%
C&J Energy Services, Inc.	22,722	386,274	1.4%
Antofagasta PLC	372	380,075	1.3%
MMC Norilsk Nickel PJSC	17,684	336,003	1.2%
Rio Tinto PLC	72	325,729	1.1%
SM Energy Co.	16,255	325,091	1.1%
Yamato Kogyo Co. Ltd	11,391	297,732	1.0%
Tupras Turkiye Petrol Rafineri	11,909	283,589	1.0%
S-Oil Corp.	280,718	280,718	1.0%
Concho Resources, Inc.	2,137	277,805	1.0%
Origin Energy Ltd	62,770	275,029	1.0%
Aker BP ASA	9,657	273,874	1.0%
Norsk Hydro ASA	57,240	266,130	0.9%
Newcrest Mining Ltd	14,897	228,456	0.8%
Lundin Mining Corp.	49,272	222,431	0.8%
Johnson Matthey PLC	59	220,591	0.8%
Inpex Corp.	20,109	213,395	0.7%
Sumitomo Metal Mining Co. Ltd	6,900	200,846	0.7%
Sasol Ltd	68	200,494	0.7%
Whiting Petroleum Corp.	6,437	193,122	0.7%
Polyus PJSC	4,601	165,649	0.6%
Syrah Resources Ltd	99,307	145,039	0.5%
Incitec Pivot Ltd	48,722	142,316	0.5%
OZ Minerals Ltd	21,352	140,328	0.5%
Detour Gold Corp.	18,592	139,886	0.5%
Cosan SA	15,288	134,148	0.5%
Gran Tierra Energy, Inc.	44,356	133,492	0.5%
Petroleo Brasileiro SA	9,895	128,629	0.5%
APERAM SA	4,375	123,835	0.4%
Other	130,202	702,714	3.5%

(3) The following table represents the 50 largest (long/short) basket holdings underlying the total return swap with JPQABACP as of November 30, 2018.

Security Description	Shares	Notional Amount as of 11/30/18	Percent of Basket’s Value
AC World Index	(3,294)	$(5,537,827)	(105.4)%
Royal Dutch Shell PLC	241	737,687	14.0%
Chevron Corp.	2,782	331,041	6.3%
Exxon Mobil Corp.	4,010	320,822	6.1%
BP PLC	472	313,126	6.0%
Total SA	5,621	311,830	5.9%
EOG Resources, Inc.	2,392	246,413	4.7%
PetroChina Co. Ltd	286,578	183,100	3.5%
Glencore PLC	468	173,207	3.3%
Repsol SA	9,391	159,490	3.0%

Security Description	Shares	Notional Amount as of 11/30/18	Percent of Basket’s Value
Anadarko Petroleum Corp.	2,557	$135,539	2.6%
Mosaic Co./The	3,444	123,969	2.4%
Vale SA	8,624	120,738	2.3%
AgniCo Eagle Mines Ltd	3,378	119,438	2.3%
Alcoa Corp	3,652	116,880	2.2%
Boliden AB	4,723	105,855	2.0%
Halliburton Co.	3,178	98,507	1.9%
LUKOIL PJSC	1,230	91,035	1.7%
JXTG Holdings, Inc.	12,628	76,291	1.5%
Continental Resources, Inc./OK	1,658	76,275	1.5%
First Quantum Minerals Ltd	8,409	75,925	1.4%
Motor Oil Hellas Corinth Refin	3,352	75,903	1.4%
C&J Energy Services, Inc.	4,183	71,117	1.4%
Antofagasta PLC	69	69,976	1.3%
MMC Norilsk Nickel PJSC	3,256	61,862	1.2%
Rio Tinto PLC	13	59,970	1.1%
SM Energy Co.	2,993	59,853	1.1%
Yamato Kogyo Co. Ltd	2,097	54,816	1.0%
Tupras Turkiye Petrol Rafineri	2,193	52,212	1.0%
S-Oil Corp.	51,683	51,683	1.0%
Concho Resources, Inc.	393	51,147	1.0%
Origin Energy Ltd	11,557	50,636	1.0%
Aker BP ASA	1,778	50,423	1.0%
Norsk Hydro ASA	10,538	48,997	0.9%
Newcrest Mining Ltd	2,743	42,061	0.8%
Lundin Mining Corp.	9,072	40,952	0.8%
Johnson Matthey PLC	11	40,613	0.8%
Inpex Corp.	3,702	39,288	0.7%
Sumitomo Metal Mining Co. Ltd	1,270	36,978	0.7%
Sasol Ltd	13	36,913	0.7%
Whiting Petroleum Corp.	1,185	35,556	0.7%
Polyus PJSC	847	30,498	0.6%
Syrah Resources Ltd	18,284	26,703	0.5%
Incitec Pivot Ltd	8,970	26,202	0.5%
OZ Minerals Ltd	3,931	25,836	0.5%
Detour Gold Corp.	3,423	25,754	0.5%
Cosan SA	2,815	24,698	0.5%
Gran Tierra Energy, Inc.	8,166	24,577	0.5%
Petroleo Brasileiro SA	1,822	23,682	0.5%
APERAM SA	805	22,799	0.4%
Other	23,973	129,377	3.5%
(4) The following table represents the 50 largest (short) equity basket holdings underlying the total return swap with GSABSJHB as of November 30, 2018.

Security Description	Shares	Notional Amount as of 11/30/18		Percent of Basket’s Value
Keihan Holdings Co. Ltd	(2,927)	JPY	(13,873,510)	(1.5)%
Nissan Chemical Corp.	(2,227)		(13,717,645)	(1.5)%
Asahi Intecc Co. Ltd	(2,490)		(13,247,712)	(1.5)%
Bandai NamCo. Holdings, Inc.	(2,718)		(12,966,821)	(1.4)%
Kyushu Railway Co.	(2,950)		(11,061,009)	(1.2)%
Astellas Pharma, Inc.	(6,283)		(10,957,166)	(1.2)%
Park24 Co. Ltd	(3,530)		(10,818,501)	(1.2)%

Security Description	Shares	Notional Amount as of 11/30/18		Percent of Basket’s Value
Oriental Land Co. Ltd/Japan	(924)	JPY	(10,436,724)	(1.1)%
Ezaki GliCo. Co. Ltd	(1,884)		(10,416,923)	(1.1)%
Marubeni Corp.	(12,129)		(10,285,558)	(1.1)%
Japan Post Insurance Co. Ltd	(3,579)		(10,253,321)	(1.1)%
McDonald’s Holdings Co. Japan Ltd	(2,013)		(10,247,199)	(1.1)%
Otsuka Holdings Co. Ltd	(1,813)		(10,036,768)	(1.1)%
Azbil Corp.	(4,087)		(10,013,386)	(1.1)%
West Japan Railway Co.	(1,212)		(9,588,439)	(1.1)%
KDDI Corp.	(3,581)		(9,539,200)	(1.0)%
MEIJI Holdings Co. Ltd	(1,053)		(9,399,661)	(1.0)%
Fuji Media Holdings, Inc.	(5,296)		(9,369,498)	(1.0)%
NTT DOCOMO, Inc.	(3,508)		(9,217,979)	(1.0)%
Tobu Railway Co. Ltd	(2,747)		(8,928,690)	(1.0)%
Japan Post Bank Co. Ltd	(6,694)		(8,876,510)	(1.0)%
Makita Corp.	(1,984)		(8,838,196)	(1.0)%
Yamaguchi Financial Group, Inc.	(7,502)		(8,822,245)	(1.0)%
Hoshizaki Corp.	(1,000)		(8,812,634)	(1.0)%
Rakuten, Inc.	(9,532)		(8,712,457)	(1.0)%
Japan Airlines Co. Ltd	(2,125)		(8,697,865)	(1.0)%
Nippon Telegraph & Telephone Corp.	(1,855)		(8,682,970)	(1.0)%
SCSK Corp.	(1,910)		(8,606,367)	(0.9)%
Nissan Motor Co. Ltd	(8,611)		(8,559,522)	(0.9)%
Seria Co. Ltd	(1,771)		(8,546,946)	(0.9)%
Ono Pharmaceutical Co. Ltd	(3,053)		(8,384,112)	(0.9)%
ANA Holdings, Inc.	(2,069)		(8,379,649)	(0.9)%
Aozora Bank Ltd	(2,223)		(8,290,063)	(0.9)%
Toray Industries, Inc.	(9,123)		(8,119,799)	(0.9)%
Rinnai Corp.	(991)		(8,069,286)	(0.9)%
Nitori Holdings Co. Ltd	(526)		(7,991,453)	(0.9)%
Zenkoku Hosho Co. Ltd	(2,042)		(7,922,284)	(0.9)%
Teijin Ltd	(4,023)		(7,884,377)	(0.9)%
Ryohin Keikaku Co. Ltd	(257)		(7,844,097)	(0.9)%
Daito Trust Construction Co. Ltd	(529)		(7,837,877)	(0.9)%
Canon, Inc.	(2,403)		(7,737,319)	(0.8)%
Japan TobacCo., Inc.	(2,734)		(7,720,630)	(0.8)%
Aeon Co. Ltd	(2,725)		(7,414,432)	(0.8)%
Nihon M&A Center, Inc.	(2,737)		(7,246,128)	(0.8)%
Sundrug Co. Ltd	(1,887)		(7,227,653)	(0.8)%
Kansai Paint Co. Ltd	(3,364)		(7,155,899)	(0.8)%
Shimamura Co. Ltd	(740)		(7,136,590)	(0.8)%
Miura Co. Ltd	(2,278)		(6,889,548)	(0.8)%
Nintendo Co. Ltd	(196)		(6,775,740)	(0.7)%
Takeda Pharmaceutical Co. Ltd	(1,591)		(6,768,105)	(0.7)%
Other	(166,837)		(456,842,766)	(50.1)%

AB All Market Total Return Portfolio

November 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$61,851,706		$9,727,802		$	– 0	– (a)	$71,579,508
Health Care	50,224,230		8,650,535			– 0	–	58,874,765
Financials	29,951,652		21,781,442			– 0	–	51,733,094
Consumer Discretionary	43,489,596		6,795,513			– 0	–	50,285,109
Industrials	26417329		9306229			1,408		35,724,966
Communication Services	20,141,797		12,257,745			– 0	–	32,399,542
Consumer Staples	11,301,767		11,979,121			67,436		23,348,324
Energy	4,857,252		7,206,061			93,066	(a)	12,156,379
Materials	5,079,234		4,901,701			3,978		9,984,913
Real Estate	4,124,198		1,610,843			– 0	–	5,735,041
Utilities	1,612,941		2,608,794			– 0	–	4,221,735
Investment Companies	181,873,046		– 0	–		– 0	–	181,873,046
Corporates - Non-Investment Grade	– 0	–	48,017,102			387,922	(a)	48,405,024
Inflation-Linked Securities	– 0	–	12,658,144			– 0	–	12,658,144
Governments - Treasuries	– 0	–	12,352,215			– 0	–	12,352,215
Corporates - Investment Grade	– 0	–	9,539,927			– 0	– (a)	9,539,927
Collateralized Mortgage Obligations	– 0	–	7,336,367			239,212		7,575,579
Emerging Markets - Sovereigns	– 0	–	7,166,209			– 0	–	7,166,209
Emerging Markets - Corporate Bonds	– 0	–	6,593,961			52,858		6,646,819
Emerging Markets - Treasuries	– 0	–	4,713,533			– 0	–	4,713,533
Bank Loans	– 0	–	2,874,749			454,889		3,329,638
Options Purchased - Calls	– 0	–	1,399,446			– 0	–	1,399,446
Asset-Backed Securities	– 0	–	120,945			830,608		951,553
Commercial Mortgage-Backed Securities	– 0	–	– 0	–		747,043		747,043
Collateralized Loan Obligations	– 0	–	– 0	–		548,540		548,540
Options Purchased - Puts	– 0	–	262,256			– 0	–	262,256
Local Governments - Regional Bonds	– 0	–	260,952			– 0	–	260,952
Local Governments - US Municipal Bonds	– 0	–	223,839			– 0	–	223,839
Preferred Stocks	50,093		7,833			– 0	– (a)	57,926
Quasi-Sovereigns	– 0	–	37,682			– 0	–	37,682
Warrants	21,651		– 0	–		8,857		30,508
Mortgage Pass-Throughs	– 0	–	179			– 0	–	179
Short-Term Investments:
Governments - Treasuries	– 0	–	37,374,898			– 0	–	37,374,898
Investment Companies	18,224,753		– 0	–		– 0	–	18,224,753
U.S. Treasury Bills	– 0	–	9,961,542			– 0	–	9,961,542
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,703,922		– 0	–		– 0	–	4,703,922

Total Investments in Securities	463,925,167		257,727,565			3,435,817		725,088,549
Other Financial Instruments (b):
Assets:
Futures	1,710,713		1,844			– 0	–	1,712,557
Forward Currency Exchange Contracts	– 0	–	5,563,326			– 0	–	5,563,326
Centrally Cleared Credit Default Swaps	– 0	–	2,942,746			– 0	–	2,942,746
Total Return Swaps	– 0	–	402,346			– 0	–	402,346
Variance Swaps	– 0	–	1,650			– 0	–	1,650
Liabilities:
Futures	(3,865,493)		(128,091)			– 0	–	(3,993,584)
Forward Currency Exchange Contracts	– 0	–	(4,471,056)			– 0	–	(4,471,056)
Call Options Written	– 0	–	(1,355,460)			– 0	–	(1,355,460)
Put Options Written	– 0	–	(389,737)			– 0	–	(389,737)
Currency Options Written	– 0	–	(152,994)			– 0	–	(152,994)
Credit Default Swaptions Written	– 0	–	(3,267)			– 0	–	(3,267)
Interest Rate Swaptions	– 0	–	(62,994)			– 0	–	(62,994)
Centrally Cleared Credit Default Swaps	– 0	–	(3,514,851)			– 0	–	(3,514,851)
Credit Default Swaps	– 0	–	(2,269,638)			– 0	–	(2,269,638)
Inflation (CPI) Swaps	– 0	–	(766,968)			– 0	–	(766,968)
Total Return Swaps	– 0	–	(4,909,249)			– 0	–	(4,909,249)
Variance Swaps	– 0	–	(9,098)			– 0	–	(9,098)

Total (c)	$461,770,387		$248,606,074			$3,435,817		$713,812,278

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (a)		Corporates - Non- Investment Grade (a)		Corporates - Investment Grade (a)
Balance as of 8/31/18	$115,925		$398,204		$	– 0	–
Accrued discounts/(premiums)	– 0	–	551			– 0	–
Realized gain (loss)	– 0	–	383			– 0	–
Change in unrealized appreciation/depreciation	(1,037)		(103,448)			– 0	–
Purchases/Payups	– 0	–	– 0	–		– 0	–
Sales/Paydowns	– 0	–	(8,454)			– 0	–
Transfers in to Level 3	51,000		100,686			– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 11/30/18	$165,888		$387,922		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18	$(1,037)		$(103,448)		$	– 0	–

	Collateralized Mortgage Obligations		Emerging Markets - Corporate Bonds		Bank Loans
Balance as of 8/31/18	$89,411		$53,398			$378,526
Accrued discounts/(premiums)	79		824			268
Realized gain (loss)	– 0	–	564			2
Change in unrealized appreciation/depreciation	(278)		(1,138)			(4,776)
Purchases/Payups	150,000		– 0	–		255,188
Sales/Paydowns	– 0	–	(790)			(540)
Transfers in to Level 3	– 0	–	– 0	–		148,383
Transfers out of Level 3	– 0	–	– 0	–		(322,162)

Balance as of 11/30/18	$239,212		$52,858			$454,889

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18	$(278)		$(1,138)			$(4,776)

	Asset-Backed Securities			Commercial Mortgage-Backed Securities		Collateralized Loan Obligations
Balance as of 8/31/18		$917,472		$779,178		$736,867
Accrued discounts/(premiums)		468		91		103
Realized gain (loss)		886		196		4,912
Change in unrealized appreciation/depreciation		(9,150)		(4,091)		(15,748)
Purchases/Payups		– 0	–	– 0	–	– 0	–
Sales/Paydowns		(79,068)		(28,331)		(177,594)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 11/30/18		$830,608		$747,043		$548,540

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18		$(10,090)		$(3,895)		$(10,730)

	Preferred Stocks (a)			Warrants		Total
Balance as of 8/31/18	$	– 0	–	$8,723		$3,477,704
Accrued discounts/(premiums)		– 0	–	– 0	–	2,384
Realized gain (loss)		– 0	–	– 0	–	6,943
Change in unrealized appreciation/depreciation		– 0	–	134		(139,532)
Purchases/Payups		– 0	–	– 0	–	405,188
Sales/Paydowns		– 0	–	– 0	–	(294,777)
Transfers in to Level 3		– 0	–	– 0	–	300,069
Transfers out of Level 3		– 0	–	– 0	–	(322,162)

Balance as of 11/30/18	$	– 0	–	$8,857		$3,435,817	(b)

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18	$	– 0	–	$134		$(135,258)

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2018 is as follows:

														Distributions
Affiliated Issuer	Market Value 8/31/18 (000)	Purchases at Cost (000)			Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 11/30/18 (000)	Dividend Income (000)			Realized Gains (000)
AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio	$125,226	$	– 0	–	$	– 0	–	$	– 0	–	$(4,847)		$120,379	$	– 0	–	$	– 0	–
Government Money Market Portfolio	56,112		57,582			95,469			– 0	–	– 0	–	18,225		– 0	–		98
Government Money Market Portfolio*	8,545		11,017			14,858			– 0	–	– 0	–	4,704		38			– 0	–

Total	$189,883		$68,599			$110,327		$	– 0	–	$(4,847)		$143,308		$38			$98

*	Investments of cash collateral for securities lending transactions

AB Conservative Wealth Strategy

Portfolio of Investments

November 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 34.3%
Information Technology - 6.9%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,775	$84,969
F5 Networks, Inc. (a)	497	85,469
Juniper Networks, Inc.	2,980	85,556
Telefonaktiebolaget LM Ericsson-Class B	5,832	48,948

		304,942

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	10,747	945,091
Avnet, Inc.	2,120	92,899
IPG Photonics Corp. (a)	907	128,930

		1,166,920

IT Services - 2.4%
Alliance Data Systems Corp.	420	84,151
Amadeus IT Group SA-Class A	2,933	210,502
Amdocs Ltd.	1,287	83,539
Booz Allen Hamilton Holding Corp.	5,326	273,277
Capgemini SE	1,645	192,072
CGI Group, Inc.-Class A (a)	640	40,944
Cognizant Technology Solutions Corp.-Class A	5,492	391,195
Fidelity National Information Services, Inc.	2,700	291,465
Mastercard, Inc.-Class A	7,390	1,485,908
Otsuka Corp.	4,800	162,201
Paychex, Inc.	4,890	346,016
Total System Services, Inc.	2,480	216,678
Visa, Inc.-Class A	4,982	705,999

		4,483,947

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	9,461	466,522
NXP Semiconductors NV	1,410	117,552
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	3,730	140,210
Texas Instruments, Inc.	2,132	212,880

		937,164

Software - 2.4%
Adobe, Inc. (a)	467	117,166
Check Point Software Technologies Ltd. (a)	2,290	256,045
Citrix Systems, Inc. (a)	860	93,714
Constellation Software, Inc./Canada	245	168,036
Dell Technologies, Inc.-Class V (a)	960	101,261
Fortinet, Inc. (a)	907	66,973
Intuit, Inc.	468	100,400
Microsoft Corp.	23,039	2,554,794
Nice Ltd. (a)	3,435	398,448
Oracle Corp.	6,486	316,257
Oracle Corp. Japan	3,300	214,540
SAP SE	1,296	134,235
Trend Micro, Inc./Japan	600	34,476

		4,556,345

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	6,283	$1,122,018
Samsung Electronics Co., Ltd.	9,418	352,903

		1,474,921

		12,924,239

Health Care - 5.7%
Biotechnology - 1.0%
AbbVie, Inc.	1,073	101,152
Amgen, Inc.	486	101,209
Biogen, Inc. (a)	154	51,393
Celgene Corp. (a)	10,447	754,482
CSL Ltd.	318	41,457
Gilead Sciences, Inc.	10,452	751,917
Grifols SA	1,557	43,792
United Therapeutics Corp. (a)	510	60,231

		1,905,633

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	21,015	1,556,161
Baxter International, Inc.	1,490	102,139
Coloplast A/S-Class B	520	49,647
Medtronic PLC	1,330	129,715
ResMed, Inc.	30	3,354
West Pharmaceutical Services, Inc.	5,213	571,136

		2,412,152

Health Care Providers & Services - 1.0%
Anthem, Inc.	4,144	1,202,050
Centene Corp. (a)	190	27,028
CVS Health Corp.	2,690	215,738
Humana, Inc.	309	101,806
Sinopharm Group Co., Ltd.-Class H	4,000	19,735
UnitedHealth Group, Inc.	1,020	286,987
WellCare Health Plans, Inc. (a)	310	79,013

		1,932,357

Life Sciences Tools & Services - 0.5%
IQVIA Holdings, Inc. (a)	7,788	974,045

Pharmaceuticals - 1.9%
Astellas Pharma, Inc.	8,900	137,147
Bausch Health Cos., Inc. (a)	1,680	40,829
Bristol-Myers Squibb Co.	2,640	141,134
Eli Lilly & Co.	268	31,796
GlaxoSmithKline PLC	7,140	148,012
H Lundbeck A/S	2,300	94,538
Johnson & Johnson	912	133,973
Merck & Co., Inc.	4,368	346,557
Novo Nordisk A/S-Class B	5,241	243,766
Pfizer, Inc.	9,477	438,122
Roche Holding AG	2,654	688,936
Sanofi	1,100	99,726

Company	Shares	U.S. $ Value
Zoetis, Inc.	9,757	$915,890

		3,460,426

		10,684,613

Financials - 5.0%
Banks - 1.9%
Banco do Brasil SA	1,700	19,641
Bank Leumi Le-Israel BM	3,520	23,164
Bank of America Corp.	185	5,254
Bank of Communications Co., Ltd.-Class A	7,300	6,175
China CITIC Bank Corp., Ltd.	22,000	18,041
China Minsheng Banking Corp., Ltd.	20,400	17,984
Chongqing Rural Commercial Bank Co., Ltd.-Class H	34,000	19,955
Citigroup, Inc.	4,765	308,724
Comerica, Inc.	580	45,924
CTBC Financial Holding Co., Ltd.	29,000	19,319
DBS Group Holdings Ltd.	24,200	432,158
DNB ASA	7,645	131,342
Hang Seng Bank Ltd.	4,300	99,581
Industrial Bank of Korea	1,347	17,843
JPMorgan Chase & Co.	1,155	128,424
Jyske Bank A/S	11,340	445,527
Mitsubishi UFJ Financial Group, Inc.	20,300	111,070
PNC Financial Services Group, Inc. (The)	680	92,330
Royal Bank of Canada	3,490	255,896
Seven Bank Ltd.	30,900	95,956
Svenska Handelsbanken AB-Class A	4,530	49,949
Swedbank AB-Class A	2,210	51,412
Toronto-Dominion Bank (The)	5,368	297,197
Wells Fargo & Co.	14,131	767,031
Westpac Banking Corp.	4,460	84,942

		3,544,839

Capital Markets - 1.8%
BlackRock, Inc.-Class A	390	166,924
Charles Schwab Corp. (The)	29,200	1,308,160
China Cinda Asset Management Co., Ltd.-Class H	77,000	20,735
China Huarong Asset Management Co., Ltd. (b)	104,000	21,470
Intercontinental Exchange, Inc.	2,510	205,117
Julius Baer Group Ltd. (a)	13,325	537,462
London Stock Exchange Group PLC	2,529	130,340
Moody’s Corp.	1,550	246,559
Morgan Stanley	1,903	84,474
Partners Group Holding AG	209	137,379
S&P Global, Inc.	610	111,545
Singapore Exchange Ltd.	80,900	433,246
Yuanta Financial Holding Co., Ltd.	48,000	24,549

		3,427,960

Consumer Finance - 0.1%
Ally Financial, Inc.	3,380	90,179
Discover Financial Services	184	13,119

		103,298

Company	Shares	U.S. $ Value
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.-Class B (a)	105	$22,915
Chailease Holding Co., Ltd.	7,000	21,988
Cielo SA	61,000	150,158
Fubon Financial Holding Co., Ltd.	12,000	19,072
Pargesa Holding SA	1,510	104,686
Voya Financial, Inc.	1,950	87,652

		406,471

Insurance - 1.0%
Admiral Group PLC	3,600	95,800
Aflac, Inc.	550	25,157
Arthur J Gallagher & Co.	3,350	258,184
China Life Insurance Co., Ltd./Taiwan	20,000	19,020
CNP Assurances	2,120	48,568
Direct Line Insurance Group PLC	16,230	68,003
Everest Re Group Ltd.	420	93,274
Fidelity National Financial, Inc.	9,700	325,920
Hyundai Marine & Fire Insurance Co., Ltd.	510	18,215
Japan Post Holdings Co., Ltd.	3,000	36,529
Lincoln National Corp.	1,460	91,936
Marsh & McLennan Cos., Inc.	1,140	101,118
NN Group NV	5,170	220,510
People’s Insurance Co. Group of China Ltd. (The)-Class H	46,000	19,938
Progressive Corp. (The)	1,382	91,613
Prudential Financial, Inc.	1,022	95,823
Reinsurance Group of America, Inc.-Class A	600	89,628
Shin Kong Financial Holding Co., Ltd.	58,000	19,775
Swiss Re AG	1,460	133,561

		1,852,572

		9,335,140

Consumer Discretionary - 4.8%
Auto Components - 0.4%
Aptiv PLC	11,340	815,346

Diversified Consumer Services - 0.6%
H&R Block, Inc.	3,230	87,242
Service Corp. International/US	16,674	770,339
Sotheby’s (a)	5,352	214,027

		1,071,608

Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd.	10,990	191,036
Compass Group PLC	13,708	293,968
Flight Centre Travel Group Ltd.	774	27,733
Las Vegas Sands Corp.	4,860	267,008
McDonald’s Corp.	1,040	196,050
Starbucks Corp.	20,253	1,351,281

		2,327,076

Household Durables - 0.1%
Auto Trader Group PLC (b)	18,120	101,536
Toll Brothers, Inc.	840	27,695

		129,231

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (a)	128	$216,342
Booking Holdings, Inc. (a)	582	1,101,074

		1,317,416

Leisure Products - 0.1%
Amer Sports Oyj (a)	2,410	90,403
Sankyo Co., Ltd.	900	36,051

		126,454

Multiline Retail - 0.1%
Dollar General Corp.	1,230	136,518
Next PLC	950	59,318

		195,836

Specialty Retail - 1.3%
AutoZone, Inc. (a)	294	237,867
Best Buy Co., Inc.	1,270	82,029
Hennes & Mauritz AB-Class B	2,830	52,157
Home Depot, Inc. (The)	1,826	329,264
Ross Stores, Inc.	3,590	314,484
TJX Cos., Inc. (The)	6,632	323,973
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,766	1,121,477

		2,461,251

Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd. (a)	1,560	68,250
Moncler SpA	880	28,824
Pandora A/S	760	41,052
Samsonite International SA (a)(b)	112,800	341,697

		479,823

		8,924,041

Industrials - 3.5%
Aerospace & Defense - 0.6%
Arconic, Inc.	2,730	58,641
BAE Systems PLC	17,400	109,383
Boeing Co. (The)	1,231	426,861
Harris Corp.	540	77,193
Huntington Ingalls Industries, Inc.	400	86,200
Raytheon Co.	1,907	334,373

		1,092,651

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	1,011	93,346

Airlines - 0.1%
Qantas Airways Ltd.	37,653	164,599

Building Products - 0.5%
Allegion PLC	10,581	969,114

Commercial Services & Supplies - 0.3%
Republic Services, Inc.-Class A	1,160	89,714
Secom Co., Ltd.	5,300	448,838

Company	Shares	U.S. $ Value
Toppan Printing Co., Ltd.	2,200	$35,430

		573,982

Construction & Engineering - 0.0%
China State Construction Engineering Corp., Ltd.	24,000	20,028

Electrical Equipment - 0.0%
Emerson Electric Co.	150	10,128

Industrial Conglomerates - 0.0%
CITIC Ltd.	14,000	22,537

Machinery - 0.6%
Dover Corp.	6,930	588,288
Kone Oyj-Class B	5,870	291,168
Mitsubishi Heavy Industries Ltd.	1,000	38,066
Pentair PLC	2,134	91,122
Stanley Black & Decker, Inc.	1,086	142,103

		1,150,747

Professional Services - 1.0%
Experian PLC	5,650	137,834
RELX PLC (a)	28,071	584,419
Verisk Analytics, Inc.-Class A (a)	8,010	987,793
Wolters Kluwer NV	3,280	198,296

		1,908,342

Road & Rail - 0.2%
ALD SA (b)	8,602	113,354
Central Japan Railway Co.	200	41,182
ComfortDelGro Corp., Ltd.	11,800	18,124
CSX Corp.	1,460	106,040
DSV A/S	128	9,803

		288,503

Transportation Infrastructure - 0.1%
Flughafen Zurich AG	910	148,943

		6,442,920

Communication Services - 3.1%
Diversified Telecommunication Services - 0.5%
China Communications Services Corp., Ltd.-Class H	20,000	16,751
HKT Trust & HKT Ltd.-Class SS	244,000	353,432
Nippon Telegraph & Telephone Corp.	6,700	276,382
Telenor ASA	860	16,682
Verizon Communications, Inc.	2,670	161,001

		824,248

Entertainment - 0.1%
Daiichikosho Co., Ltd.	1,800	82,338
Live Nation Entertainment, Inc. (a)	1,630	90,758

		173,096

Interactive Media & Services - 1.5%
Alphabet, Inc.-Class A (a)	101	112,075
Alphabet, Inc.-Class C (a)	1,732	1,895,552

Company	Shares	U.S. $ Value
Facebook, Inc.-Class A (a)	5,860	$823,975

		2,831,602

Media - 0.5%
Comcast Corp.-Class A	5,837	227,701
Interpublic Group of Cos., Inc. (The)	3,750	88,125
Naspers Ltd.-Class N	2,360	470,473
Omnicom Group, Inc.	1,350	103,910
Sirius XM Holdings, Inc. (c)	13,083	81,507

		971,716

Wireless Telecommunication Services - 0.5%
China Mobile Ltd.	22,500	224,285
DiGi.Com Bhd	18,400	18,674
Globe Telecom, Inc.	480	18,039
KDDI Corp.	18,600	437,039
SoftBank Group Corp.	3,600	303,911

		1,001,948

		5,802,610

Consumer Staples - 2.3%
Beverages - 0.4%
Ambev SA	24,900	109,068
Diageo PLC	3,898	140,770
PepsiCo, Inc.	2,121	258,635
Wuliangye Yibin Co., Ltd.-Class A	15,200	115,555

		624,028

Food & Staples Retailing - 0.5%
Dairy Farm International Holdings Ltd.	2,100	18,521
J Sainsbury PLC	15,655	61,004
Koninklijke Ahold Delhaize NV	9,690	249,713
Kroger Co. (The)	3,065	90,908
President Chain Store Corp.	2,000	20,704
Sysco Corp.	2,030	136,822
Walgreens Boots Alliance, Inc.	1,300	110,071
Walmart, Inc.	2,640	257,796

		945,539

Food Products - 0.5%
Archer-Daniels-Midland Co.	1,928	88,727
Danone SA	1,829	136,563
Hershey Co. (The)	2,923	316,561
Kellogg Co.	1,360	86,564
Nestle Malaysia Bhd	700	24,992
Salmar ASA	4,840	273,726
Uni-President Enterprises Corp.	10,000	23,526
Wilmar International Ltd.	8,500	18,865

		969,524

Household Products - 0.2%
Kimberly-Clark Corp.	96	11,076
Procter & Gamble Co. (The)	3,130	295,816

		306,892

Company	Shares	U.S. $ Value
Personal Products - 0.3%
L’Oreal SA	2,012	$474,761
Unilever PLC	2,090	113,266

		588,027

Tobacco - 0.4%
Altria Group, Inc.	1,844	101,106
British American Tobacco PLC	6,029	211,086
Imperial Brands PLC	5,040	155,354
Philip Morris International, Inc.	3,081	266,599
Swedish Match AB	1,004	39,239

		773,384

		4,207,394

Energy - 1.1%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	2,185	50,452

Oil, Gas & Consumable Fuels - 1.1%
Chevron Corp.	850	101,099
ConocoPhillips	197	13,037
Equinor ASA	7,150	167,488
Exxon Mobil Corp.	1,457	115,832
Formosa Petrochemical Corp.	5,000	18,174
Husky Energy, Inc.	2,535	31,481
LUKOIL PJSC (Sponsored ADR)	3,234	236,729
Marathon Petroleum Corp.	920	59,947
Phillips 66	592	55,364
Repsol SA	7,720	132,987
Royal Dutch Shell PLC-Class B	22,546	690,431
Suncor Energy, Inc.	1,121	36,145
TOTAL SA	5,167	287,387
Valero Energy Corp.	739	59,046

		2,005,147

		2,055,599

Materials - 0.9%
Chemicals - 0.8%
BASF SE	5,842	427,208
Covestro AG (b)	1,593	92,271
Ecolab, Inc.	3,674	589,640
LyondellBasell Industries NV-Class A	2,853	266,214
Methanex Corp.	511	28,314
Mitsubishi Chemical Holdings Corp.	4,400	36,095
Nan Ya Plastics Corp.	2,000	4,840
Petronas Chemicals Group Bhd	8,500	18,713
Sinopec Shanghai Petrochemical Co., Ltd.	24,700	17,897
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	34,000	15,503
Sumitomo Chemical Co., Ltd.	6,800	37,017

		1,533,712

Containers & Packaging - 0.0%
Smurfit Kappa Group PLC	1,202	32,492

Metals & Mining - 0.1%
Anglo American PLC	3,112	62,690

Company	Shares	U.S. $ Value
BHP Billiton Ltd.	2,050	$45,550

		108,240

Paper & Forest Products - 0.0%
Mondi PLC	4,252	93,110

		1,767,554

Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Host Hotels & Resorts, Inc.	4,620	87,780
Kimco Realty Corp.	5,360	87,636
Lamar Advertising Co.-Class A	1,110	84,182
Nippon Building Fund, Inc.	16	99,718
Simon Property Group, Inc.	549	101,944
Weyerhaeuser Co.	2,724	71,941

		533,201

Real Estate Management & Development - 0.3%
CBRE Group, Inc.-Class A (a)	7,174	313,361
Vonovia SE	3,930	191,069

		504,430

		1,037,631

Utilities - 0.4%
Electric Utilities - 0.1%
CLP Holdings Ltd.	2,000	22,078
EDP - Energias de Portugal SA	10,327	36,091
Endesa SA	2,280	50,939
Manila Electric Co.	2,740	20,128
NextEra Energy, Inc.	242	43,974
Red Electrica Corp. SA	2,410	52,020

		225,230

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	5,970	92,475

Multi-Utilities - 0.1%
Ameren Corp.	1,730	118,713
Centrica PLC	31,498	55,489

		174,202

Water Utilities - 0.1%
Guangdong Investment Ltd.	140,000	270,619

		762,526

Total Common Stocks (cost $59,431,315)		63,944,267

INVESTMENT COMPANIES - 32.0%
Funds and Investment Trusts - 32.0% (d)
AB All Market Real Return Portfolio-Class Z (e)	2,931,984	24,540,706
AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio-Class ADV (a)(e)	2,111,527	15,730,880
AB High Income Fund, Inc.-Class Z (e)	2,326,831	18,614,645
VanEck Vectors JP Morgan EM Local Currency Bond ETF-Class E	26,015	857,194

Total Investment Companies (cost $64,331,406)		59,743,425

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 8.9%
Australia - 0.1%
Australia Government Bond
Series 142
4.25%, 4/21/26 (b)	AUD	192	$157,289

Belgium - 0.4%
Kingdom of Belgium Government Bond
Series 71
3.75%, 6/22/45 (b)	EUR	80	130,376
Series 72
2.60%, 6/22/24 (b)		262	337,094
Series 81
0.80%, 6/22/27 (b)		202	231,782

			699,252

Canada - 1.2%
Canadian Government Bond
1.75%, 3/01/23	CAD	2,794	2,063,752
2.00%, 6/01/28		297	218,282

			2,282,034

Chile - 0.2%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 3/01/26	CLP	210,000	314,895

France - 1.1%
French Republic Government Bond OAT
0.50%, 5/25/26 (b)	EUR	745	854,927
1.00%, 5/25/27 (b)		528	623,706
1.75%, 6/25/39 (b)		240	291,087
2.25%, 10/25/22 (b)		313	389,637

			2,159,357

Germany - 0.7%
Bundesrepublik Deutschland Bundesanleihe
0.50%, 2/15/28 (b)		270	312,759
2.50%, 7/04/44-8/15/46 (b)		474	737,580
Series 3
4.75%, 7/04/34 (b)		102	186,463

			1,236,802

Ireland - 0.2%
Ireland Government Bond
1.00%, 5/15/26 (b)		339	395,483

Italy - 0.8%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		110	122,608
1.85%, 5/15/24		95	104,014

	Principal Amount (000)		U.S. $ Value
2.05%, 8/01/27	EUR	121	$126,987
2.20%, 6/01/27		960	1,022,662
5.50%, 11/01/22 (b)		108	137,844

			1,514,115

Japan - 0.2%
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29	JPY	14,450	153,702
Series 143
1.60%, 3/20/33		27,400	284,580

			438,282

Malaysia - 0.3%
Malaysia Government Bond
Series 0313
3.48%, 3/15/23	MYR	460	108,044
Series 3/04
5.734%, 7/30/19		839	203,468
Series 414
3.654%, 10/31/19		777	185,978

			497,490

Netherlands - 0.1%
Netherlands Government Bond
0.50%, 7/15/26 (b)	EUR	86	99,901

Poland - 0.1%
Republic of Poland Government Bond
Series 725
3.25%, 7/25/25	PLN	496	135,312

Singapore - 0.2%
Singapore Government Bond
2.75%, 3/01/46	SGD	330	238,374
3.375%, 9/01/33		73	57,755

			296,129

Spain - 0.7%
Spain Government Bond
1.95%, 4/30/26 (b)	EUR	882	1,058,912
2.35%, 7/30/33 (b)		265	312,142

			1,371,054

United Kingdom - 0.1%
United Kingdom Gilt
1.50%, 7/22/47 (b)	GBP	176	196,466

United States - 2.5%
U.S. Treasury Bonds
2.50%, 2/15/46		$1,442	1,230,548
5.375%, 2/15/31		651	803,578
U.S. Treasury Notes
1.50%, 8/15/26		1,275	1,147,898
1.875%, 7/31/22 (f)		1,402	1,354,489

	Principal Amount (000)		U.S. $ Value
2.125%, 5/15/25		$184	$175,690

			4,712,203

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (b)	UYU	1,317	34,784

Total Governments - Treasuries (cost $16,934,177)			16,540,848

CORPORATES - INVESTMENT GRADE - 5.7%
Financial Institutions - 2.9%
Banking - 2.1%
Banco Santander SA
3.25%, 4/04/26 (b)	EUR	100	114,884
Bank of America Corp.
2.375%, 6/19/24 (b)		100	120,704
4.20%, 8/26/24		$111	109,827
Bank of Nova Scotia (The)
4.375%, 1/13/21		31	31,655
Barclays Bank PLC
6.625%, 3/30/22 (b)	EUR	83	105,426
Barclays PLC
3.684%, 1/10/23		$200	190,926
Citigroup, Inc.
0.75%, 10/26/23 (b)	EUR	104	115,465
Compass Bank
5.50%, 4/01/20		$147	149,799
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	244,435
Credit Agricole Corporate & Investment Bank SA
3.023% (LIBOR 3 Month + 0.63%), 10/03/21 (g)		173	172,171
Danske Bank A/S
0.875%, 5/22/23 (b)	EUR	160	174,776
Fifth Third Bancorp
2.30%, 3/01/19		$64	63,898
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (b)	EUR	98	114,167
3.307%, 10/31/25	CAD	145	104,897
Lloyds Banking Group PLC
4.375%, 3/22/28		$265	248,051
Mitsubishi UFJ Financial Group, Inc.
0.872%, 9/07/24 (b)	EUR	100	111,470
Morgan Stanley
3.00%, 2/07/24	CAD	145	105,362
Series G
1.375%, 10/27/26	EUR	111	121,543
1.75%, 3/11/24		100	115,775
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (b)(h)	GBP	36	47,220
Santander Holdings USA, Inc.
4.40%, 7/13/27		$118	109,745
Skandinaviska Enskilda Banken AB
2.45%, 5/27/20 (b)		200	197,032

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
4.247%, 1/20/23 (b)		$200	$197,754
UBS Group Funding Switzerland AG
1.50%, 11/30/24 (b)	EUR	200	227,588
UniCredit SpA
3.75%, 4/12/22 (b)		$200	187,656
US Bancorp
0.85%, 6/07/24	EUR	103	115,819
Series J
5.30%, 4/15/27 (h)		$46	44,432
Wells Fargo & Co.
1.375%, 6/30/22 (b)	GBP	170	210,579

			3,853,056

Brokerage - 0.1%
SURA Asset Management SA
4.875%, 4/17/24 (b)(c)		$107	104,860

Finance - 0.0%
Synchrony Financial
4.50%, 7/23/25		93	84,962

Insurance - 0.5%
Aviva PLC
3.375%, 12/04/45 (b)	EUR	100	109,277
Berkshire Hathaway, Inc.
1.125%, 3/16/27		140	156,541
Chubb INA Holdings, Inc.
1.55%, 3/15/28		100	111,553
Halfmoon Parent, Inc.
3.75%, 7/15/23 (b)		$52	51,276
4.125%, 11/15/25 (b)		62	61,239
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)		21	31,357
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
6.25%, 5/26/42 (b)	EUR	100	131,639
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		$41	60,217
Prudential Financial, Inc.
5.625%, 6/15/43		98	98,718
Swiss Re America Holding Corp.
7.00%, 2/15/26		77	89,348
UnitedHealth Group, Inc.
4.75%, 7/15/45		40	41,296

			942,461

REITS - 0.2%
American Tower Corp.
5.05%, 9/01/20		163	166,842
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		47	46,407

	Principal Amount (000)		U.S. $ Value
Welltower, Inc.
4.00%, 6/01/25		$171	$166,544

			379,793

			5,365,132

Industrial - 2.6%
Basic - 0.3%
DowDuPont, Inc.
4.205%, 11/15/23		100	100,842
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (b)	EUR	100	113,240
Glencore Funding LLC
4.00%, 3/27/27 (b)		$62	56,540
4.125%, 5/30/23 (b)		15	14,794
SABIC Capital II BV
4.00%, 10/10/23 (b)		200	197,794
Yamana Gold, Inc.
4.95%, 7/15/24		58	56,286

			539,496

Capital Goods - 0.2%
Molex Electronic Technologies LLC
2.878%, 4/15/20 (b)		230	227,084
United Technologies Corp.
1.15%, 5/18/24	EUR	115	129,004
Wabtec Corp.
4.15%, 3/15/24		$37	35,665

			391,753

Communications - Media - 0.4%
CBS Corp.
5.50%, 5/15/33		40	41,568
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		81	80,622
4.908%, 7/23/25		78	77,536
Comcast Corp.
4.60%, 8/15/45		45	43,191
Cox Communications, Inc.
2.95%, 6/30/23 (b)		55	52,417
RELX Capital, Inc.
8.625%, 1/15/19		125	125,746
Time Warner Cable LLC
8.75%, 2/14/19		135	136,384
Warner Media LLC
3.55%, 6/01/24		115	110,480

			667,944

Communications - Telecommunications - 0.0%
Bell Canada, Inc.
4.70%, 9/11/23	CAD	52	41,064
Rogers Communications, Inc.
4.00%, 6/06/22		66	50,559

			91,623

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
General Motors Co.
5.15%, 4/01/38		$60	$51,410
General Motors Financial Co., Inc.
3.70%, 5/09/23		25	23,658
Harley-Davidson Financial Services, Inc.
3.146% (LIBOR 3 Month + 0.50%), 5/21/20 (b)(g)		115	115,079
Volkswagen Leasing GmbH
2.625%, 1/15/24 (b)	EUR	60	70,502

			260,649

Consumer Cyclical - Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21		242	281,749

Consumer Non-Cyclical - 0.5%
BAT Capital Corp.
3.222%, 8/15/24		$120	110,998
Celgene Corp.
2.75%, 2/15/23		85	80,510
3.25%, 2/20/23		70	67,607
CVS Health Corp.
4.30%, 3/25/28		90	87,468
Reynolds American, Inc.
4.45%, 6/12/25		72	69,982
6.875%, 5/01/20		97	100,926
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/21/22 (b)	EUR	155	176,290
4.40%, 11/26/23 (b)		$200	201,584
Tyson Foods, Inc.
4.55%, 6/02/47		45	39,598

			934,963

Energy - 0.3%
Hess Corp.
4.30%, 4/01/27		78	71,290
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		15	14,975
Marathon Petroleum Corp.
4.75%, 12/15/23-9/15/44		155	152,638
Occidental Petroleum Corp.
4.20%, 3/15/48		45	41,563
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		103	96,407
Williams Cos., Inc. (The)
3.90%, 1/15/25		78	75,186
4.50%, 11/15/23		35	35,103

			487,162

Services - 0.1%
Equifax, Inc.
3.30%, 12/15/22		160	155,130

	Principal Amount (000)		U.S. $ Value
Technology - 0.5%
Apple, Inc.
2.513%, 8/19/24	CAD	120	$86,626
4.65%, 2/23/46		$40	40,743
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		31	29,306
3.875%, 1/15/27		33	29,720
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	135	153,090
KLA-Tencor Corp.
4.125%, 11/01/21		$145	146,192
4.65%, 11/01/24		91	92,444
Seagate HDD Cayman
4.75%, 1/01/25		72	66,265
Tencent Holdings Ltd.
3.375%, 5/02/19 (b)		200	199,991

			844,377

Transportation - Services - 0.1%
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.375%, 2/01/22 (b)		146	143,460

			4,798,306

Utility - 0.2%
Electric - 0.1%
Exelon Corp.
5.15%, 12/01/20		32	32,632
Iberdrola Finanzas SA
7.375%, 1/29/24	GBP	50	79,359
TECO Finance, Inc.
5.15%, 3/15/20		$56	56,941

			168,932

Other Utility - 0.1%
Severn Trent Utilities Finance PLC
3.625%, 1/16/26 (b)	GBP	150	203,076
Yorkshire Water Finance PLC
6.588%, 2/21/23		80	121,440

			324,516

			493,448

Total Corporates - Investment Grade (cost $11,002,530)			10,656,886

INFLATION-LINKED SECURITIES - 5.0%
Japan - 4.3%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	147	1,348,381
Series 22
0.10%, 3/10/27		611	5,605,563
Series 23

	Principal Amount (000)		U.S. $ Value
0.10%, 3/10/28	JPY	120,575	$1,108,018

			8,061,962

New Zealand - 0.1%
New Zealand Government Inflation Linked Bond
Series 925
2.00%, 9/20/25 (b)	NZD	195	141,250

United States - 0.6%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26		$1,092	1,053,519

Total Inflation-Linked Securities (cost $9,488,425)			9,256,731

MORTGAGE PASS-THROUGHS - 2.8%
Agency Fixed Rate 30-Year - 2.7%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35		33	35,170
Series 2018
4.50%, 11/01/48		243	250,005
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33		26	28,328
Series 2004
5.50%, 4/01/34-5/01/34		25	27,039
Series 2005
5.50%, 2/01/35		19	20,048
Series 2018
4.00%, 12/13/48, TBA		330	331,856
3.50%, 3/01/48-4/01/48		1,156	1,135,321
4.00%, 8/01/48-9/01/48		702	706,936
4.50%, 9/01/48		906	935,972
4.50%, 12/13/48, TBA		931	957,184
5.00%, 12/13/48, TBA		485	507,356

			4,935,215

Other Agency Fixed Rate Programs - 0.1%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD	300	257,589

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2011
4.165% (LIBOR 12 Month + 1.76%), 5/01/38 (g)		$40	41,626
Federal National Mortgage Association
Series 2003
3.655% (LIBOR 12 Month + 1.81%), 12/01/33 (g)		25	26,147

			67,773

Total Mortgage Pass-Throughs (cost $5,283,962)			5,260,577

	Principal Amount (000)		U.S. $ Value
COVERED BONDS - 1.3%
Banco de Sabadell SA
0.875%, 11/12/21 (b)	EUR	100	$115,676
Bank of Montreal
0.75%, 9/21/22 (b)		170	196,489
Canadian Imperial Bank of Commerce
Zero Coupon, 7/25/22 (b)		177	199,085
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (b)		110	127,088
1.75%, 1/15/21 (b)		166	195,168
Danske Bank A/S
0.125%, 2/14/22 (b)		100	113,271
1.25%, 6/11/21 (b)		100	116,856
DNB Boligkreditt AS
2.75%, 3/21/22 (b)		160	196,842
3.875%, 6/16/21 (b)		147	182,861
Nationwide Building Society
4.375%, 2/28/22 (b)		150	192,862
Santander UK PLC
1.625%, 11/26/20 (b)		156	182,416
Stadshypotek AB
0.625%, 11/10/21 (b)		305	351,551
UBS AG/London
1.375%, 4/16/21 (b)		169	197,964
4.00%, 4/08/22 (b)		84	107,471

Total Covered Bonds (cost $2,409,760)			2,475,600

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Risk Share Floating Rate - 1.0%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.665% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(g)		$150	150,674
Eagle RE Ltd.
Series 2018-1, Class M1
3.879% (LIBOR 1 Month + 1.70%), 11/25/28 (b)(g)(i)		175	174,644
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
4.515% (LIBOR 1 Month + 2.20%), 2/25/24 (g)		161	164,704
Series 2015-DN1, Class M3
6.465% (LIBOR 1 Month + 4.15%), 1/25/25 (g)		394	419,890
Series 2015-DNA2, Class M2
4.915% (LIBOR 1 Month + 2.60%), 12/25/27 (g)		82	83,505
Series 2016-DNA2, Class M2
4.515% (LIBOR 1 Month + 2.20%), 10/25/28 (g)		116	116,539
Series 2017-DNA2, Class M1

	Principal Amount (000)		U.S. $ Value
3.515% (LIBOR 1 Month + 1.20%), 10/25/29 (g)	$227		$227,787
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
4.315% (LIBOR 1 Month + 2.00%), 10/25/23 (g)	0	**	42
Series 2014-C01, Class M1
3.915% (LIBOR 1 Month + 1.60%), 1/25/24 (g)	22		22,241
Series 2014-C04, Class 2M2
7.315% (LIBOR 1 Month + 5.00%), 11/25/24 (g)	113		125,989
Series 2016-C01, Class 1M1
4.265% (LIBOR 1 Month + 1.95%), 8/25/28 (g)	13		13,194
Series 2016-C02, Class 1M1
4.465% (LIBOR 1 Month + 2.15%), 9/25/28 (g)	19		19,273
Series 2016-C03, Class 1M1
4.315% (LIBOR 1 Month + 2.00%), 10/25/28 (g)	31		31,118
Series 2016-C03, Class 2M1
4.515% (LIBOR 1 Month + 2.20%), 10/25/28 (g)	1		640
Series 2016-C04, Class 1M1
3.765% (LIBOR 1 Month + 1.45%), 1/25/29 (g)	40		40,568
Series 2016-C05, Class 2M1
3.665% (LIBOR 1 Month + 1.35%), 1/25/29 (g)	18		17,685
Series 2016-C06, Class 1M1
3.615% (LIBOR 1 Month + 1.30%), 4/25/29 (g)	173		173,816
Series 2016-C07, Class 2M1
3.615% (LIBOR 1 Month + 1.30%), 5/25/29 (g)	19		19,493
Series 2017-C02, Class 2M1
3.465% (LIBOR 1 Month + 1.15%), 9/25/29 (g)	67		67,377

			1,869,179

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
3.01%, 5/28/35 (i)	33		30,326

Non-Agency Fixed Rate - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.898%, 5/25/35	30		30,226

Total Collateralized Mortgage Obligations (cost $1,923,833)			1,929,731

	Principal Amount (000)	U.S. $ Value
AGENCIES - 0.8%
Agency Debentures - 0.7%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	$1,471	$1,404,143

Agency Subordinated - 0.1%
Federal National Mortgage Association Zero Coupon, 10/09/19	180	175,757

Total Agencies (cost $1,602,463)		1,579,900

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Non-Agency Floating Rate CMBS - 0.6%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.207% (LIBOR 1 Month + 0.90%), 4/15/35 (b)(g)	177	176,220
Series 2018-KEYS, Class A
3.307% (LIBOR 1 Month + 1.00%), 5/15/35 (b)(g)	100	100,000
BHMS
Series 2018-ATLS, Class A
3.557% (LIBOR 1 Month + 1.25%), 7/15/35 (b)(g)	140	139,651
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.127% (LIBOR 1 Month + 0.82%), 6/15/35 (b)(g)	100	99,754
Invitation Homes Trust
Series 2018-SFR4, Class A
3.35% (LIBOR 1 Month + 1.10%), 1/17/38 (b)(g)	175	175,108
MSCG Trust
Series 2018-SELF, Class A
3.207% (LIBOR 1 Month + 0.90%), 10/15/37 (b)(g)	150	149,577
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
3.09% (LIBOR 1 Month + 0.78%), 7/15/33 (b)(g)	110	109,402
RETL
Series 2018-RVP, Class A
3.407% (LIBOR 1 Month + 1.10%), 3/15/33 (b)(g)	89	89,088
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.527% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(g)	130	129,953

		1,168,753

Non-Agency Fixed Rate CMBS - 0.1%
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (b)	69	67,319

	Principal Amount (000)	U.S. $ Value
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)	$134	$132,107
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)	1	1,022

		200,448

Total Commercial Mortgage-Backed Securities (cost $1,370,318)		1,369,201

COLLATERALIZED LOAN OBLIGATIONS - 0.5%
CLO - Floating Rate - 0.5%
Halcyon Loan Advisors Funding Ltd.
Series 2018-1A, Class A2
4.183% (LIBOR 3 Month + 1.80%), 7/21/31 (b)(g)(i)	250	248,292
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.625% (LIBOR 3 Month + 1.18%), 12/18/30 (b)(g)(i)	250	249,366
Neuberger Berman Loan Advisers CLO Ltd.
Series 2018-29A, Class B1
4.136% (LIBOR 3 Month + 1.70%), 10/19/31 (b)(g)(i)	250	249,971
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.659% (LIBOR 3 Month + 1.19%), 10/20/30 (b)(g)(i)	250	249,491

Total Collateralized Loan Obligations (cost $1,000,000)		997,120

ASSET-BACKED SECURITIES - 0.5%
Autos - Fixed Rate - 0.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class C
4.95%, 3/20/25 (b)	120	121,272
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (b)	14	13,833
Flagship Credit Auto Trust
Series 2018-3, Class D
4.15%, 12/16/24 (b)	78	77,928
Hertz Vehicle Financing II LP
Series 2017-1A, Class A
2.96%, 10/25/21 (b)	140	137,949
Series 2016-1A, Class A
2.32%, 3/25/20 (b)	166	165,598

		516,580

Other ABS - Fixed Rate - 0.2%
SBA Tower Trust
Series 2014-1A, Class C

	Principal Amount (000)		U.S. $ Value
2.898%, 10/15/44 (b)(i)		$104	$103,588
Series 2014-2A, Class C
3.869%, 10/15/49 (b)(i)		85	84,137
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (b)(i)		63	62,693
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (b)(i)		115	113,352

			363,770

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.44% (LIBOR 1 Month + 1.13%), 12/25/32 (g)(i)		13	12,689

Total Asset-Backed Securities (cost $894,833)			893,039

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Qatar - 0.2%
Qatar Government International Bond
3.875%, 4/23/23 (b)		200	200,500
5.25%, 1/20/20 (b)		100	101,975

			302,475

Saudi Arabia - 0.1%
Saudi Government International Bond
2.875%, 3/04/23 (b)		200	191,100

Total Governments - Sovereign Bonds (cost $500,027)			493,575

SUPRANATIONALS - 0.2%
Supranational - 0.2%
European Financial Stability Facility 0.125%, 10/17/23 (b)
(cost $363,932)	EUR	311	351,654

GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Canada - 0.1%
Canada Housing Trust No. 1 1.90%, 9/25/26 (b) (cost $265,625)		311	259,759

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California
Series 2010 7.625%, 3/01/40 (cost $237,629)		$165	232,533

	Principal Amount (000)	U.S. $ Value
QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
China - 0.1%
State Grid Overseas Investment 2016 Ltd. 2.25%, 5/04/20 (b) (cost $199,842)	$200	$196,656

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Jun 2019; Contracts: 1,529,000; Exercise Price: AUD 1.45;
Counterparty: Morgan Stanley Capital Services LLC (a)	AUD 1,529,000	10,416
BRL/USD
Expiration: Feb 2019; Contracts: 2,100,000; Exercise Price: BRL 3.75;
Counterparty: Morgan Stanley Capital Services LLC (a)	BRL 2,100,000	7,260
CNH/USD
Expiration: Jan 2019; Contracts: 16,873,400; Exercise Price: CNH 7.06;
Counterparty: JPMorgan Chase Bank, NA (a)	CNH 16,873,400	9,614

		27,290

Options on Indices - 0.1%
S&P 500 Index
Expiration: Jan 2019; Contracts: 3,000; Exercise Price: USD 2,800.00;
Counterparty: Credit Suisse International (a)	USD 3,000	137,221

Total Options Purchased - Puts (premiums paid $154,832)		164,511

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE - 0.1%
Industrial - 0.1%
Energy - 0.1%
EnLink Midstream Partners LP 4.15%, 6/01/25 (cost $142,964)	$144	130,503

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.1%
Canada - 0.1%
Province of Quebec Canada 2.75%, 9/01/27 (cost $113,448)	CAD 141	104,570

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.1%
Options on Forward Contracts - 0.1%
CNH/USD
Expiration: Jan 2019; Contracts: 15,768,480; Exercise Price: CNH 7.04;
Counterparty: Citibank, NA (a)	CNH	15,768,480	$13,733
GBP/USD
Expiration: Jan 2019; Contracts: 887,000; Exercise Price: GBP 0.76;
Counterparty: Citibank, NA (a)	GBP	887,000	6,323
GBP/USD
Expiration: Dec 2018; Contracts: 865,000; Exercise Price: GBP 0.76;
Counterparty: Morgan Stanley Capital Services LLC (a)	GBP	865,000	3,432
TRY/USD
Expiration: Jan 2019; Contracts: 2,658,800; Exercise Price: TRY 5.78;
Counterparty: Barclays Bank PLC (a)	TRY	2,658,800	40,537
TRY/EUR
Expiration: Jan 2019; Contracts: 2,597,490; Exercise Price: TRY 6.51;
Counterparty: JPMorgan Chase Bank, NA (a)	TRY	2,597,490	35,153

Total Options Purchased - Calls (premiums paid $46,788)			99,178

	Shares
SHORT-TERM INVESTMENTS - 4.9%
Investment Companies - 4.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.13% (d)(e)(j) (cost $9,124,791)		9,124,791	9,124,791

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $186,822,900)			185,805,055

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
INVESTMENT COMPANIES - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.13% (d)(e)(j) (cost $185,790)		185,790	185,790

Total Investments - 99.7% (cost $187,008,690) (k)			$185,990,845
Other assets less liabilities - 0.3%			526,915

Net Assets - 100.0%			$186,517,760

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at November 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	15	December 2018	AUD	1,500		$1,422,535	$1,423,299	$764
10 Yr Canadian Bond Futures	22	March 2019	CAD	2,200		2,191,839	2,207,037	15,198
10 Yr Japan Bond (OSE) Futures	18	December 2018	JPY	1,800,000		23,833,079	23,970,929	137,850
Euro Buxl 30 Yr Bond Futures	12	December 2018	EUR	1,200		2,398,616	2,426,317	27,701
Euro-BOBL Futures	6	March 2019	EUR	600		897,921	898,118	197
Euro-Schatz Futures	8	March 2019	EUR	800		1,013,419	1,013,456	37
Long Gilt Futures	25	March 2019	GBP	2,500		3,894,455	3,906,852	12,397
Mini MSCI Emerging Markets Futures	76	December 2018	USD	4		3,968,007	3,798,480	(169,527)
Russell 2000 Mini Futures	27	December 2018	USD	1		2,307,731	2,071,710	(236,021)
S&P Mid 400 E-Mini Futures	11	December 2018	USD	1		2,237,542	2,067,450	(170,092)
U.S. 10 Yr Ultra Futures	20	March 2019	USD	2,000		2,520,301	2,530,000	9,699
U.S. T-Note 2 Yr (CBT) Futures	21	March 2019	USD	4,200		4,429,385	4,430,672	1,287
U.S. T-Note 5 Yr (CBT) Futures	48	March 2019	USD	4,800		5,416,561	5,422,125	5,564
U.S. T-Note 10 Yr (CBT) Futures	71	March 2019	USD	7,100		8,463,637	8,481,172	17,535
U.S. Ultra Bond (CBT) Futures	39	March 2019	USD	3,900		5,969,191	5,943,844	(25,347)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	22	December 2018	JPY	220,000		2,908,930	2,930,943	(22,013)
Canadian 10 Yr Bond Futures	8	March 2019	CAD	800		797,008	802,559	(5,551)
Euro STOXX 50 Futures	2	December 2018	EUR	– 0	–***	70,288	71,617	(1,329)
Euro-BOBL Futures	20	March 2019	EUR	2,000		2,992,798	2,993,726	(928)
Euro-Bund Futures	12	December 2018	EUR	1,200		2,165,570	2,194,554	(28,984)
S&P 500 E-Mini Futures	156	December 2018	USD	8		22,167,096	21,514,740	652,356
SPI 200 Futures	2	December 2018	AUD	– 0	–***	205,300	207,356	(2,056)

								$218,737

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	11,067	USD	1,598	12/13/18	$5,661
Australia and New Zealand Banking Group Ltd.	USD	689	CNY	4,761	12/13/18	(3,753)
Australia and New Zealand Banking Group Ltd.	USD	474	JPY	53,021	12/13/18	(6,863)
Bank of America, NA	KRW	635,843	USD	565	2/20/19	(4,284)
Bank of America, NA	RUB	20,966	USD	313	12/14/18	503
Bank of America, NA	RUB	15,189	USD	224	12/14/18	(2,052)
Bank of America, NA	USD	1,068	CNY	7,404	12/13/18	(2,477)
Bank of America, NA	USD	231	RUB	15,595	12/14/18	963
Bank of America, NA	USD	594	JPY	67,272	12/13/18	(1,267)
Bank of America, NA	USD	224	COP	724,954	12/20/18	134
Barclays Bank PLC	INR	107,837	USD	1,511	12/13/18	(34,014)
Barclays Bank PLC	TWD	17,524	USD	568	12/11/18	(276)
Barclays Bank PLC	TWD	14,195	USD	461	12/11/18	822

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	1,098	USD	158	1/23/19	$395
Barclays Bank PLC	TRY	1,088	USD	176	1/15/19	(27,963)
Barclays Bank PLC	CAD	1,044	USD	800	12/14/18	13,653
Barclays Bank PLC	MYR	474	USD	113	2/26/19	(695)
Barclays Bank PLC	USD	345	CNY	2,388	12/13/18	(1,421)
Barclays Bank PLC	USD	819	INR	60,504	12/13/18	48,313
Barclays Bank PLC	USD	1,174	TWD	36,201	12/11/18	(828)
Barclays Bank PLC	USD	270	INR	18,803	12/13/18	(731)
Barclays Bank PLC	USD	347	KRW	390,078	2/20/19	2,382
BNP Paribas SA	COP	2,199,424	USD	700	12/20/18	20,667
BNP Paribas SA	CNY	11,367	USD	1,642	12/13/18	6,763
BNP Paribas SA	TWD	4,439	USD	144	12/11/18	140
BNP Paribas SA	USD	199	CAD	258	12/14/18	(4,823)
BNP Paribas SA	USD	575	EUR	498	1/09/19	(9,582)
BNP Paribas SA	USD	999	JPY	112,553	12/13/18	(7,046)
Citibank, NA	INR	8,690	USD	118	12/13/18	(6,447)
Citibank, NA	UYU	2,332	USD	71	12/04/18	(1,350)
Citibank, NA	UYU	1,166	USD	35	1/22/19	(777)
Citibank, NA	EUR	963	USD	1,124	12/14/18	33,462
Citibank, NA	BRL	1,694	USD	438	12/04/18	420
Citibank, NA	USD	461	BRL	1,694	12/04/18	(22,730)
Citibank, NA	USD	574	EUR	498	1/09/19	(8,152)
Citibank, NA	USD	72	UYU	2,332	12/04/18	347
Citibank, NA	USD	280	CNY	1,939	12/13/18	(680)
Citibank, NA	USD	281	CNY	1,959	12/13/18	1,008
Citibank, NA	USD	526	CNY	3,652	1/23/19	(1,937)
Citibank, NA	USD	271	INR	18,909	12/13/18	(57)
Citibank, NA	USD	260	JPY	29,328	12/13/18	(1,726)
Citibank, NA	USD	647	CLP	438,551	12/20/18	5,873
Credit Suisse International	EUR	497	USD	570	1/09/19	5,501
Credit Suisse International	USD	703	EUR	599	12/14/18	(24,871)
Credit Suisse International	USD	245	INR	17,010	12/13/18	(1,510)
Goldman Sachs Bank USA	CAD	4,596	USD	3,479	1/17/19	15,260
Goldman Sachs Bank USA	BRL	934	USD	240	12/04/18	(1,243)
Goldman Sachs Bank USA	NZD	778	USD	502	12/07/18	(32,892)
Goldman Sachs Bank USA	BRL	796	USD	206	12/04/18	197
Goldman Sachs Bank USA	USD	454	BRL	1,730	12/04/18	(6,684)
Goldman Sachs Bank USA	USD	223	BRL	839	12/13/18	(6,464)
Goldman Sachs Bank USA	USD	627	AUD	870	12/07/18	8,672
Goldman Sachs Bank USA	USD	289	RUB	20,516	12/14/18	16,970
Goldman Sachs Bank USA	USD	987	INR	68,669	12/13/18	(3,248)
HSBC Bank USA	INR	18,530	USD	254	12/13/18	(11,660)
HSBC Bank USA	MXN	11,566	USD	606	12/05/18	37,827
HSBC Bank USA	CNY	2,396	USD	345	12/13/18	529
HSBC Bank USA	USD	448	KRW	500,991	2/20/19	310
JPMorgan Chase Bank, NA	NOK	4,326	USD	505	1/23/19	321
JPMorgan Chase Bank, NA	GBP	1,928	USD	2,545	12/14/18	85,844
JPMorgan Chase Bank, NA	CHF	752	USD	750	1/17/19	(6,545)
JPMorgan Chase Bank, NA	EUR	503	USD	570	1/09/19	(1,430)
JPMorgan Chase Bank, NA	USD	774	GBP	602	12/14/18	(7,306)
JPMorgan Chase Bank, NA	USD	275	TWD	8,429	12/11/18	(1,237)
Morgan Stanley Capital Services, Inc.	JPY	634,557	USD	5,730	12/14/18	135,118
Morgan Stanley Capital Services, Inc.	BRL	1,765	USD	454	12/04/18	(2,605)
Morgan Stanley Capital Services, Inc.	AUD	1,765	USD	1,252	12/07/18	(38,111)
Morgan Stanley Capital Services, Inc.	GBP	1,285	USD	1,679	12/14/18	40,606
Morgan Stanley Capital Services, Inc.	BRL	1,493	USD	391	12/04/18	5,405
Morgan Stanley Capital Services, Inc.	AUD	750	USD	535	12/14/18	(13,858)
Morgan Stanley Capital Services, Inc.	CAD	689	USD	519	1/17/19	323
Morgan Stanley Capital Services, Inc.	USD	399	GBP	305	12/14/18	(11,094)
Morgan Stanley Capital Services, Inc.	USD	846	BRL	3,258	12/04/18	(3,918)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	514	AUD	696	6/28/19	$(3,325)
Morgan Stanley Capital Services, Inc.	USD	453	BRL	1,765	1/03/19	2,757
Morgan Stanley Capital Services, Inc.	USD	737	NOK	6,237	1/23/19	(9,684)
Morgan Stanley Capital Services, Inc.	USD	238	INR	17,278	12/13/18	9,999
Morgan Stanley Capital Services, Inc.	USD	565	JPY	63,424	12/13/18	(6,001)
Natwest Markets PLC	INR	51,079	USD	696	12/13/18	(36,393)
Natwest Markets PLC	TWD	7,345	USD	240	12/11/18	1,539
Natwest Markets PLC	USD	1,080	INR	78,752	12/13/18	48,267
Natwest Markets PLC	USD	568	SEK	5,117	1/23/19	(3,420)
Natwest Markets PLC	USD	250	TWD	7,604	3/14/19	(1,022)
Natwest Markets PLC	USD	587	TWD	17,923	12/11/18	(5,803)
Natwest Markets PLC	USD	597	JPY	67,321	12/13/18	(3,827)
Natwest Markets PLC	USD	224	KRW	251,353	2/20/19	1,356
Natwest Markets PLC	USD	338	KRW	377,772	2/20/19	(326)
Natwest Markets PLC	USD	248	COP	778,611	12/20/18	(7,080)
Standard Chartered Bank	JPY	616,178	USD	5,453	12/13/18	21,363
Standard Chartered Bank	INR	18,985	USD	254	12/13/18	(17,603)
Standard Chartered Bank	TWD	26,635	USD	870	12/11/18	6,365
Standard Chartered Bank	USD	223	CNY	1,553	12/13/18	(38)
Standard Chartered Bank	USD	496	INR	36,564	12/13/18	27,474
Standard Chartered Bank	USD	236	KRW	263,522	2/20/19	(543)
State Street Bank & Trust Co.	JPY	269,936	USD	2,395	12/13/18	15,078
State Street Bank & Trust Co.	JPY	67,826	USD	597	12/13/18	(492)
State Street Bank & Trust Co.	JPY	32,147	USD	286	12/14/18	2,094
State Street Bank & Trust Co.	MXN	24,827	USD	1,261	12/05/18	41,231
State Street Bank & Trust Co.	TRY	3,221	USD	611	12/12/18	(3,740)
State Street Bank & Trust Co.	ZAR	1,871	USD	121	12/13/18	(13,592)
State Street Bank & Trust Co.	PLN	1,019	USD	276	1/18/19	6,659
State Street Bank & Trust Co.	AUD	1,455	USD	1,039	12/07/18	(24,490)
State Street Bank & Trust Co.	CAD	1,568	USD	1,185	1/17/19	3,440
State Street Bank & Trust Co.	NZD	1,284	USD	841	12/07/18	(41,875)
State Street Bank & Trust Co.	SGD	478	USD	347	1/24/19	(1,282)
State Street Bank & Trust Co.	CAD	401	USD	307	12/14/18	5,425
State Street Bank & Trust Co.	ILS	364	USD	98	1/30/19	(348)
State Street Bank & Trust Co.	CHF	1,045	USD	1,048	1/17/19	(2,890)
State Street Bank & Trust Co.	AUD	504	USD	372	6/28/19	2,711
State Street Bank & Trust Co.	GBP	459	USD	605	12/14/18	19,919
State Street Bank & Trust Co.	CAD	297	USD	223	12/20/18	(241)
State Street Bank & Trust Co.	CAD	296	USD	222	1/17/19	(962)
State Street Bank & Trust Co.	EUR	254	USD	289	12/13/18	861
State Street Bank & Trust Co.	CHF	474	USD	479	1/17/19	2,076
State Street Bank & Trust Co.	EUR	1,896	USD	2,177	1/09/19	24,812

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	351	USD	359	12/14/18	$7,406
State Street Bank & Trust Co.	AUD	193	USD	138	6/28/19	(3,632)
State Street Bank & Trust Co.	CHF	66	USD	66	1/09/19	145
State Street Bank & Trust Co.	EUR	51	USD	57	1/09/19	(114)
State Street Bank & Trust Co.	USD	395	CHF	388	1/17/19	(4,121)
State Street Bank & Trust Co.	USD	3,089	EUR	2,679	1/09/19	(46,508)
State Street Bank & Trust Co.	USD	366	CHF	351	12/14/18	(14,781)
State Street Bank & Trust Co.	USD	1,490	AUD	2,069	12/07/18	22,455
State Street Bank & Trust Co.	USD	197	EUR	168	12/14/18	(6,904)
State Street Bank & Trust Co.	USD	1,482	NZD	2,210	12/07/18	36,717
State Street Bank & Trust Co.	USD	2,614	GBP	2,010	12/14/18	(50,575)
State Street Bank & Trust Co.	EUR	200	GBP	175	12/14/18	(2,561)
State Street Bank & Trust Co.	USD	542	AUD	751	12/14/18	6,907
State Street Bank & Trust Co.	USD	226	NZD	329	1/09/19	445
State Street Bank & Trust Co.	CHF	338	EUR	297	1/09/19	(1,881)
State Street Bank & Trust Co.	USD	574	CAD	744	12/14/18	(13,769)
State Street Bank & Trust Co.	USD	79	TRY	411	12/12/18	(758)
State Street Bank & Trust Co.	USD	333	CAD	444	12/14/18	536
State Street Bank & Trust Co.	USD	325	TRY	1,789	12/12/18	16,559
State Street Bank & Trust Co.	USD	482	CAD	641	1/17/19	1,053
State Street Bank & Trust Co.	USD	1,041	EUR	918	1/09/19	2,749
State Street Bank & Trust Co.	USD	717	MYR	3,005	2/26/19	1,609
State Street Bank & Trust Co.	USD	220	TRY	1,380	1/15/19	38,594
State Street Bank & Trust Co.	USD	112	ZAR	1,550	1/30/19	(705)
State Street Bank & Trust Co.	USD	115	ZAR	1,670	12/13/18	5,607
State Street Bank & Trust Co.	NOK	1,919	EUR	199	1/23/19	2,753
State Street Bank & Trust Co.	USD	1,163	SEK	10,479	1/23/19	(6,584)
State Street Bank & Trust Co.	SEK	2,038	CHF	224	1/17/19	450
State Street Bank & Trust Co.	USD	558	MXN	11,291	12/05/18	(3,022)
State Street Bank & Trust Co.	USD	733	NOK	6,232	1/23/19	(6,110)
State Street Bank & Trust Co.	SEK	3,046	EUR	295	1/23/19	(653)
State Street Bank & Trust Co.	USD	524	ZAR	7,328	1/30/19	1,377
State Street Bank & Trust Co.	USD	2,433	JPY	272,546	12/13/18	(30,623)
State Street Bank & Trust Co.	USD	171	JPY	19,497	12/13/18	387

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	79,164	AUD	982	12/07/18	$20,174
State Street Bank & Trust Co.	USD	229	JPY	25,760	12/07/18	(1,568)
State Street Bank & Trust Co.	JPY	34,042	EUR	264	12/13/18	(1,007)
State Street Bank & Trust Co.	USD	442	JPY	48,981	12/14/18	(10,387)
UBS AG	JPY	76,075	USD	670	12/13/18	(358)
UBS AG	JPY	62,741	USD	560	12/13/18	6,718
UBS AG	EUR	13,121	USD	15,180	1/09/19	270,922
UBS AG	CNY	2,398	USD	345	12/13/18	97
UBS AG	USD	428	EUR	364	12/14/18	(15,595)
UBS AG	USD	593	JPY	66,276	12/13/18	(8,647)

						$439,028

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index (l)	Citibank, NA	380	EUR	3,100.00	December 2018	EUR	– 0	–***	$32,443	$(40,051)
FTSE 100 Index (l)	Citibank, NA	70	GBP	7,100.00	December 2018	GBP	– 0	–***	10,054	(4,781)
Nikkei 225 Index (l)	Goldman Sachs International	3,000	JPY	21,625.00	December 2018	JPY	3		18,579	(23,058)
S&P 500 Index (l)	Goldman Sachs International	300	USD	2,690.00	December 2018	USD	– 0	–***	12,106	(28,338)
S&P 500 Index (l)	Goldman Sachs International	1,300	USD	2,690.00	December 2018	USD	1		55,381	(122,799)
S&P 500 Index (l)	Credit Suisse International	3,000	USD	2,900.00	January 2019	USD	3		31,950	(37,639)

									$160,513	$(256,666)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index (l)	Citibank, NA	380	EUR	3,100.00	December 2018	EUR	– 0	–***	$21,629	$(12,943)
FTSE 100 Index (l)	Citibank, NA	70	GBP	7,100.00	December 2018	GBP	– 0	–***	13,954	(15,394)
Nikkei 225 Index (l)	Goldman Sachs International	3,000	JPY	21,625.00	December 2018	JPY	3		21,192	(3,696)
S&P 500 Index (l)	Goldman Sachs International	300	USD	2,690.00	December 2018	USD	– 0	–***	24,843	(7,406)
S&P 500 Index (l)	Goldman Sachs International	1,300	USD	2,690.00	December 2018	USD	1		93,301	(32,094)

									$174,919	$(71,533)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/ Morgan Stanley Capital Services LLC (l)	AUD	1.280	06/2019	1,529,000	AUD	1,529	$15,874	$(7,488)
Put
BRL vs. USD/ Morgan Stanley Capital Services LLC (l)	BRL	4.100	02/2019	2,296,000	BRL	2,296	7,242	(7,223)
TRY vs. EUR/ JPMorgan Chase Bank, NA (l)	TRY	7.510	01/2019	2,996,000	TRY	2,996	7,685	(519)
TRY vs. USD/ Goldman Sachs Bank USA (l)	TRY	7.000	12/2018	4,200,000	TRY	4,200	6,168	(51)
TRY vs. USD/ JPMorgan Chase Bank, NA (l)	TRY	7.380	12/2018	4,428,000	TRY	4,428	14,316	(370)
TRY vs. USD/ Barclays Bank PLC (l)	TRY	6.900	01/2019	3,174,000	TRY	3,174	10,290	(482)

							$61,575	$(16,133)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	Quarterly	3.13	USD	1,356	$(94,021)	$(74,019)	$(20,002)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.40	USD	1,450	(96,410)	(62,796)	(33,614)
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	(5.00)	Quarterly	3.93	USD	3,920	(214,049)	(181,961)	(32,088)
iTraxxx Australia Series 30, 5 Year Index, 12/20/23*	(1.00)	Quarterly	0.86	USD	1,200	(9,892)	(13,054)	3,162
iTraxxx Xover Series 28, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.02	EUR	1,105	(105,260)	(116,638)	11,378

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 28, 5 Year Index, 6/20/22*	1.00%	Quarterly	0.57%	USD	15,820	$258,574	$227,159	$31,415
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	1.00	Quarterly	0.76	USD	1,200	15,967	21,252	(5,285)
iTraxxx Europe Series 27, 5 Year Index, 6/20/22*	1.00	Quarterly	0.49	EUR	6,710	152,334	127,477	24,857
iTraxxx Europe Series 29, 5 Year Index, 6/20/23*	1.00	Quarterly	0.71	EUR	240	4,136	5,727	(1,591)

						$(88,621)	$(66,853)	$(21,768)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,010	9/10/48	2.980%	3 Month LIBOR	Quarterly/Semi-Annual	$32,539	$	– 0	–	$32,539
USD	2,220	9/10/23	3 Month LIBOR	2.883%	Quarterly/Semi-Annual	(6,856)		– 0	–	(6,856)
USD	5,350	9/10/20	3 Month LIBOR	2.824%	Semi-Annual/Annual	(8,713)		– 0	–	(8,713)

						$16,970	$	– 0	–	$16,970

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.93%	USD	1,529	$(48,027)	$(29,607)	$(18,420)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.93	USD	370	(11,622)	(15,489)	3,867
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.93	USD	53	(1,665)	(511)	(1,154)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.93	USD	56	(1,759)	(411)	(1,348)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.93	USD	55	(1,727)	(340)	(1,387)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.93	USD	111	(3,487)	(644)	(2,843)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.93	USD	6	(188)	(114)	(74)

						$(68,475)	$(47,116)	$(21,359)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	6,116	7/31/21	2.230%	CPI	#	Maturity	$(61,826)
Bank of America, NA	USD	3,994	7/31/21	2.230%	CPI	#	Maturity	(40,375)
Barclays Bank PLC	USD	23,020	7/18/22	1.937%	CPI	#	Maturity	204,037
Goldman Sachs International	USD	1,230	1/18/23	2.206%	CPI	#	Maturity	(6,899)

								$94,937

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
CGABROE2	47,220	LIBOR Plus 0.20%	Quarterly	USD	4,724	11/15/19	$2,091
Goldman Sachs International
GSABLJHB(1)	2,760,485	LIBOR Plus 0.20%	Quarterly	JPY	243,999	2/15/19	19,896
JPMorgan Chase Bank, NA
JPQABACP(2)	10,897	0.17%	Maturity	USD	1,024	6/17/19	(48,566)
Pay Total Return on Reference Obligation
Citibank, NA
Russell 1000 Index
Total Return	548	LIBOR Plus 0.24%	Quarterly	USD	4,735	11/15/19	6,056
Goldman Sachs International
GSABSJHB(3)	2,760,485	LIBOR Minus 0.20%	Quarterly	JPY	249,272	2/15/19	(51,252)

							$(71,775)

**	Principal amount less than 500.
***	Notional amount less than 500.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $19,007,988 or 10.2% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2018.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of November 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,349,495 and gross unrealized depreciation of investments was $(10,659,895), resulting in net unrealized depreciation of $(310,400).

(l)	One contract relates to 1 share.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro

GBP	-	Great British Pound
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
SPI	-	Share Price Index
TBA	-	To Be Announced

(1)	The following table represents the 50 largest equity basket holdings underlying the total return swap with GSABLJHB as of November 30, 2018.

Security Description	Shares	Notional Value as of 11/30/18		Percent of Basket’s Value
Sumitomo Dainippon Pharma Co.	1,573	JPY	5,819,398	2.4%
FamilyMart UNY Holdings Co. Ltd.	313		5,044,830	2.1%
Eisai Co. Ltd.	402		4,183,672	1.7%
Kikkoman Corp.	609		4,033,282	1.6%
Fast Retailing Co. Ltd.	60		3,542,189	1.4%
Suzuken Co. Ltd./Aichi Japan	540		3,300,812	1.3%
Taiyo Nippon Sanso Corp.	1,667		3,186,646	1.3%
Showa Shell Sekiyu KK	1,804		3,172,521	1.3%
NTT Urban Development Corp.	1,887		3,167,675	1.3%
Marui Group Co. Ltd.	1,264		3,092,806	1.3%
Sony Financial Holdings Inc.	1,292		3,076,109	1.3%
Medipal Holdings Corp.	1,181		3,069,948	1.2%
TIS Inc.	568		2,978,672	1.2%
Alfresa Holdings Corp.	983		2,968,230	1.2%
Nichirei Corp.	919		2,944,265	1.2%
Shiseido Co. Ltd.	389		2,807,188	1.1%

Security Description	Shares	Notional Value as of 11/30/18		Percent of Basket’s Value
Dai Nippon Printing Co. Ltd.	1,053	JPY	2,764,778	1.1%
Tokyo Gas Co. Ltd.	940		2,748,177	1.1%
Sumitomo Realty & Development	651		2,740,950	1.1%
Sompo Holdings Inc.	619		2,713,187	1.1%
Trend Micro Inc./Japan	415		2,703,278	1.1%
Kyowa Hakko Kirin Co. Ltd.	1,145		2,664,422	1.1%
Mitsui Fudosan Co. Ltd.	980		2,661,737	1.1%
SBI Holdings Inc./Japan	1,012		2,608,165	1.1%
Hitachi Capital Corp.	910		2,552,967	1.0%
Toyota Tsusho Corp.	650		2,549,386	1.0%
Electric Power Development Co.	858		2,508,061	1.0%
Konica Minolta Inc.	2,442		2,495,885	1.0%
Yokogawa Electric Corp.	1,190		2,483,297	1.0%
Casio Computer Co. Ltd.	1,565		2,478,118	1.0%
Isetan Mitsukoshi Holdings Ltd.	1,875		2,461,913	1.0%
Mitsubishi Estate Co. Ltd.	1,333		2,427,317	1.0%
Sanwa Holdings Corp.	1,758		2,423,137	1.0%
Nippon Express Co. Ltd.	353		2,416,500	1.0%
Iida Group Holdings Co. Ltd.	1,203		2,410,297	1.0%
Fukuoka Financial Group Inc.	929		2,406,263	1.0%
Kirin Holdings Co. Ltd.	903		2,405,501	1.0%
Dai-ichi Life Holdings Inc.	1,215		2,404,205	1.0%
Nippon Electric Glass Co. Ltd.	783		2,387,837	1.0%
Idemitsu Kosan Co. Ltd.	575		2,374,186	1.0%
Yokohama Rubber Co. Ltd./The	992		2,357,125	1.0%
TDK Corp.	263		2,355,576	1.0%
T&D Holdings Inc.	1,446		2,333,185	0.9%
SoftBank Group Corp.	244		2,319,816	0.9%
Seino Holdings Co. Ltd.	1,376		2,317,993	0.9%
Bank of Kyoto Ltd./The	422		2,306,203	0.9%
Konami Holdings Corp.	454		2,304,065	0.9%
Asics Corp.	1,397		2,285,949	0.9%
Oji Holdings Corp.	3,416		2,268,513	0.9%
Isuzu Motors Ltd.	1,402		2,265,853	0.9%
Other	60,683		105,611,919	42.9%

(2)	The following table represents the 50 largest (long/short) basket holdings underlying the total return swap with JPQABACP as of November 30, 2018.

Security Description	Shares	Notional Value as of 11/30/18	Percent of Basket’s Value
Royal Dutch Shell PLC	45	$136,913	14.0%
Chevron Corp.	516	61,440	6.3%
Exxon Mobil Corp.	744	59,544	6.1%
BP PLC	88	58,115	6.0%
TOTAL SA	1,043	57,875	5.9%
EOG Resources Inc.	444	45,734	4.7%
PetroChina Co. Ltd.	53,188	33,983	3.5%
Glencore PLC	87	32,147	3.3%
Repsol SA	1,743	29,601	3.0%
Anadarko Petroleum Corp.	475	25,156	2.6%
Mosaic Co./The	639	23,008	2.4%
Vale SA	1,601	22,409	2.3%
Agnico Eagle Mines Ltd.	627	22,167	2.3%
Alcoa Corp.	678	21,693	2.2%
Boliden AB	876	19,647	2.0%
Halliburton Co.	590	18,283	1.9%
LUKOIL PJSC	228	16,896	1.7%
JXTG Holdings Inc.	2,344	14,159	1.5%
Continental Resources Inc./OK	308	14,156	1.5%

Security Description	Shares	Notional Value as of 11/30/18	Percent of Basket’s Value
First Quantum Minerals Ltd.	1,561	$14,092	1.4%
Motor Oil Hellas Corinth Refineries	622	14,087	1.4%
C&J Energy Services Inc.	776	13,199	1.4%
Antofagasta PLC	13	12,987	1.3%
MMC Norilsk Nickel PJSC	604	11,481	1.2%
Rio Tinto PLC	2	11,130	1.1%
SM Energy Co.	555	11,109	1.1%
Yamato Kogyo Co. Ltd.	389	10,174	1.0%
Tupras Turkiye Petrol Rafinerileri A.Ş.	407	9,690	1.0%
S-Oil Corp.	9,592	9,592	1.0%
Concho Resources Inc.	73	9,493	1.0%
Origin Energy Ltd.	2,145	9,398	1.0%
Aker BP ASA	330	9,358	1.0%
Norsk Hydro ASA	1,956	9,094	0.9%
Newcrest Mining Ltd.	509	7,806	0.8%
Lundin Mining Corp.	1,684	7,601	0.8%
Johnson Matthey PLC	2	7,538	0.8%
Inpex Corp.	687	7,292	0.7%
Sumitomo Metal Mining Co. Ltd.	236	6,863	0.7%
Sasol Ltd.	2	6,851	0.7%
Whiting Petroleum Corp.	220	6,599	0.7%
Polyus PJSC	157	5,660	0.6%
Syrah Resources Ltd.	3,393	4,956	0.5%
Incitec Pivot Ltd.	1,665	4,863	0.5%
OZ Minerals Ltd.	730	4,795	0.5%
Detour Gold Corp.	635	4,780	0.5%
Cosan SA	522	4,584	0.5%
Gran Tierra Energy Inc.	1,516	4,561	0.5%
Petroleo Brasileiro SA	338	4,395	0.5%
APERAM SA	149	4,231	0.4%
Industrias Penoles SAB de CV	361	4,116	0.4%
Other	1,432	(1,017,860)	(104.4)%

(3)	The following table represents the 50 largest (short) equity basket holdings underlying the total return swap with GSABSJHB as of November 30, 2018.

Security Description	Shares	Notional Value as of 11/30/18		Percent of Basket’s Value
Keihan Holdings Co. Ltd.	(817)	JPY	(3,872,763)	1.5%
Nissan Chemical Corp.	(622)		(3,829,253)	1.5%
Asahi Intecc Co. Ltd.	(695)		(3,698,072)	1.5%
Bandai Namco Holdings Inc.	(759)		(3,619,662)	1.4%
Kyushu Railway Co.	(823)		(3,087,659)	1.2%
Astellas Pharma Inc.	(1,754)		(3,058,671)	1.2%
Park24 Co. Ltd.	(985)		(3,019,963)	1.2%
Oriental Land Co. Ltd./Japan	(258)		(2,913,391)	1.1%
Ezaki Glico Co Ltd.	(526)		(2,907,864)	1.1%
Marubeni Corp.	(3,386)		(2,871,193)	1.1%
Japan Post Insurance Co. Ltd.	(999)		(2,862,194)	1.1%
McDonald’s Holdings Co. Japan L	(562)		(2,860,485)	1.1%
Otsuka Holdings Co. Ltd.	(506)		(2,801,744)	1.1%
Azbil Corp.	(1,141)		(2,795,217)	1.1%
West Japan Railway Co.	(338)		(2,676,594)	1.1%
KDDI Corp.	(1,000)		(2,662,849)	1.0%
MEIJI Holdings Co. Ltd.	(294)		(2,623,897)	1.0%
Fuji Media Holdings Inc.	(1,479)		(2,615,477)	1.0%
NTT DOCOMO Inc.	(979)		(2,573,180)	1.0%
Tobu Railway Co. Ltd.	(767)		(2,492,426)	1.0%
Japan Post Bank Co. Ltd.	(1,869)		(2,477,860)	1.0%
Makita Corp.	(554)		(2,467,165)	1.0%

Security Description	Shares	Notional Value as of 11/30/18		Percent of Basket’s Value
Yamaguchi Financial Group Inc.	(2,094)	JPY	(2,462,712)	1.0%
Hoshizaki Corp.	(279)		(2,460,029)	1.0%
Rakuten Inc.	(2,661)		(2,432,065)	1.0%
Japan Airlines Co. Ltd.	(593)		(2,427,992)	1.0%
Nippon Telegraph & Telephone Co.	(518)		(2,423,834)	1.0%
SCSK Corp.	(533)		(2,402,450)	0.9%
Nissan Motor Co. Ltd.	(2,404)		(2,389,374)	0.9%
Seria Co. Ltd.	(494)		(2,385,863)	0.9%
Ono Pharmaceutical Co. Ltd.	(852)		(2,340,408)	0.9%
ANA Holdings Inc.	(577)		(2,339,162)	0.9%
Aozora Bank Ltd.	(620)		(2,314,155)	0.9%
Toray Industries Inc.	(2,547)		(2,266,626)	0.9%
Rinnai Corp.	(277)		(2,252,525)	0.9%
Nitori Holdings Co. Ltd.	(147)		(2,230,798)	0.9%
Zenkoku Hosho Co. Ltd.	(570)		(2,211,490)	0.9%
Teijin Ltd.	(1,123)		(2,200,908)	0.9%
Ryohin Keikaku Co. Ltd.	(72)		(2,189,664)	0.9%
Daito Trust Construction Co. Ltd.	(148)		(2,187,928)	0.9%
Canon Inc.	(671)		(2,159,857)	0.8%
Japan Tobacco Inc.	(763)		(2,155,199)	0.8%
Aeon Co. Ltd.	(761)		(2,069,724)	0.8%
Nihon M&A Center Inc.	(764)		(2,022,742)	0.8%
Sundrug Co. Ltd.	(527)		(2,017,585)	0.8%
Kansai Paint Co. Ltd.	(939)		(1,997,555)	0.8%
Shimamura Co. Ltd.	(207)		(1,992,165)	0.8%
Miura Co. Ltd.	(636)		(1,923,204)	0.8%
Nintendo Co. Ltd.	(55)		(1,891,435)	0.7%
Takeda Pharmaceutical Co. Ltd.	(444)		(1,889,303)	0.7%
Other	(46,577)		(127,526,755)	50.1%

COUNTRY BREAKDOWN1

68.4%	United States
6.3%	Japan
2.9%	United Kingdom
2.3%	Canada
2.0%	France
1.5%	Switzerland
1.2%	Germany
1.2%	Spain
0.9%	Italy
0.7%	Denmark
0.7%	China
0.7%	Singapore
0.6%	Netherlands
5.7%	Other
4.9%	Short-Term

100.0%	Total Investments

1

All data are as of November 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Australia, Belgium, Brazil, Cayman Islands, Chile, Colombia, Finland, Hong Kong, Ireland, Israel, Malaysia, New Zealand, Norway, Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Supranational, Sweden, Taiwan, Turkey and Uruguay.

AB Conservative Wealth Fund

November 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$11,175,914		$1,748,325		$	– 0	–	$12,924,239
Health Care	9,117,857		1,566,756			– 0	–	10,684,613
Financials	5,410,077		3,925,063			– 0	–	9,335,140
Consumer Discretionary	7,701,318		1,222,723			– 0	–	8,924,041
Industrials	4,758,689		1,684,231			– 0	–	6,442,920
Communication Services	3,602,643		2,199,967			– 0	–	5,802,610
Consumer Staples	2,045,673		2,161,721			– 0	–	4,207,394
Energy	759,132		1,296,467			– 0	–	2,055,599
Materials	884,168		883,386			– 0	–	1,767,554
Real Estate	746,844		290,787			– 0	–	1,037,631
Utilities	291,253		471,273			– 0	–	762,526
Investment Companies	59,743,425		– 0	–		– 0	–	59,743,425
Governments - Treasuries	– 0	–	16,540,848			– 0	–	16,540,848
Corporates - Investment Grade	– 0	–	10,656,886			– 0	–	10,656,886
Inflation-Linked Securities	– 0	–	9,256,731			– 0	–	9,256,731
Mortgage Pass-Throughs	– 0	–	5,260,577			– 0	–	5,260,577
Covered Bonds	– 0	–	2,475,600			– 0	–	2,475,600
Collateralized Mortgage Obligations	– 0	–	1,724,761			204,970		1,929,731
Agencies	– 0	–	1,579,900			– 0	–	1,579,900
Commercial Mortgage-Backed Securities	– 0	–	1,369,201			– 0	–	1,369,201
Collateralized Loan Obligations	– 0	–	– 0	–		997,120		997,120
Asset-Backed Securities	– 0	–	516,580			376,459		893,039
Governments - Sovereign Bonds	– 0	–	493,575			– 0	–	493,575
Supranationals	– 0	–	351,654			– 0	–	351,654
Governments - Sovereign Agencies	– 0	–	259,759			– 0	–	259,759
Local Governments - US Municipal Bonds	– 0	–	232,533			– 0	–	232,533
Quasi-Sovereigns	– 0	–	196,656			– 0	–	196,656
Options Purchased - Puts	– 0	–	164,511			– 0	–	164,511
Corporates - Non-Investment Grade	– 0	–	130,503			– 0	–	130,503
Local Governments - Provincial Bonds	– 0	–	104,570			– 0	–	104,570
Options Purchased - Calls	– 0	–	99,178			– 0	–	99,178
Short-Term Investments	9,124,791		– 0	–		– 0	–	9,124,791
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	185,790		– 0	–		– 0	–	185,790

Total Investments in Securities	115,547,574		68,864,722			1,578,549		185,990,845
Other Financial Instruments(a):
Assets:
Futures	228,229		652,356			– 0	–	880,585
Forward Currency Exchange Contracts	– 0	–	1,181,475			– 0	–	1,181,475
Centrally Cleared Credit Default Swaps	– 0	–	431,011			– 0	–	431,011
Centrally Cleared Interest Rate Swaps	– 0	–	32,539			– 0	–	32,539
Inflation (CPI) Swaps	– 0	–	204,037			– 0	–	204,037
Total Return Swaps	– 0	–	28,043			– 0	–	28,043
Liabilities:
Futures	(600,987)		(60,861)			– 0	–	(661,848)
Forward Currency Exchange Contracts	– 0	–	(742,447)			– 0	–	(742,447)
Call Options Written	– 0	–	(256,666)			– 0	–	(256,666)
Put Options Written	– 0	–	(71,533)			– 0	–	(71,533)
Currency Options Written	– 0	–	(16,133)			– 0	–	(16,133)
Centrally Cleared Credit Default Swaps	– 0	–	(519,632)			– 0	–	(519,632)
Centrally Cleared Interest Rate Swaps	– 0	–	(15,569)			– 0	–	(15,569)
Credit Default Swaps	– 0	–	(68,475)			– 0	–	(68,475)
Inflation (CPI) Swaps	– 0	–	(109,100)			– 0	–	(109,100)
Total Return Swaps	– 0	–	(99,818)			– 0	–	(99,818)

Total(b)	$115,174,816		$69,433,949			$1,578,549		$186,187,314

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities			Collateralized Loan Obligations
Balance as of 8/31/18	$30,393			$9,382		$749,998
Accrued discounts/(premiums)	32			– 0	–	– 0	–
Realized gain (loss)	– 0	–		65		– 0	–
Change in unrealized appreciation/depreciation	(455)			(65)		(2,878)
Purchases/Payups	175,000			– 0	–	– 0	–
Sales/Paydowns	– 0	–		(9,382)		– 0	–
Transfers in to Level 3	– 0	–		– 0	–	250,000
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 11/30/18	$204,970		$	– 0	–	$997,120

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18	$(455)		$	– 0	–	$(2,878)

	Asset-Backed Securities		Total
Balance as of 8/31/18	$388,628			$1,178,401
Accrued discounts/(premiums)	6			38
Realized gain (loss)	9			74
Change in unrealized appreciation/depreciation	(1,768)			(5,166)
Purchases/Payups	– 0	–		175,000
Sales/Paydowns	(10,416)			(19,798)
Transfers in to Level 3	– 0	–		250,000	(a)
Transfers out of Level 3	– 0	–		– 0	–

Balance as of 11/30/18	$376,459			$1,578,549

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18	$(1,768)			$(5,101)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2018 is as follows:

													Distributions
Affiliated Issuer	Market Value 8/31/18 (000)	Purchases at Cost (000)		Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 11/30/18 (000)	Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$20,431	$5,677		$	– 0	–	$	– 0	–	$(1,567)		$24,541	$	– 0	–	$	– 0	–
AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio	16,364	– 0	–		– 0	–		– 0	–	(633)		15,731		– 0	–		– 0	–
AB High Income Fund, Inc.	20,301	328			1,204			(141)		(669)		18,615		334			– 0	–
Government Money Market Portfolio	1,825	19,497			12,197			– 0	–	– 0	–	9,125		– 0	–		27
Government Money Market Portfolio*	385	7,156			7,355			– 0	–	– 0	–	186		4			– 0	–

Total	$59,306	$32,658			$20,756			$(141)		$(2,869)		$68,198		$338			$27

*	Investments of cash collateral for securities lending transactions

AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 55.2%
Long-Term Municipal Bonds - 55.2%
Alabama - 1.0%
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/25	$1,000	$1,055,850

Arizona - 2.1%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25	1,685	1,802,580
Glendale Industrial Development Authority (Beatitudes Campus (The))
Series 2017
5.00%, 11/15/40 (a)	335	322,464
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	110	117,681

		2,242,725

California - 1.3%
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37	510	563,688
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/54 (a)(b)	250	247,537
State of California
Series 2017
5.00%, 8/01/26	440	519,257

		1,330,482

Colorado - 1.7%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,050,600
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2018A
5.00%, 12/01/28	545	633,230
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(c)(d)(e)	710	149,100

		1,832,930

	Principal Amount (000)	U.S. $ Value
Connecticut - 1.2%
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/27	$1,135	$1,226,719

Delaware - 0.2%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	225	231,143

Florida - 4.5%
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (a)(b)	270	283,570
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE)
Series 2017
5.00%, 7/01/46 (a)(b)	340	333,503
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	100	101,345
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25	665	748,311
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	612,545
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	425	447,881
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35 (a)		15 15,016
Series 2010A-2
6.125%, 5/01/35 (a)		35 35,037
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/22 (Pre-refunded/ETM)	935	979,160
Tampa Bay Water
Series 2011A 5.00%, 10/01/23	1,105	1,190,914

		4,747,282

Georgia - 1.5%
Augusta Development Authority (AU Health System Obligated Group)
Series 2018
5.00%, 7/01/30	200	224,312
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/28	625	700,037

	Principal Amount (000)	U.S. $ Value
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018C
4.00%, 8/01/48	$450	$469,989
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	210	221,414

		1,615,752

Guam - 0.3%
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	300	308,655

Illinois - 6.7%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	950	936,928
Series 2016A
7.00%, 12/01/44	100	112,936
Series 2017B
6.75%, 12/01/30 (b)	135	158,131
7.00%, 12/01/42 (b)	100	115,834
Chicago O’Hare International Airport (TrIPs Obligated Group)
Series 2018
5.00%, 7/01/33	105	115,830
City of Chicago IL
Series 2014A
5.00%, 1/01/35	100	102,197
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/41	415	453,960
Illinois Finance Authority (CHF-Chicago LLC)
Series 2017A
5.00%, 2/15/47	210	220,248
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46 (a)	475	484,633
Illinois Finance Authority (Mercy Health Corp. Obligated Group)
Series 2016
5.00%, 12/01/46	430	458,341
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.44%, 5/15/55 (a)	498	445,904
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49	425	447,865

	Principal Amount (000)	U.S. $ Value
Metropolitan Pier & Exposition Authority
Series 2012
Zero Coupon 12/15/41-12/15/50	$675	$171,955
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease)
Series 2017A
5.00%, 6/15/57	115	118,281
Series 2017B
Zero Coupon%, 12/15/54	150	23,262
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/23	365	400,934
State of Illinois
Series 2013
5.00%, 7/01/22	315	328,800
Series 2014
5.00%, 4/01/20	75	76,981
Series 2016
5.00%, 2/01/23-2/01/28	1,170	1,230,957
Series 2017A
5.00%, 12/01/25	135	143,078
Series 2017D
5.00%, 11/01/24-11/01/28	480	506,688

		7,053,743

Indiana - 0.4%
Indiana Bond Bank
Series 2007A
5.25%, 10/15/19	460	471,909

Iowa - 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	110	116,705
Xenia Rural Water District
Series 2016
5.00%, 12/01/31	340	369,604

		486,309

Kansas - 0.3%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2018
4.50%, 6/01/40	315	306,533

Kentucky - 1.1%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37-8/15/46	620	650,698

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	$315	$329,333
5.25%, 6/01/41	150	157,643

		1,137,674

Louisiana - 0.4%
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	400	428,704

Maryland - 1.3%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	400	435,312
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (a)	215	223,630
County of Frederick MD (Mount St. Mary’s University, Inc.)
Series 2017A
5.00%, 9/01/45 (b)	215	220,184
County of Howard MD (Downtown Columbia Project)
Series 2017A
4.50%, 2/15/47 (a)(b)	500	489,790

		1,368,916

Massachusetts - 1.6%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group)
Series 2015D
5.00%, 7/01/44	175	184,557
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/47	320	332,233
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	635	661,175
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/37 (b)	200	204,862
Massachusetts Development Finance Agency (Zero Waste Solutions)
Series 2017
8.00%, 12/01/22 (a)(b)	235	197,231
Series 2017A
7.75%, 12/01/44 (a)(b)	100	94,476

		1,674,534

	Principal Amount (000)	U.S. $ Value
Michigan - 2.5%
Grand Rapids Economic Development Authority (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/47 (a)	$325	$329,417
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/28	325	361,169
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,111,290
Michigan State Hospital Finance Authority (Trinity Health Corp. Obligated Group)
Series 2017C
5.00%, 12/01/23	445	498,662
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI)
Series 2007A
6.00%, 6/01/48	405	396,325

		2,696,863

Minnesota - 0.1%
City of Bethel MN (Lodge at Stillwater LLC (The))
Series 2018
5.25%, 6/01/58 (a)	100	102,428

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/46	400	419,864

Missouri - 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	470	500,221
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/46	500	486,085

		986,306

Nebraska - 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2017A
5.00%, 9/01/42	455	517,012

	Principal Amount (000)	U.S. $ Value
Nevada - 0.1%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings LLC)
Series 2018
6.95%, 2/15/38 (a)(b)	$100	$99,358

New Jersey - 5.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	685	722,312
Series 2014P
5.00%, 6/15/29	500	532,185
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/47	415	432,065
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.25%, 1/01/25	1,195	1,317,715
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/47	415	434,879
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20	300	314,310
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/20	840	872,239
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/29	675	755,156
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	390	390,495

		5,771,356

New York - 3.4%
County of Nassau NY
Series 2017C
5.00%, 10/01/26	225	260,073
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/32	195	226,120
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	1,085	1,190,896

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/26	$205	$228,618
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	460	483,708
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26	1,000	1,103,700
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	105	110,035

		3,603,150

North Carolina - 0.2%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2017
5.00%, 9/01/41 (a)	250	254,965

Ohio - 2.4%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	730	690,821
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (a)(b)	225	229,327
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/28	315	362,256
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	660	686,149
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) 5.625%, 6/01/19 (a)(d)(f)	140	135,800
Series 2009D
4.25%, 8/01/29 (a)	250	242,500
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.50%, 1/15/48 (a)(b)	175	175,123
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	45	43,650

		2,565,626

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 2.6%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (b)	$220	$228,245
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/23	600	669,180
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/51 (a)	215	226,225
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	220	234,837
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49	335	333,945
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)(c)(d)(e)	55	550
School District of Philadelphia (The)
Series 2018A
5.00%, 9/01/34	1,000	1,107,190

		2,800,172

Puerto Rico - 1.8%
Commonwealth of Puerto Rico
Series 2012A
5.125%, 7/01/37 (d)(f)	100	58,000
5.50%, 7/01/39 (d)(f)	150	87,000
Series 2014A
8.00%, 7/01/35 (d)(f)	250	144,687
Government Development Bank for Puerto Rico
Series 2018
7.50%, 8/20/40 (a)	112	88,948
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A
6.125%, 7/01/24	30	28,875
Series 2012A
5.00%, 7/01/33	50	45,938
5.125%, 7/01/37	25	23,031
5.25%, 7/01/29-7/01/42	110	102,212
5.50%, 7/01/28	30	28,463
5.75%, 7/01/37	30	28,650
6.00%, 7/01/47	30	28,650
Puerto Rico Electric Power Authority
Series 2007T
5.00%, 7/01/37 (d)(f)	30	18,900

	Principal Amount (000)	U.S. $ Value
Series 2010C
5.00%, 7/01/21 (d)(f)	$25	$15,750
Series 2010DDD
5.00%, 7/01/21 (d)(f)	15	9,450
Series 2012A
5.00%, 7/01/42 (d)(f)	90	56,700
AGM Series 2007V
5.25%, 7/01/27-7/01/31	345	379,597
Puerto Rico Highway & Transportation Authority
NATL Series 2007N
5.25%, 7/01/32	330	344,325
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	225	219,094
Puerto Rico Sales Tax Financing Corp.
5.25%, 8/01/57	100	80,000
Series 2011C
5.25%, 8/01/40	100	80,000

		1,868,270

Tennessee - 0.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (a)(b)	280	266,101
Memphis-Shelby County Industrial Development Board (Graceland, Inc.)
Series 2017A
5.50%, 7/01/37 (a)	100	105,013
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)	100	97,600
Tennessee Housing Development Agency
Series 2017
4.00%, 7/01/48	295	308,449

		777,163

Texas - 3.2%
City of Houston TX
Series 2017A
5.00%, 3/01/26	405	469,958
Harris County-Houston Sports Authority
AGM Series 2014A
5.00%, 11/15/25	615	691,365
Irving Hospital Authority
Series 2017A
5.00%, 10/15/44	500	529,370

	Principal Amount (000)	U.S. $ Value
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village)
Series 2017
5.00%, 1/01/37 (a)	$325	$326,917
Red River Education Finance Corp. (St. Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	90	95,837
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48 (a)	230	244,515
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	300	311,799
Uptown Development Authority
Series 2017A
5.00%, 9/01/40	625	664,512

		3,334,273

Vermont - 0.4%
Vermont Economic Development Authority (Casella Waste Systems, Inc.)
Series 2013
4.625%, 4/01/36 (b)	100	97,224
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2017A
5.00%, 5/01/47 (a)	335	348,507

		445,731

Virginia - 1.0%
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/47 (a)	325	332,322
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	220	220,132
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	510	483,404

		1,035,858

Washington - 1.4%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (a)(b)(g)	155	160,307
King County Public Hospital District No. 1
5.00%, 12/01/31 (g)	265	298,459

	Principal Amount (000)	U.S. $ Value
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/37	$355	$374,695
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	340	361,910
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/46 (b)	315	324,910

		1,520,281

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	100	95,886

Wisconsin - 2.0%
City of Milwaukee WI
Series 2018N
5.00%, 4/01/22	865	944,165
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	175	196,726
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	160	158,915
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24 (b)	265	284,220
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42-5/01/47	410	429,604
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	100	101,452

		2,115,082

Total Municipal Obligations (cost $58,679,804)		58,529,504

Company	Shares	U.S. $ Value
COMMON STOCKS - 23.3%
Health Care - 4.6%
Biotechnology - 0.7%
AbbVie, Inc.	4,411	$415,825
Gilead Sciences, Inc.	3,769	271,142

		686,967

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	847	46,441
CVS Health Corp.	3,724	298,665
Sonic Healthcare Ltd.	1,123	18,778

		363,884

Pharmaceuticals - 3.6%
AstraZeneca PLC	3,742	291,386
Bristol-Myers Squibb Co.	4,748	253,828
GlaxoSmithKline PLC	14,731	305,373
Merck & Co., Inc.	7,751	614,964
Novartis AG	6,346	579,399
Orion Oyj-Class B	187	6,242
Pfizer, Inc.	17,158	793,214
Roche Holding AG	2,056	533,705
Sanofi	3,675	333,177
Takeda Pharmaceutical Co., Ltd.	2,096	78,905

		3,790,193

		4,841,044

Consumer Staples - 4.2%
Beverages - 1.0%
Coca-Cola Co. (The)	11,826	596,030
PepsiCo, Inc.	4,136	504,344

		1,100,374

Food & Staples Retailing - 0.1%
Coles Group Ltd. (d)	3,413	29,211
ICA Gruppen AB	166	6,022
Jeronimo Martins SGPS SA	636	7,596
Koninklijke Ahold Delhaize NV	3,826	98,597
Lawson, Inc.	99	6,489
Lenta Ltd. (GDR) (b)(d)	1	3

		147,918

Food Products - 1.0%
Archer-Daniels-Midland Co.	1,618	74,460
Campbell Soup Co.	560	21,952
General Mills, Inc.	1,681	71,123
Marine Harvest ASA	1,219	28,528
Nestle SA	8,967	765,002
Orkla ASA	3,037	25,153
WH Group Ltd. (b)	32,164	23,483

		1,009,701

Household Products - 0.8%
Kimberly-Clark Corp.	1,054	121,600

Company	Shares	U.S. $ Value
Procter & Gamble Co. (The)	7,245	$684,725

		806,325

Personal Products - 0.4%
Unilever NV	4,447	246,783
Unilever PLC	3,528	191,197

		437,980

Tobacco - 0.9%
Altria Group, Inc.	5,509	302,059
Imperial Brands PLC	2,864	88,280
Japan Tobacco, Inc.	4,023	100,053
Philip Morris International, Inc.	4,523	391,375
Swedish Match AB	524	20,479

		902,246

		4,404,544

Financials - 2.6%
Banks - 1.0%
Bank of Nova Scotia (The)	3,679	200,197
BOC Hong Kong Holdings Ltd.	13,616	53,312
Canadian Imperial Bank of Commerce	1,313	110,187
DBS Group Holdings Ltd.	5,678	101,397
Hang Seng Bank Ltd.	2,276	52,708
Oversea-Chinese Banking Corp., Ltd.	9,958	82,113
People’s United Financial, Inc.	1,116	18,819
Regions Financial Corp.	3,227	53,094
Royal Bank of Canada	4,197	307,735
United Overseas Bank Ltd.	4,228	77,632

		1,057,194

Capital Markets - 0.3%
3i Group PLC	3,068	32,773
Amundi SA (b)	235	13,505
ASX Ltd.	578	25,549
CI Financial Corp.	414	6,270
CME Group, Inc.-Class A	1,092	207,567
Eaton Vance Corp.	346	14,094
IGM Financial, Inc.	243	6,234
Investec PLC	1,962	11,961
Schroders PLC	186	6,020
Singapore Exchange Ltd.	2,352	12,596

		336,569

Diversified Financial Services - 0.0%
Standard Life Aberdeen PLC	7,459	25,340

Insurance - 1.3%
Admiral Group PLC	789	20,996
Allianz SE	1,273	269,942
American Financial Group, Inc./OH	233	23,850
Assicurazioni Generali SpA	3,634	61,333
Baloise Holding AG	135	19,865
Cincinnati Financial Corp.	414	33,836
Direct Line Insurance Group PLC	3,771	15,800
Fidelity National Financial, Inc.	852	28,627
Great-West Lifeco, Inc.	1,064	24,401

Company	Shares	U.S. $ Value
Hannover Rueck SE	177	$24,666
Industrial Alliance Insurance & Financial Services, Inc.	169	6,178
Insurance Australia Group Ltd.	7,405	39,525
Legal & General Group PLC	18,086	56,640
Manulife Financial Corp.	5,904	97,626
Mapfre SA	2,158	6,170
Medibank Pvt Ltd.	9,393	16,671
MS&AD Insurance Group Holdings, Inc.	1,324	40,183
Power Corp. of Canada	1,025	20,444
Power Financial Corp.	898	18,999
Principal Financial Group, Inc.	832	41,034
Sampo Oyj-Class A	1,259	56,288
SCOR SE	637	30,607
Sun Life Financial, Inc.	1,765	65,092
Swiss Life Holding AG (d)	103	40,470
Tokio Marine Holdings, Inc.	2,008	99,192
Tryg A/S	382	9,511
Zurich Insurance Group AG	457	143,647

		1,311,593

		2,730,696

Industrials - 2.3%
Aerospace & Defense - 0.3%
BAE Systems PLC	9,204	57,859
Lockheed Martin Corp.	742	222,919
Meggitt PLC	2,733	18,119
Singapore Technologies Engineering Ltd.	2,467	6,402

		305,299

Air Freight & Logistics - 0.3%
Deutsche Post AG	2,898	92,629
Kuehne & Nagel International AG	149	20,978
United Parcel Service, Inc.-Class B	2,029	233,923

		347,530

Airlines - 0.0%
easyJet PLC	414	5,899
Japan Airlines Co., Ltd.	472	17,043

		22,942

Building Products - 0.1%
Cie de Saint-Gobain	1,700	63,184

Commercial Services & Supplies - 0.0%
Brambles Ltd.	4,937	37,208
G4S PLC	3,452	8,553

		45,761

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	737	28,274
Bouygues SA	769	29,598
CIMIC Group Ltd.	196	5,817
Skanska AB-Class B	1,144	18,025
Vinci SA	1,715	149,650

		231,364

Company	Shares	U.S. $ Value
Electrical Equipment - 0.4%
ABB Ltd.	5,773	$117,047
Eaton Corp. PLC	1,330	102,330
Emerson Electric Co.	1,937	130,786
Schneider Electric SE	1,832	133,536

		483,699

Industrial Conglomerates - 0.3%
CK Hutchison Holdings Ltd.	7,998	83,893
NWS Holdings Ltd.	2,867	6,045
Siemens AG	2,220	258,353
Smiths Group PLC	1,149	20,450

		368,741

Machinery - 0.4%
Amada Holdings Co., Ltd.	565	6,133
ANDRITZ AG	258	12,459
Atlas Copco AB-Class A	1,965	48,176
Atlas Copco AB-Class B SHS	1,142	25,815
Cummins, Inc.	455	68,732
Komatsu Ltd.	2,703	72,236
Kone Oyj-Class B	957	47,470
NSK Ltd.	650	6,111
PACCAR, Inc.	1,000	62,220
SKF AB-Class B	1,360	21,521
Wartsila Oyj Abp	1,353	22,075

		392,948

Professional Services - 0.1%
Randstad NV	437	21,342
SGS SA	15	35,585

		56,927

Road & Rail - 0.0%
Aurizon Holdings Ltd.	7,064	21,813
ComfortDelGro Corp., Ltd.	4,077	6,262

		28,075

Trading Companies & Distributors - 0.1%
ITOCHU Corp.	4,005	71,288

Transportation Infrastructure - 0.1%
Aena SME SA (b)	209	33,249
Auckland International Airport Ltd.	3,438	17,054
SATS Ltd.	1,813	6,334

		56,637

		2,474,395

Communication Services - 2.3%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	21,255	664,006
BCE, Inc.	412	17,660
BT Group PLC	24,519	82,051
Elisa Oyj	374	15,016
HKT Trust & HKT Ltd.-Class SS	13,845	20,054
Nippon Telegraph & Telephone Corp.	2,025	83,503
Singapore Telecommunications Ltd.	24,215	54,455

Company	Shares	U.S. $ Value
Spark New Zealand Ltd.	6,458	$18,809
Swisscom AG	68	32,663
Telenor ASA	2,329	45,177
TELUS Corp.	540	19,383
Verizon Communications, Inc.	12,094	729,268

		1,782,045

Media - 0.2%
Axel Springer SE	93	5,946
Eutelsat Communications SA	872	18,638
Interpublic Group of Cos., Inc. (The)	1,152	27,072
ITV PLC	9,763	18,119
Omnicom Group, Inc.	666	51,262
ProSiebenSat.1 Media SE	649	13,183
Publicis Groupe SA	674	40,035
RTL Group SA	102	6,104
Shaw Communications, Inc.-Class B	1,222	23,002
WPP PLC	3,495	38,580

		241,941

Wireless Telecommunication Services - 0.4%
1&1 Drillisch AG	121	6,083
KDDI Corp.	5,143	120,844
NTT DOCOMO, Inc.	3,831	88,878
Rogers Communications, Inc.-Class B	1,052	56,113
Vodafone Group PLC	79,129	170,969

		442,887

		2,466,873

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Enagas SA	661	18,188
Exxon Mobil Corp.	12,392	985,164
Galp Energia SGPS SA	1,479	24,345
Keyera Corp.	774	16,952
Koninklijke Vopak NV	141	6,163
Marathon Petroleum Corp.	2,081	135,598
Phillips 66	1,291	120,734
Snam SpA	5,803	25,463
TOTAL SA	7,779	432,666
TransCanada Corp.	2,602	106,634
Valero Energy Corp.	1,305	104,269

		1,976,176

		1,976,176

Utilities - 1.6%
Electric Utilities - 1.0%
Alliant Energy Corp.	639	29,004
American Electric Power Co., Inc.	1,461	113,578
CK Infrastructure Holdings Ltd.	2,575	19,604
CLP Holdings Ltd.	4,847	53,506
Duke Energy Corp.	2,126	188,300
Edison International	917	50,728
EDP - Energias de Portugal SA	8,217	28,717
Endesa SA	1,174	26,229
Eversource Energy	923	63,078
Fortis, Inc./Canada	1,320	45,849

Company	Shares	U.S. $ Value
Iberdrola SA	17,207	$128,723
OGE Energy Corp.	531	21,038
Pinnacle West Capital Corp.	325	29,042
Power Assets Holdings Ltd.	4,254	28,866
PPL Corp.	2,035	62,251
Red Electrica Corp. SA	1,264	27,284
SSE PLC	2,797	39,213
Terna Rete Elettrica Nazionale SpA	3,992	22,374
Xcel Energy, Inc.	1,426	74,794

		1,052,178

Multi-Utilities - 0.6%
Ameren Corp.	675	46,318
CMS Energy Corp.	840	43,756
Consolidated Edison, Inc.	880	70,708
DTE Energy Co.	525	62,863
E.ON SE	6,830	69,817
Innogy SE (b)	507	23,214
National Grid PLC	9,611	102,597
Public Service Enterprise Group, Inc.	1,463	81,782
Sempra Energy	800	92,176
WEC Energy Group, Inc.	931	67,479

		660,710

		1,712,888

Consumer Discretionary - 1.5%
Auto Components - 0.1%
Bridgestone Corp.	1,824	74,163
Cie Generale des Etablissements Michelin SCA-Class B	590	61,827
Nokian Renkaat Oyj	439	14,088

		150,078

Automobiles - 0.5%
Bayerische Motoren Werke AG	961	78,911
Bayerische Motoren Werke AG (Preference Shares)	84	6,097
Daimler AG	2,720	153,787
General Motors Co.	3,838	145,652
Nissan Motor Co., Ltd.	6,548	57,416
Subaru Corp.	1,867	41,574
Yamaha Motor Co., Ltd.	819	16,850

		500,287

Distributors - 0.0%
Genuine Parts Co.	405	42,003

Diversified Consumer Services - 0.0%
H&R Block, Inc.	499	13,478

Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.	1,221	73,614
Carnival PLC	508	29,627
Crown Resorts Ltd.	710	6,073
Darden Restaurants, Inc.	339	37,473
GVC Holdings PLC	1,608	15,146
Las Vegas Sands Corp.	1,151	63,236
Sands China Ltd.	7,638	33,307

Company	Shares	U.S. $ Value
Sodexo SA	281	$29,081
TUI AG	1,306	18,657

		306,214

Household Durables - 0.2%
Barratt Developments PLC	2,752	16,272
Electrolux AB-Class B	683	15,545
Garmin Ltd.	343	22,865
Iida Group Holdings Co., Ltd.	339	5,996
Leggett & Platt, Inc.	342	13,249
Persimmon PLC	933	22,677
Sekisui House Ltd.	2,060	31,092
Taylor Wimpey PLC	9,380	16,089
Whirlpool Corp.	189	23,839

		167,624

Multiline Retail - 0.3%
Kohl’s Corp.	442	29,689
Macy’s, Inc.	783	26,794
Marks & Spencer Group PLC	5,528	20,658
Next PLC	443	27,661
Nordstrom, Inc.	325	17,183
Target Corp.	1,576	111,833
Wesfarmers Ltd.	3,413	79,041

		312,859

Specialty Retail - 0.1%
Gap, Inc. (The)	648	17,684
Kingfisher PLC	6,591	20,993
L Brands, Inc.	690	22,848

		61,525

Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.	1,118	17,787
Tapestry, Inc.	775	30,171

		47,958

		1,602,026

Information Technology - 1.2%
Communications Equipment - 0.6%
Cisco Systems, Inc.	13,765	658,930

IT Services - 0.4%
International Business Machines Corp.	2,662	330,807
Paychex, Inc.	894	63,259
Western Union Co. (The)-Class W	1,355	25,379

		419,445

Semiconductors & Semiconductor Equipment - 0.1%
Maxim Integrated Products, Inc.	811	45,351
Tokyo Electron Ltd.	459	64,204

		109,555

Technology Hardware, Storage & Peripherals - 0.1%
Canon, Inc.	2,971	84,311

Company	Shares	U.S. $ Value
Seagate Technology PLC	816	$35,162

		119,473

		1,307,403

Materials - 0.9%
Chemicals - 0.5%
BASF SE	2,657	194,299
Covestro AG (b)	563	32,423
EMS-Chemie Holding AG	24	12,891
Evonik Industries AG	582	15,718
LyondellBasell Industries NV-Class A	948	88,458
Mitsubishi Chemical Holdings Corp.	3,747	30,658
Mitsubishi Gas Chemical Co., Inc.	375	6,159
Nutrien Ltd.	1,885	97,098
Solvay SA	230	24,916
Sumitomo Chemical Co., Ltd.	4,361	23,670

		526,290

Construction Materials - 0.0%
Boral Ltd.	3,431	12,792

Containers & Packaging - 0.1%
Amcor Ltd./Australia	3,673	36,128
International Paper Co.	1,078	49,793

		85,921

Metals & Mining - 0.2%
Boliden AB	801	17,944
Fortescue Metals Group Ltd.	4,494	13,197
Norsk Hydro ASA	2,899	13,699
Rio Tinto Ltd.	1,222	65,813
Rio Tinto PLC	3,417	156,164
voestalpine AG	186	6,181

		272,998

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	1,697	21,693
UPM-Kymmene Oyj	1,579	42,175

		63,868

		961,869

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Daito Trust Construction Co., Ltd.	260	34,004
First Capital Realty, Inc.	409	6,078
Hang Lung Properties Ltd.	3,402	6,907
Henderson Land Development Co., Ltd.	4,761	24,556
LendLease Group	1,999	18,567
New World Development Co., Ltd.	16,979	22,939
Sino Land Co., Ltd.	10,511	18,145
Sun Hung Kai Properties Ltd.	4,940	70,624
Swire Properties Ltd.	3,425	11,944
Swiss Prime Site AG (d)	172	14,213

		227,977

Total Common Stocks (cost $23,841,701)		24,705,891

	Shares	U.S. $ Value
PREFERRED STOCKS - 6.4%
Real Estate - 6.4%
Diversified REITs - 1.4%
Colony Capital, Inc.
Series H
7.125%	8,400	$170,520
Colony Capital, Inc.
Series I
7.15%	10,750	219,300
Global Net Lease, Inc.
Series A
7.25%	5,900	146,320
Investors Real Estate Trust
Series C
6.625%	1,675	40,284
PS Business Parks, Inc.
Series X
5.25%	10,000	209,200
PS Business Parks, Inc.
Series Y
5.20%	1,050	21,808
Spirit Realty Capital, Inc.
Series A
6.00%	6,800	149,668
VEREIT, Inc.
Series F
6.70%	18,500	446,405
Vornado Realty Trust
Series K
5.70%	1,600	35,792

		1,439,297

Hotel & Resort REITs - 1.1%
Ashford Hospitality Trust, Inc.
Series F
7.375%	9,475	206,650
Ashford Hospitality Trust, Inc.
Series G
7.375%	1,000	21,600
Hersha Hospitality Trust
Series C
6.875%	1,000	22,170
Hersha Hospitality Trust
Series E
6.50%	12,600	257,670
LaSalle Hotel Properties
Series I
6.375%	4,250	98,387
LaSalle Hotel Properties
Series J
6.30%	5,600	123,760
Pebblebrook Hotel Trust
Series C
6.50%	9,900	231,660

Company	Shares	U.S. $ Value
Summit Hotel Properties, Inc.
Series E
6.25%	10,500	$221,025

		1,182,922

Industrial REITs - 0.3%
Monmouth Real Estate Investment Corp.
Series C
6.125%	9,500	214,605
Rexford Industrial Realty, Inc.
Series B
5.875%	6,850	156,865

		371,470

Office REITs - 0.2%
Boston Properties, Inc.
Series B
5.25%	3,100	68,510
SL Green Realty Corp.
Series I
6.50%	7,100	174,802

		243,312

Residential REITs - 0.8%
American Homes 4 Rent
Series E
6.35%	4,725	107,636
American Homes 4 Rent
Series F
5.875%	9,600	207,360
Apartment Investment & Management Co.
Series A
6.875%	9,400	241,956
UMH Properties, Inc.
Series C
6.75%	10,300	232,780
UMH Properties, Inc.
Series D
6.375%	2,000	44,600

		834,332

Retail REITs - 1.7%
Brookfield Property REIT, Inc.
Series A
6.375%	11,025	263,828
Cedar Realty Trust, Inc.
Series C
6.50%	9,475	189,026
Federal Realty Investment Trust
Series C
5.00%	3,500	72,765
Kimco Realty Corp.
Series J
5.50%	10,200	211,446

Company	Shares	U.S. $ Value
Pennsylvania Real Estate Investment Trust
Series D
6.875%	3,000	$61,830
Saul Centers, Inc.
Series C
6.875%	375	9,141
Saul Centers, Inc.
Series D
6.125%	10,000	219,900
SITE Centers Corp.
Series A
6.375%	15,800	358,818
Taubman Centers, Inc.
Series J
6.50%	7,050	172,020
Urstadt Biddle Properties, Inc.
Series G
6.75%	1,325	32,264
Urstadt Biddle Properties, Inc.
Series H
6.25%	8,375	187,935
Washington Prime Group, Inc.
Series H
7.50%	750	14,805

		1,793,778

Specialized REITs - 0.9%
Digital Realty Trust, Inc.
Series C
6.625%	9,100	237,510
Digital Realty Trust, Inc.
Series G
5.875%	7,800	189,150
EPR Properties
Series G
5.75%	5,575	118,748
National Storage Affiliates Trust
Series A
6.00%	3,000	69,810
Public Storage
Series C
5.125%	8,200	178,760
Public Storage
Series G
5.05%	6,000	131,100

		925,078

Total Preferred Stocks (cost $7,584,584)		6,790,189

INVESTMENT COMPANIES - 4.7%
Funds and Investment Trusts - 4.7% (j)
Invesco KBW Premium Yield Equity REIT ETF	9,208	287,382
iShares International Developed Real Estate ETF	4,416	123,736
iShares Mortgage Real Estate ETF	40,020	1,743,671
JPMorgan Alerian MLP Index ETN	109,167	2,682,233
Vanguard Real Estate ETF	2,068	169,535

Total Investment Companies (cost $5,330,282)		5,006,557

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 5.0%
Investment Companies – 5.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.13% (h)(i)(j) (cost $5,271,362)	5,271,362	$5,271,362

Total Investments – 94.6% (cost $100,707,733) (k)		100,303,503
Other assets less liabilities – 5.4%		5,676,682

Net Assets - 100.0%		$105,980,185

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at November 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Amsterdam Index Futures	1	December 2018	EUR	– 0	–**	$119,179	$117,553	$(1,626)
DAX Index Futures	1	December 2018	EUR	– 0	–**	337,434	318,347	(19,087)
Euro STOXX 50 Index Futures	49	December 2018	EUR	– 0	–**	1,850,389	1,754,608	(95,781)
Euro-CAC40 10 Futures	11	December 2018	EUR	– 0	–**	631,638	621,410	(10,228)
FTSE 100 Index Futures	19	December 2018	GBP	– 0	–**	1,737,370	1,687,248	(50,122)
FTSE/MIB Index Futures	1	December 2018	EUR	– 0	–**	118,986	108,534	(10,452)
IBEX 35 Index Futures	1	December 2018	EUR	– 0	–**	102,533	102,352	(181)
OMXS30 Index Futures	22	December 2018	SEK	2		367,465	365,392	(2,073)
S&P 500 E-Mini Futures	58	December 2018	USD	3		8,303,779	7,999,070	(304,709)
S&P TSX 60 Index Futures	3	December 2018	CAD	1		428,890	412,163	(16,727)
SPI 200 Futures	5	December 2018	AUD	– 0	–**	563,991	518,391	(45,600)
TOPIX Index Futures	15	December 2018	JPY	150		2,252,035	2,204,114	(47,921)
U.S. T-Note 10 Yr (CBT) Futures	101	March 2019	USD	10,100		12,039,792	12,064,766	24,974
Sold Contracts
10 Yr Australian Bond Futures	24	December 2018	AUD	2,400		2,266,586	2,277,278	(10,692)
Canadian 10 Yr Bond Futures	5	March 2019	CAD	500		498,130	501,599	(3,469)
Euro-Bund Futures	8	December 2018	EUR	800		1,450,925	1,463,036	(12,111)
Hang Seng Index Futures	6	December 2018	HKD	– 0	–**	1,007,910	1,017,293	(9,383)
Long Gilt Futures	21	March 2019	GBP	2,100		3,270,391	3,281,756	(11,365)
MSCI Singapore Index Futures	26	December 2018	SGD	3		653,035	660,566	(7,531)
S&P 500 E-Mini Futures	13	December 2018	USD	1		1,881,570	1,792,895	88,675
S&P TSX 60 Index Futures	2	December 2018	CAD	– 0	–**	285,939	274,775	11,164
SPI 200 Futures	4	December 2018	AUD	– 0	–**	440,146	414,713	25,433

								$(508,812)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	1,453	USD$	376	12/04/18	$360
Bank of America, NA	USD	394	BRL	1,453	12/04/18	(18,678)
Bank of America, NA	USD	648	RUB	43,228	12/14/18	(4,123)
Barclays Bank PLC	COP	1,051,689	USD	334	12/20/18	9,223
Barclays Bank PLC	INR	75,369	USD	1,065	12/13/18	(15,225)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	4,234	USD	607	1/24/19	$(1,185)
Barclays Bank PLC	TRY	2,288	USD	340	12/14/18	(95,731)
Barclays Bank PLC	CHF	749	USD	757	12/14/18	6,623
Barclays Bank PLC	USD	593	CAD	774	12/14/18	(10,117)
Barclays Bank PLC	USD	598	NZD	916	12/14/18	32,131
Barclays Bank PLC	USD	156	TWD	4,801	12/11/18	(735)
Barclays Bank PLC	USD	596	NOK	4,990	3/15/19	(12,855)
Barclays Bank PLC	USD	602	PHP	32,771	12/11/18	21,822
Barclays Bank PLC	USD	243	RUB	16,455	12/14/18	2,241
BNP Paribas SA	USD	1,039	CHF	1,042	12/14/18	5,088
BNP Paribas SA	USD	1,011	NZD	1,570	12/14/18	68,794
Citibank, NA	KRW	808,168	USD	720	2/20/19	(3,559)
Citibank, NA	CLP	358,567	USD	529	12/20/18	(4,802)
Citibank, NA	BRL	1,664	USD	443	12/04/18	13,012
Citibank, NA	EUR	1,699	USD	1,985	12/14/18	59,063
Citibank, NA	USD	431	BRL	1,664	12/04/18	(412)
Citibank, NA	USD	732	EUR	623	12/14/18	(26,025)
Citibank, NA	USD	979	JPY	110,272	12/14/18	(6,439)
Citibank, NA	USD	1,647	INR	114,891	12/13/18	(344)
Credit Suisse International	AUD	1,149	USD	812	12/14/18	(27,956)
Credit Suisse International	EUR	681	USD	798	12/14/18	26,155
Credit Suisse International	USD	528	SEK	4,796	12/14/18	(1,184)
Credit Suisse International	USD	534	HUF	149,400	12/14/18	(10,838)
Deutsche Bank AG	USD	237	PEN	799	12/20/18	(653)
Goldman Sachs Bank USA	SEK	9,238	USD	1,032	3/15/19	8,270
Goldman Sachs Bank USA	PEN	2,048	USD	609	12/20/18	3,333
Goldman Sachs Bank USA	CAD	774	USD	596	12/14/18	13,762
Goldman Sachs Bank USA	GBP	489	USD	639	12/14/18	15,971
Goldman Sachs Bank USA	USD	653	NOK	5,399	12/14/18	(24,229)
Goldman Sachs Bank USA	USD	589	MXN	11,409	12/14/18	(29,332)
Morgan Stanley & Co., Inc.	SEK	8,435	USD	940	12/14/18	12,543
Morgan Stanley & Co., Inc.	GBP	468	USD	611	12/14/18	14,786
Morgan Stanley & Co., Inc.	BRL	211	USD	55	12/04/18	52
Morgan Stanley & Co., Inc.	BRL	211	USD	54	1/03/19	(329)
Morgan Stanley & Co., Inc.	USD	210	GBP	160	12/14/18	(5,829)
Morgan Stanley & Co., Inc.	USD	54	BRL	211	12/04/18	311
Morgan Stanley & Co., Inc.	USD	566	AUD	794	12/14/18	14,673
Morgan Stanley & Co., Inc.	USD	522	JPY	57,773	12/14/18	(12,302)
Nomura Global Financial Products, Inc.	THB	6,509	USD	199	12/14/18	767
Standard Chartered Bank	TWD	28,193	USD	920	12/11/18	5,905
Standard Chartered Bank	USD	695	IDR	10,625,066	1/29/19	41,297
State Street Bank & Trust Co.	HUF	66,304	USD	235	12/14/18	2,765
State Street Bank & Trust Co.	CZK	10,264	USD	459	12/14/18	11,624
State Street Bank & Trust Co.	JPY	6,492	USD	57	12/14/18	(27)
State Street Bank & Trust Co.	MXN	5,860	USD	306	12/14/18	18,089
State Street Bank & Trust Co.	ZAR	2,069	USD	142	3/15/19	(5,041)
State Street Bank & Trust Co.	NOK	1,443	USD	174	12/14/18	6,092
State Street Bank & Trust Co.	CHF	1,079	USD	1,120	12/14/18	38,678
State Street Bank & Trust Co.	NZD	755	USD	505	12/14/18	(14,408)
State Street Bank & Trust Co.	CAD	975	USD	750	12/14/18	15,760
State Street Bank & Trust Co.	AUD	526	USD	373	12/14/18	(11,143)
State Street Bank & Trust Co.	PLN	311	USD	84	12/14/18	1,631
State Street Bank & Trust Co.	GBP	219	USD	286	12/14/18	6,628
State Street Bank & Trust Co.	CAD	177	USD	134	3/15/19	847

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	28	USD	32	3/15/19	$139
State Street Bank & Trust Co.	ZAR	13	USD	1	12/14/18	(86)
State Street Bank & Trust Co.	USD	557	AUD	770	12/14/18	6,239
State Street Bank & Trust Co.	USD	284	CHF	272	12/14/18	(10,986)
State Street Bank & Trust Co.	USD	336	CAD	435	12/14/18	(8,944)
State Street Bank & Trust Co.	USD	814	GBP	621	12/14/18	(22,655)
State Street Bank & Trust Co.	USD	166	NOK	1,379	12/14/18	(5,822)
State Street Bank & Trust Co.	USD	592	TRY	3,835	12/14/18	138,841
State Street Bank & Trust Co.	USD	271	MXN	5,276	12/14/18	(11,769)
State Street Bank & Trust Co.	USD	267	MXN	5,547	3/15/19	800
UBS AG	USD	394	EUR	335	12/14/18	(14,349)

						$206,203

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index (l)	Citibank, NA	290	EUR	3,100.00	December 2018	EUR	– 0	–**	$24,759	$(30,565)
FTSE 100 Index (l)	Citibank, NA	60	GBP	7,100.00	December 2018	GBP	– 0	–**	8,618	(4,098)
Nikkei 225 Index (l)	Goldman Sachs International	3,000	JPY	21,625.00	December 2018	JPY	3		18,579	(23,058)
S&P 500 Index (l)	Goldman Sachs International	200	USD	2,690.00	December 2018	USD	– 0	–**	8,071	(18,892)
S&P 500 Index (l)	Goldman Sachs International	1,000	USD	2,690.00	December 2018	USD	1		42,601	(94,461)

									$102,628	$(171,074)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index (l)	Citibank, NA	290	EUR	3,100.00	December 2018	EUR	– 0	–**	$16,506	$(9,877)
FTSE 100 Index (l)	Citibank, NA	60	GBP	7,100.00	December 2018	GBP	– 0	–**	11,961	(13,194)
Nikkei 225 Index (l)	Goldman Sachs International	3,000	JPY	21,625.00	December 2018	JPY	3		21,192	(3,696)
S&P 500 Index (l)	Goldman Sachs International	200	USD	2,690.00	December 2018	USD	– 0	–**	16,562	(4,938)
S&P 500 Index (l)	Goldman Sachs International	1,000	USD	2,690.00	December 2018	USD	1		71,770	(24,688)

									$137,991	$(56,393)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	7,850	4/27/27	6 Month NIBOR	1.935%	Semi-Annual/Annual	$(2,059)	$	– 0	–	$(2,059)
NOK	3,430	12/06/27	6 Month NIBOR	1.795%	Semi-Annual/Annual	(6,417)		– 0	–	(6,417)
NOK	2,830	5/15/28	6 Month NIBOR	2.234%	Semi-Annual/Annual	5,990		– 0	–	5,990
SEK	1,770	6/08/28	3 Month STIBOR	1.178%	Quarterly/Annual	2,845		– 0	–	2,845
NOK	5,160	7/12/28	6 Month NIBOR	2.145%	Semi-Annual/Annual	758		– 0	–	758
CHF	480	7/12/28	6 Month LIBOR	0.403%	Semi-Annual/Annual	3,117		– 0	–	3,117
NOK	980	9/10/28	6 Month NIBOR	2.168%	Semi-Annual/Annual	210		– 0	–	210
CHF	520	9/10/28	6 Month LIBOR	0.400%	Semi-Annual/Annual	791		– 0	–	791
NOK	1,390	10/11/28	6 Month NIBOR	2.396%	Semi-Annual/Annual	3,473		– 0	–	3,473
NOK	9,670	11/13/28	6 Month NIBOR	2.322%	Semi-Annual/Annual	14,525		– 0	–	14,525
SEK	7,180	11/13/28	3 Month STIBOR	1.273%	Quarterly/Annual	11,371		– 0	–	11,371
CHF	980	11/13/28	6 Month LIBOR	0.510%	Semi-Annual/Annual	10,713		– 0	–	10,713
NZD	640	11/13/28	3 Month BKBM	3.105%	Quarterly/Semi-Annual	9,368		– 0	–	9,368

						$54,685	$	– 0	–	$54,685

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.61%	USD	8	$(1,145)	$(818)	$(327)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	70	(10,018)	(9,234)	(784)
Credit Suisse International

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at November 30, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.61%	USD	4	$(573)	$(512)	$(61)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	3	(430)	(310)	(120)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	54	(7,723)	(5,579)	(2,144)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	138	(19,750)	(17,538)	(2,212)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	81	(11,592)	(8,154)	(3,438)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	149	(21,312)	(22,114)	802
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	7	(1,002)	(920)	(82)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	26	(3,722)	(3,416)	(306)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	69	(9,875)	(6,742)	(3,133)

						$(87,142)	$(75,337)	$(11,805)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,864	8/31/20	2.235%	CPI	#	Maturity/Maturity	$(17,850)
Barclays Bank PLC	USD	1,865	9/04/20	2.248%	CPI	#	Maturity/Maturity	(17,834)
Barclays Bank PLC	USD	2,083	9/20/20	2.263%	CPI	#	Maturity/Maturity	(19,609)
Barclays Bank PLC	USD	2,079	10/15/20	2.208%	CPI	#	Maturity/Maturity	(16,117)
Barclays Bank PLC	USD	1,067	10/15/20	2.210%	CPI	#	Maturity/Maturity	(8,324)
Citibank, NA	USD	1,520	10/17/20	2.220%	CPI	#	Maturity/Maturity	(11,954)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	1,911	8/30/20	2.210%	CPI	#	Maturity/Maturity	$(17,270)

								$(108,958)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	5,276,000	LIBOR	Maturity	USD	5,276	12/20/18	$105,465
iBoxx $ Liquid High Yield Index	524,000	LIBOR	Maturity	USD	524	12/20/18	10,592
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPABSAA1(1)	363,914	0.07%	Maturity	USD	36,675	12/28/18	0

							$116,057

**	Notional amount less than 500.

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $5,691,571 or 5.4% of net assets.

(c)	Defaulted matured security.
(d)	Non-income producing security.
(e)	Illiquid security.
(f)	Defaulted.
(g)	When-Issued or delayed delivery security.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of November 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,193,978 and gross unrealized depreciation of investments was $(4,837,686), resulting in net unrealized depreciation of $(643,708).

(l)	One contract relates to 1 share.

As of November 30, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.9% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso

CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

AGM	-	Assured Guaranty Municipal
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
DAX	-	Deutscher Aktien Index (German Stock Index)
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
ETN	-	Exchange Traded Note
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
IBEX	-	International Business Exchange
LIBOR	-	London Interbank Offered Rates
MIB	-	Milano Italia Borsa
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

(1)	The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPABSAA1 as of November 30, 2018.

Security Description	Shares	Notional Value as of 11/30/18	Percent of Basket’s Value
S&P 500 Total Return	(3,356)	$(18,390,171)	(50.1)%
MSCI Daily TR Gross EAFE	(1,396)	(10,341,729)	(28.2)%
MSCI Daily TR Gross Canada	(159)	(1,089,120)	(3.0)%
Roche Holding AG	3,386	877,453	2.4%
Nice Ltd.	797,190	797,190	2.2%
Microsoft Corp.	7,167	795,507	2.2%
HKT Trust & HKT Ltd.	531,296	746,798	2.0%
Royal Dutch Shell PLC	234	716,516	2.0%
Paychex, Inc.	9,942	705,873	1.9%

Security Description	Shares	Notional Value as of 11/30/18	Percent of Basket’s Value
Merck & Co., Inc.	8,793	$694,668	1.9%
Raytheon Co.	3,906	683,464	1.9%
Fidelity National Financial, Inc.	19,223	653,586	1.8%
TJX Cos., Inc. (The)	12,881	631,177	1.7%
Ross Stores, Inc.	7,088	623,708	1.7%
Gilead Sciences, Inc.	8,507	612,503	1.7%
Toronto-Dominion Bank (The)	10,936	608,906	1.7%
TOTAL SA	10,575	586,697	1.6%
Fidelity National Information Services Inc.	5,429	586,360	1.6%
Nippon Telegraph & Telephone Corp.	14,134	582,523	1.6%
UnitedHealth Group, Inc.	2,047	575,156	1.6%
Booz Allen Hamilton Holding Corp.	11,131	567,686	1.5%
Philip Morris International, Inc.	6,310	549,012	1.5%
Salmar ASA	9,665	544,862	1.5%
Apple, Inc.	3,025	541,543	1.5%
Boeing Co. (The)	1,561	541,543	1.5%
Pfizer, Inc.	11,529	530,338	1.4%
Royal Bank of Canada	7,166	522,987	1.4%
Walmart, Inc.	5,335	522,869	1.4%
Check Point Software Technologies Ltd.	4,602	515,399	1.4%
RELX PLC	25,120	511,958	1.4%
Anthem, Inc.	1,739	504,195	1.4%
NN Group NV	10,857	467,115	1.3%
Comcast Corp.	11,970	466,847	1.3%
CVS Health Corp.	5,602	448,173	1.2%
Oracle Corp.	8,994	440,704	1.2%
Oracle Corp./Japan	6,789	440,626	1.2%
Total System Services, Inc.	5,023	436,969	1.2%
British American Tobacco PLC	124	436,627	1.2%
Aristocrat Leisure Ltd.	24,708	433,027	1.2%
Texas Instruments, Inc.	4,295	429,499	1.2%
Intercontinental Exchange, Inc.	5,192	425,765	1.2%
Wolters Kluwer NV	6,912	414,798	1.1%
PepsiCo, Inc.	3,398	414,560	1.1%
Vonovia SE	8,213	399,851	1.1%
Capgemini SE	3,429	399,851	1.1%
Koninklijke Ahold Delhaize NV	15,354	399,851	1.1%
McDonald’s Corp	2,114	399,621	1.1%
LyondellBasell Industries NV	4,096	380,947	1.0%
Novo Nordisk A/S	7,969	369,962	1.0%
Home Depot, Inc. (The)	2,054	369,743	1.0%
Other	360,978	11,370,351	31.0%

AB Tax-Managed All Market Income Portfolio

November 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$50,139,879		$8,389,625		$58,529,504
Common Stocks:
Health Care		2,694,079		2,146,965		– 0	–	4,841,044
Consumer Staples		2,796,882		1,607,662		– 0	–	4,404,544
Financials		1,284,284		1,446,412		– 0	–	2,730,696
Industrials		820,910		1,653,485		– 0	–	2,474,395
Communication Services		1,593,849		873,024		– 0	–	2,466,873
Energy		1,469,351		506,825		– 0	–	1,976,176
Utilities		1,171,461		541,427		– 0	–	1,712,888
Consumer Discretionary		709,398		892,628		– 0	–	1,602,026
Information Technology		1,158,888		148,515		– 0	–	1,307,403
Materials		235,349		726,520		– 0	–	961,869
Real Estate		6,078		221,899		– 0	–	227,977
Preferred Stocks		6,790,189		– 0	–	– 0	–	6,790,189
Investment Companies		5,006,557		– 0	–	– 0	–	5,006,557
Short-Term Investments		5,271,362		– 0	–	– 0	–	5,271,362

Total Investments in Securities		31,008,637		60,905,241		8,389,625		100,303,503
Other Financial Instruments (a):
Assets:
Futures		124,813		25,433		– 0	–	150,246
Forward Currency Exchange Contracts		– 0	–	624,315		– 0	–	624,315
Centrally Cleared Interest Rate Swaps		– 0	–	63,161		– 0	–	63,161
Total Return Swaps		– 0	–	116,057		– 0	–	116,057
Liabilities:
Futures		(359,073)		(299,985)		– 0	–	(659,058)
Forward Currency Exchange Contracts		– 0	–	(418,112)		– 0	–	(418,112)
Call Options Written		– 0	–	(171,074)		– 0	–	(171,074)
Put Options Written		– 0	–	(56,393)		– 0	–	(56,393)
Centrally Cleared Interest Rate Swaps		– 0	–	(8,476)		– 0	–	(8,476)
Credit Default Swaps		– 0	–	(87,142)		– 0	–	(87,142)
Inflation (CPI) Swaps		– 0	–	(108,958)		– 0	–	(108,958)

Total (b)		$30,774,377		$60,584,067		$8,389,625		$99,748,069

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/18	$8,607,904		$8,607,904
Accrued discounts/(premiums)	(3,799)		(3,799)
Realized gain (loss)	9,048		9,048
Change in unrealized appreciation/depreciation	(228,346)		(228,346)
Purchases	188,947		188,947
Sales	(184,129)		(184,129)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$8,389,625		$8,389,625

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18	$(228,159)		$(228,159)

As of November 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2018 is as follows:

Fund	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,665	$13,700	$10,094	$5,271	$19

AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 52.3%
Information Technology - 10.7%
Communications Equipment - 0.9%
Cisco Systems, Inc.	92,148	$4,411,125
Nokia Oyj (Sponsored ADR)-Class A	384,028	2,100,633

		6,511,758

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp./DE	22,267	2,063,705

IT Services - 2.6%
Broadridge Financial Solutions, Inc.	13,132	1,390,285
Cognizant Technology Solutions Corp.-Class A	30,721	2,188,257
Fidelity National Information Services, Inc.	28,684	3,096,438
Total System Services, Inc.	28,288	2,471,522
Visa, Inc.-Class A	62,501	8,857,017

		18,003,519

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	85,365	4,209,348
Texas Instruments, Inc.	21,583	2,155,063
Xilinx, Inc.	39,275	3,632,152

		9,996,563

Software - 3.1%
Adobe, Inc. (a)	10,938	2,744,235
Microsoft Corp.	117,511	13,030,795
Oracle Corp.	112,290	5,475,260

		21,250,290

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	64,248	11,473,408
HP, Inc.	121,141	2,786,243
Xerox Corp.	93,258	2,510,505

		16,770,156

		74,595,991

Financials - 8.1%
Banks - 3.8%
Bank of America Corp.	281,253	7,987,585
Citigroup, Inc.	47,004	3,045,389
JPMorgan Chase & Co.	77,984	8,671,041
Wells Fargo & Co.	117,151	6,358,957

		26,062,972

Capital Markets - 1.2%
CME Group, Inc.-Class A	15,540	2,953,843
Goldman Sachs Group, Inc. (The)	19,242	3,669,257
S&P Global, Inc.	8,219	1,502,927

		8,126,027

Consumer Finance - 0.4%
Capital One Financial Corp.	4,640	416,115
Synchrony Financial	100,651	2,614,913

		3,031,028

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.-Class B (a)	32,318	$7,053,080

Insurance - 1.7%
Allstate Corp. (The)	1,156	103,104
Everest Re Group Ltd.	20,558	4,565,520
Fidelity National Financial, Inc.	94,810	3,185,616
Progressive Corp. (The)	58,035	3,847,140

		11,701,380

		55,974,487

Health Care - 6.9%
Biotechnology - 1.4%
Biogen, Inc. (a)	11,471	3,828,102
Gilead Sciences, Inc.	58,991	4,243,813
Vertex Pharmaceuticals, Inc. (a)	9,241	1,670,680

		9,742,595

Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (a)	17,730	2,872,438
Intuitive Surgical, Inc. (a)	2,145	1,138,716
Medtronic PLC	24,672	2,406,260

		6,417,414

Health Care Providers & Services - 2.2%
Anthem, Inc.	18,196	5,278,114
Cigna Corp.	3,939	879,894
CVS Health Corp.	15,769	1,264,679
UnitedHealth Group, Inc.	27,938	7,860,636

		15,283,323

Pharmaceuticals - 2.4%
Johnson & Johnson	11,584	1,701,690
Merck & Co., Inc.	48,459	3,844,737
Pfizer, Inc.	155,124	7,171,382
Zoetis, Inc.	39,761	3,732,365

		16,450,174

		47,893,506

Communication Services - 5.8%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	105,117	6,338,555

Entertainment - 0.6%
Walt Disney Co. (The)	32,409	3,742,916

Interactive Media & Services - 2.9%
Alphabet, Inc.-Class A (a)	1,345	1,492,479
Alphabet, Inc.-Class C (a)	10,558	11,554,992
Facebook, Inc.-Class A (a)	50,661	7,123,443

		20,170,914

Media - 1.1%
Comcast Corp.-Class A	198,933	7,760,376

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (a)	34,179	$2,339,553

		40,352,314

Consumer Discretionary - 5.4%
Auto Components - 0.5%
Magna International, Inc.-Class A	72,990	3,640,011

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	17,067	3,217,300
Starbucks Corp.	8,366	558,180

		3,775,480

Internet & Direct Marketing Retail - 0.4%
Booking Holdings, Inc. (a)	1,454	2,750,794

Specialty Retail - 3.3%
AutoZone, Inc. (a)	4,888	3,954,734
Home Depot, Inc. (The)	38,538	6,949,172
Ross Stores, Inc.	50,495	4,423,362
TJX Cos., Inc. (The)	119,228	5,824,288
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,899	1,458,873

		22,610,429

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc.-Class B	65,504	4,920,660

		37,697,374

Consumer Staples - 4.4%
Beverages - 1.2%
Constellation Brands, Inc.-Class A	15,467	3,027,820
PepsiCo, Inc.	41,258	5,031,001

		8,058,821

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	20,537	4,749,797
US Foods Holding Corp. (a)	99,619	3,305,358
Walmart, Inc.	67,781	6,618,815

		14,673,970

Household Products - 0.6%
Procter & Gamble Co. (The)	47,523	4,491,399

Tobacco - 0.5%
Altria Group, Inc.	65,633	3,598,657

		30,822,847

Industrials - 3.3%
Aerospace & Defense - 1.7%
Boeing Co. (The)	14,023	4,862,616
Northrop Grumman Corp.	13,195	3,429,117
Raytheon Co.	21,369	3,746,840

		12,038,573

Airlines - 0.4%
Delta Air Lines, Inc.	48,076	2,918,694

Company	Shares	U.S. $ Value
Electrical Equipment - 0.0%
Eaton Corp. PLC	3,316	$255,133

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	30,769	4,515,351

Road & Rail - 0.5%
Norfolk Southern Corp.	20,884	3,565,734

		23,293,485

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.6%
CubeSmart	104,458	3,252,822
Mid-America Apartment Communities, Inc.	59,245	6,135,412
Regency Centers Corp.	74,148	4,720,262
Sun Communities, Inc.	35,017	3,645,270

		17,753,766

Real Estate Management & Development - 0.4%
CBRE Group, Inc.-Class A (a)	66,001	2,882,923

		20,636,689

Energy - 2.6%
Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc.	56,668	1,819,610

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	42,870	5,098,958
EOG Resources, Inc.	30,759	3,177,712
Exxon Mobil Corp.	64,748	5,147,466
Marathon Petroleum Corp.	43,487	2,833,613

		16,257,749

		18,077,359

Utilities - 1.6%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	91,778	7,134,822
Edison International	4,800	265,536

		7,400,358

Multi-Utilities - 0.5%
NiSource, Inc.	134,854	3,562,842

		10,963,200

Materials - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV-Class A	37,716	3,519,279

Total Common Stocks (cost $276,635,507)		363,826,531

INVESTMENT COMPANIES - 47.0%
Funds and Investment Trusts - 47.0% (b) (c)
AB Discovery Growth Fund, Inc.-Class Z (a)	1,295,029	16,045,414
AB Discovery Value Fund-Class Z	761,402	16,697,537
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	3,714,599	41,492,071

Company	Shares	U.S. $ Value
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	12,058,333	$137,464,992
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	1,530,170	17,826,482
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z	756,172	19,970,509
Sanford C. Bernstein Fund, Inc.- AB Tax-Managed International Portfolio-Class Z	4,858,370	77,150,923

Total Investment Companies (cost $349,278,085)		326,647,928

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.13% (b)(c)(d) (cost $3,983,679)	3,983,679	3,983,679

Total Investments - 99.9% (cost $629,897,271) (e)		694,458,138
Other assets less liabilities - 0.1%		840,270

Net Assets - 100.0%		$695,298,408

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of November 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,396,735 and gross unrealized depreciation of investments was $(28,835,868), resulting in net unrealized appreciation of $64,560,867.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$363,826,531		$	– 0	–	$	– 0	–	$363,826,531
Investment Companies	326,647,928			– 0	–		– 0	–	326,647,928
Short-Term Investments	3,983,679			– 0	–		– 0	–	3,983,679

Total Investments in Securities	694,458,138			– 0	–		– 0	–	694,458,138
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$694,458,138		$	– 0	–	$	– 0	–	$694,458,138

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 11/30/18 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$18,623	$	– 0	–	$	– 0	–	$	– 0	–	$(2,578)	$16,045	$	– 0	–	$	– 0	–
AB Discovery Value Fund	18,197	– 0	–	– 0	–	– 0	–	(1,499)	16,698	– 0	–	– 0	–
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	80	26,438	22,534	– 0	–	– 0	–	3,984	– 0	–	7
Bernstein Fund, Inc. - International Small Cap Portfolio	44,190	2,390	– 0	–	– 0	–	(5,088)	41,492	– 0	–	– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio	146,862	4,628	842	(56)	(13,127)	137,465	– 0	–	– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio	20,336	– 0	–	– 0	–	– 0	–	(2,510)	17,826	– 0	–	– 0	–
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	18,997	2,784	– 0	–	– 0	–	(1,810)	19,971	– 0	–	– 0	–
Sanford C. Bernstein Fund, Inc. - AB Tax-Managed International Portfolio	82,253	3,070	– 0	–	– 0	–	(8,172)	77,151	– 0	–	– 0	–

Total	$349,538	$39,310	$23,376	$(56)	$(34,784)	$330,632	$	– 0	–	$7

AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 52.5%
Information Technology - 10.8%
Communications Equipment - 1.0%
Cisco Systems, Inc.	159,042	$7,613,341
Nokia Oyj (Sponsored ADR)-Class A	833,649	4,560,060

		12,173,401

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp./DE	43,091	3,993,674

IT Services - 2.6%
Broadridge Financial Solutions, Inc.	31,365	3,320,613
Cognizant Technology Solutions Corp.-Class A	66,505	4,737,151
Fidelity National Information Services, Inc.	55,432	5,983,884
Total System Services, Inc.	63,187	5,520,648
Visa, Inc.-Class A	94,346	13,369,772

		32,932,068

Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	128,123	6,317,745
Texas Instruments, Inc.	51,521	5,144,372
Xilinx, Inc.	68,923	6,373,999

		17,836,116

Software - 3.2%
Adobe, Inc. (a)	25,408	6,374,613
Microsoft Corp.	227,844	25,265,621
Oracle Corp.	200,938	9,797,737

		41,437,971

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	115,777	20,675,456
HP, Inc.	186,255	4,283,865
Xerox Corp.	171,414	4,614,465

		29,573,786

		137,947,016

Financials - 7.9%
Banks - 3.8%
Bank of America Corp.	468,784	13,313,466
Citigroup, Inc.	103,626	6,713,929
JPMorgan Chase & Co.	147,922	16,447,447
Wells Fargo & Co.	224,718	12,197,693

		48,672,535

Capital Markets - 0.8%
Goldman Sachs Group, Inc. (The)	33,593	6,405,849
S&P Global, Inc.	21,403	3,913,753

		10,319,602

Consumer Finance - 0.4%
Synchrony Financial	161,887	4,205,824

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc.-Class B (a)	70,776	15,446,154

Company	Shares	U.S. $ Value
Insurance - 1.7%
Everest Re Group Ltd.	40,699	$9,038,434
Fidelity National Financial, Inc.	172,473	5,795,093
Progressive Corp. (The)	102,964	6,825,483

		21,659,010

		100,303,125

Health Care - 6.9%
Biotechnology - 1.5%
Biogen, Inc. (a)	21,638	7,221,034
Gilead Sciences, Inc.	115,286	8,293,675
Vertex Pharmaceuticals, Inc. (a)	18,484	3,341,722

		18,856,431

Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp. (a)	31,316	5,073,505
Medtronic PLC	56,736	5,533,462

		10,606,967

Health Care Providers & Services - 2.2%
Anthem, Inc.	35,427	10,276,310
CVS Health Corp.	26,046	2,088,918
UnitedHealth Group, Inc.	57,319	16,127,274

		28,492,502

Pharmaceuticals - 2.4%
Merck & Co., Inc.	111,219	8,824,116
Pfizer, Inc.	314,914	14,558,474
Zoetis, Inc.	72,721	6,826,320

		30,208,910

		88,164,810

Communication Services - 5.9%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	169,402	10,214,941

Entertainment - 0.7%
Walt Disney Co. (The)	73,535	8,492,557

Interactive Media & Services - 3.0%
Alphabet, Inc.-Class C (a)	23,513	25,733,333
Facebook, Inc.-Class A (a)	86,825	12,208,463

		37,941,796

Media - 1.1%
Comcast Corp.-Class A	373,034	14,552,056

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (a)	65,305	4,470,127

		75,671,477

Consumer Discretionary - 5.5%
Auto Components - 0.5%
Magna International, Inc.-Class A	143,496	7,156,146

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	38,881	$7,329,457

Internet & Direct Marketing Retail - 0.4%
Booking Holdings, Inc. (a)	2,612	4,941,591

Specialty Retail - 3.3%
AutoZone, Inc. (a)	9,139	7,394,091
Home Depot, Inc. (The)	70,232	12,664,234
Ross Stores, Inc.	86,983	7,619,711
TJX Cos., Inc. (The)	224,244	10,954,319
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,233	3,345,075

		41,977,430

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc.-Class B	123,504	9,277,620

		70,682,244

Consumer Staples - 4.5%
Beverages - 1.2%
Constellation Brands, Inc.-Class A	29,361	5,747,709
PepsiCo, Inc.	77,143	9,406,818

		15,154,527

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	34,853	8,060,802
US Foods Holding Corp. (a)	179,767	5,964,669
Walmart, Inc.	123,935	12,102,252

		26,127,723

Household Products - 0.7%
Procter & Gamble Co. (The)	99,221	9,377,377

Tobacco - 0.6%
Altria Group, Inc.	131,048	7,185,362

		57,844,989

Industrials - 3.3%
Aerospace & Defense - 1.7%
Boeing Co. (The)	22,748	7,888,096
Northrop Grumman Corp.	22,108	5,745,427
Raytheon Co.	44,779	7,851,550

		21,485,073

Airlines - 0.4%
Delta Air Lines, Inc.	82,643	5,017,257

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	59,772	8,771,541

Road & Rail - 0.5%
Norfolk Southern Corp.	36,252	6,189,666

		41,463,537

Real Estate - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.5%
CubeSmart	206,631	6,434,489
Mid-America Apartment Communities, Inc.	110,107	11,402,681
Regency Centers Corp.	136,764	8,706,396
Sun Communities, Inc.	59,024	6,144,399

		32,687,965

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.5%
CBRE Group, Inc.-Class A (a)	137,613	$6,010,936

		38,698,901

Energy - 2.7%
Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc.	115,759	3,717,022

Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	75,009	8,921,570
EOG Resources, Inc.	58,608	6,054,792
Exxon Mobil Corp.	130,885	10,405,358
Marathon Petroleum Corp.	79,400	5,173,704

		30,555,424

		34,272,446

Utilities - 1.5%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	162,228	12,611,605

Multi-Utilities - 0.5%
NiSource, Inc.	262,848	6,944,444

		19,556,049

Materials - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV-Class A	63,829	5,955,884

Total Common Stocks (cost $594,701,408)		670,560,478

INVESTMENT COMPANIES - 47.2%
Funds and Investment Trusts - 47.2% (b)(c)
AB Discovery Growth Fund, Inc.-Class Z (a)	2,406,671	29,818,657
AB Discovery Value Fund-Class Z	1,433,582	31,438,462
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	6,831,215	76,304,673
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	22,195,390	253,027,443
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	2,972,488	34,629,485
Sanford C. Bernstein Fund, Inc.-Emerging Markets Portfolio-Class Z	1,372,732	36,253,852
Sanford C. Bernstein Fund, Inc.-International Portfolio-Class Z	8,947,911	142,003,352

Total Investment Companies (cost $644,002,530)		603,475,924

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.13% (b)(c)(d) (cost $2,598,228)	2,598,228	$2,598,228

Total Investments - 99.9% (cost $1,241,302,166) (e)		1,276,634,630
Other assets less liabilities - 0.1%		674,934

Net Assets - 100.0%		$1,277,309,564

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of November 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,651,935 and gross unrealized depreciation of investments was $(57,319,471), resulting in net unrealized appreciation of $35,332,464.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Wealth Appreciation Strategy

November 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$670,560,478		$	– 0	–	$	– 0	–	$670,560,478
Investment Companies	603,475,924			– 0	–		– 0	–	603,475,924
Short-Term Investments	2,598,228			– 0	–		– 0	–	2,598,228

Total Investments in Securities	1,276,634,630			– 0	–		–0	–	1,276,634,630
Other Financial Instruments (b)	– 0	–		– 0	–		–0	–	– 0	–

Total (c)	$1,276,634,630		$	– 0	–	$	– 0	–	$1,276,634,630

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 8/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 11/30/18 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$34,608	$	– 0	–	$	– 0	–	$	– 0	–	$(4,789)	$29,819	$	– 0	–	$	– 0	–
AB Discovery Value Fund	34,707	– 0	–	415	8	(2,862)	31,438	– 0	–	– 0	–
AB Fixed Income Shares, Inc. - Government Money Market Portfolio	– 0	–	47,806	45,208	– 0	–	– 0	–	2,598	– 0	–	12
Bernstein Fund, Inc. - International Small Cap Portfolio	80,519	5,070	– 0	–	– 0	–	(9,284)	76,305	– 0	–	– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio	270,711	7,982	1,320	(126)	(24,220)	253,027	– 0	–	– 0	–
Bernstein Fund, Inc. - Small Cap Core Portfolio	39,504	– 0	–	– 0	–	– 0	–	(4,875)	34,629	– 0	–	– 0	–
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	35,399	4,110	– 0	–	– 0	–	(3,255)	36,254	– 0	–	– 0	–
Sanford C. Bernstein Fund, Inc. - International Portfolio	150,901	5,950	– 0	–	– 0	–	(14,848)	142,003	– 0	–	– 0	–

Total	$646,349	$70,918	$46,943	$(118)	$(64,133)	$606,073	$	– 0	–	$12

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2019